Lincoln Life & Annuity Company of New York

Financial Statements

December 31, 2021 and 2020

Report of Independent Auditors

To the Stockholder and the Board of Directors of Lincoln Life & Annuity Company of New York

Opinion

We have audited the financial statements of Lincoln Life & Annuity Company of New York (the Company), which comprise the balance sheets as of December 31, 2021 and 2020, and the related statements of comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2021, and the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS).  Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report.  We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free of material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion.  Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists.  The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control.  Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks.  Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control.  Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania

April 1, 2022

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2021	2020
ASSETS
Investments:
Fixed maturity available-for-sale securities, at fair value
(amortized cost: 2021 – $7,394; 2020 – $7,266; allowance for credit losses: 2021 – $0; 2020 – $0)	$8,617	$8,848
Equity securities	7	1
Mortgage loans on real estate, net of allowance for credit losses	961	943
Policy loans	217	231
Derivative investments	7	9
Other investments	6	19
Total investments	9,815	10,051
Cash and invested cash	56	103
Deferred acquisition costs and value of business acquired	281	347
Premiums and fees receivable	26	11
Accrued investment income	91	92
Reinsurance recoverables, net of allowance for credit losses	514	527
Reinsurance related embedded derivatives	-	18
Goodwill	26	26
Other assets	1,828	1,716
Separate account assets	8,475	7,734
Total assets	$21,112	$20,625

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$1,932	$1,897
Other contract holder funds	5,421	5,482
Funds withheld reinsurance liabilities	1,610	1,593
Income taxes payable	359	477
Other liabilities	281	103
Separate account liabilities	8,475	7,734
Total liabilities	18,078	17,286

Contingencies and Commitments (See Note 10)

Stockholder’s Equity
Common stock – 132,000 shares authorized, issued and outstanding	941	941
Retained earnings	1,347	1,408
Accumulated other comprehensive income (loss)	746	990
Total stockholder’s equity	3,034	3,339
Total liabilities and stockholder’s equity	$21,112	$20,625

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2021	2020	2019
Revenues
Insurance premiums	$200	$153	$167
Fee income	316	326	337
Net investment income	394	381	399
Realized gain (loss)	-	40	29
Other revenues	1	-	1
Total revenues	911	900	933
Expenses
Interest credited	191	198	198
Benefits	423	403	405
Commissions and other expenses	348	229	78
Total expenses	962	830	681
Income (loss) before taxes	(51)	70	252
Federal income tax expense (benefit)	(15)	10	47
Net income (loss)	(36)	60	205
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	(244)	511	459
Total other comprehensive income (loss), net of tax	(244)	511	459
Comprehensive income (loss)	$(280)	$571	$664

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2021	2020	2019

Common Stock
Balance as of beginning-of-year	$941	$941	$941
Balance as of end-of-year	941	941	941

Retained Earnings
Balance as of beginning-of-year	1,408	1,468	1,349
Cumulative effect from adoption of new accounting standards	-	(18)	-
Net income (loss)	(36)	60	205
Dividends paid to The Lincoln National Life Insurance Company	(25)	(102)	(86)
Balance as of end-of-year	1,347	1,408	1,468
Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	990	479	20
Other comprehensive income (loss), net of tax	(244)	511	459
Balance as of end-of-year	746	990	479
Total stockholder’s equity as of end-of-year	$3,034	$3,339	$2,888

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2021	2020	2019
Cash Flows from Operating Activities
Net income (loss)	$(36)	$60	$205
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss	-	(40)	(29)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	99	92	(96)
Premiums and fees receivable	(15)	(1)	(4)
Accrued investment income	1	-	2
Insurance liabilities and reinsurance-related balances	(109)	(47)	(137)
Accrued expenses	101	8	(4)
Federal income tax accruals	(45)	(21)	40
Other	(27)	29	12
Net cash provided by (used in) operating activities	(31)	80	(11)

Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(654)	(646)	(723)
Sales of available-for-sale securities and equity securities	64	204	266
Maturities of available-for-sale securities	444	289	510
Issuance of mortgage loans on real estate	(107)	(96)	(194)
Repayment and maturities of mortgage loans on real estate	92	61	96
Issuance and repayment of policy loans, net	14	14	16
Net change in collateral on derivatives and related settlements	13	82	46
Other	-	(1)	-
Net cash provided by (used in) investing activities	(134)	(93)	17

Cash Flows from Financing Activities
Issuance (payment) of short-term debt	39	(26)	(24)
Deposits of fixed account values, including the fixed portion of variable	459	491	587
Withdrawals of fixed account values, including the fixed portion of variable	(325)	(361)	(345)
Transfers to and from separate accounts, net	(30)	34	(84)
Common stock issued for benefit plans	-	(2)	(3)
Dividends paid to The Lincoln National Life Insurance Company	(25)	(102)	(86)
Net cash provided by (used in) financing activities	118	34	45

Net increase (decrease) in cash, invested cash and restricted cash	(47)	21	51
Cash, invested cash and restricted cash as of beginning-of-year	103	82	31
Cash, invested cash and restricted cash as of end-of-year	$56	$103	$82

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

Lincoln Life & Annuity Company of New York (“LLANY” or the “Company”, which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of The Lincoln National Life Insurance Company (“LNL”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Ultimate Parent”), is domiciled in the state of New York.  LLANY is principally engaged in the sale of wealth protection, accumulation, retirement income and group protection products and solutions.  These products are marketed primarily through personal-producing general agents and brokers throughout the U.S.  LLANY is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 16 for additional information.

Basis of Presentation

The accompanying financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Summary of Significant Accounting Policies

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change, including matters related to or impacted by the COVID-19 pandemic.  Actual results could differ from these estimates and assumptions.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain financial assets, derivatives, allowances for credit losses, deferred acquisition costs (“DAC”), value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill and other intangibles, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), income taxes including the recoverability of our deferred tax assets and the potential effects of resolving litigated matters.

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However,

Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Fixed Maturity Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as fixed maturity AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our fixed maturity AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.  For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all fixed maturity AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.  For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our fixed maturity AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”) and collateralized loan obligations (“CLOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•	Hybrid and redeemable preferred securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

Fixed Maturity AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our fixed maturity AFS securities (also referred to as “debt securities”) for declines in fair value that we determine to be impairment-related, including those attributable to credit risk factors that may require a credit loss allowance.

For our debt securities, we generally consider the following to determine whether our debt securities with unrealized losses are credit impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an impairment has occurred, and a credit loss allowance is recorded, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss).  The remainder of the decline to fair value related to factors other than credit loss is recorded in other comprehensive income (“OCI”) to unrealized losses on fixed maturity AFS securities on our Statements of Stockholder’s Equity, as this amount is considered a noncredit impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.  Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	The extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of a credit loss impairment through a credit loss allowance, we continue to reassess the expected cash flows of the debt security at each subsequent measurement date as necessary.  If the measurement of credit loss changes, we recognize a provision for (or reversal of) credit loss expense through realized gain (loss) on our Statements of Comprehensive Income (Loss), limited by the amount that amortized cost exceeds fair value.  Losses are charged against the allowance for credit losses when management believes the uncollectibility of a debt security is confirmed or when either of the criteria regarding intent or requirement to sell is met.  Accrued interest on debt securities is written-off when deemed uncollectible.

To determine the recovery value of a corporate bond or CLO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter, we review the cash flows for the MBS portfolio, including current credit enhancements and trends in the underlying collateral performance to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of borrower creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security requires a credit loss allowance.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for a credit loss by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired through a credit loss allowance or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no credit loss allowance is required.  Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then an impairment through a credit loss allowance is recognized.

We further monitor the cash flows of all of our debt securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our debt securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment through a credit loss allowance for the security.

Equity Securities

Equity securities are carried at fair value, and changes in fair value are recorded in realized gain (loss) on our Statements of Comprehensive Income (Loss) as they occur.  Equity securities consist primarily of common stock of publicly-traded companies, privately placed securities and mutual fund shares.  We measure the fair value of our equity securities based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the equity security.  Fair values of publicly-traded equity securities are determined using quoted prices in active markets for identical or comparable securities.  When quoted prices are not available, we use valuation methodologies most appropriate for the specific asset.

Fair values for private placement securities are determined using discounted cash flow, earnings multiple and other valuation models.  The fair values of mutual fund shares that transact regularly are based on transaction prices of identical fund shares.

Mortgage Loans on Real Estate

Mortgage loans on real estate consist of commercial mortgage loans and are generally carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of allowance for credit losses.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are likewise credited to the allowance for credit losses.  Accrued interest on mortgage loans is written-off when deemed uncollectible.

In connection with our recognition of an allowance for credit losses for mortgage loans on real estate, we perform a quantitative analysis using a probability of default/loss given default/exposure at default approach to estimate expected credit losses in our mortgage loan portfolio as well as unfunded commitments related to mortgage loans.  Our model estimates expected credit losses over the contractual terms of the loans, which are the periods over which we are exposed to credit risk, adjusted for expected prepayments.  Credit loss estimates are segmented by mortgage loans and unfunded commitments related to mortgage loans.

The allowance for credit losses for pooled loans of similar risk is estimated using relevant historical credit loss information adjusted for current conditions and reasonable and supportable forecasts of future conditions.  Historical credit loss experience provides the basis for the estimation of expected credit losses with adjustments for differences in current loan-specific risk characteristics, such as differences in underwriting standards, portfolio mix, delinquency level, or term lengths as well as adjustments for changes in environmental conditions, such as unemployment rates, property values, or other factors that management deems relevant.  We apply probability weights to the positive, base and adverse scenarios we use.  For periods beyond our reasonable and supportable forecast, we use implicit mean reversion over the remaining life of the recoverable, meaning our model will inherently revert to the baseline scenario as the baseline is representative of the historical average over a longer period of time.

Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a specific credit loss allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.

Allowance for credit losses are maintained at a level we believe is adequate to absorb current expected lifetime credit losses.  Our periodic evaluation of the adequacy of the allowance for credit losses is based on historical loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, reasonable and supportable forecasts about the future and other relevant factors.

Mortgage loans on real estate are presented net of the allowance for credit losses on our Balance Sheets.  Changes in the allowance are reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).  Mortgage loans on real estate deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance for credit losses, limited to the aggregate of amounts previously charged-off and expected to be charged-off.

Our mortgage loan portfolio is primarily comprised of long-term loans secured by existing commercial real estate.  We believe all of the mortgage loans in our portfolio share three primary risks:  borrower credit worthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods of monitoring and assessing credit risk are consistent for our entire portfolio.

For our mortgage loan portfolio, trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses.  In addition, we review each loan individually in our mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase a credit loss allowance for a specific loan based upon this analysis.

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.  These credit quality metrics are monitored and reviewed at least annually.

We have off-balance sheet commitments related to mortgage loans.  As such, an allowance for credit losses is developed based on the process outlined above, along with an internally developed conversion factor.

Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk and equity market risk by entering into derivative transactions.  All of our derivative instruments are recognized as either assets or liabilities on our Balance Sheets at estimated fair value.  We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.”  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged:  as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We have certain variable annuity products that contain embedded derivatives that are reported as either assets or liabilities on our Balance Sheets.  When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes.  These embedded derivatives are carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Other Investments

Other investments consists primarily of cash collateral receivables related to our derivative instruments and Federal Home Loan Bank (“FHLB”) common stock.

In uncleared derivative transactions, we and the counterparty enter into a credit support annex requiring either party to post collateral, which may be in the form of cash, equal to the net derivative exposure.  Cash collateral we have posted to a counterparty is recorded within other investments.  Cash collateral a counterparty has posted is recorded within other liabilities.  We also have investments in FHLB common stock, carried at cost, that enable access to the FHLB lending program.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, group life and disability insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI, and the unamortized balance is reported within other assets on our Balance Sheets.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  Amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as fixed maturity AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

Acquisition costs for all traditional contracts, including term life insurance, individual whole life and group business, are amortized over the premium-paying period or level term period, depending on the contract, which generally results in amortization less than or equal to 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no intangible balance or related amortization for fixed and variable payout annuities.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, death benefits expected to be paid, net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated lower lapse experience.

During the third quarter of each year, we conduct our comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL.  These assumptions include, but are not limited to, capital markets, investment margins, mortality rates, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI and DFEL.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We enter into reinsurance agreements in the normal course of business to limit our exposure to the risk of loss and to enhance our capital management.

In order for a reinsurance agreement to qualify for reinsurance accounting, the agreement must satisfy certain risk transfer conditions that include, among other items, a reasonable possibility of a significant loss for the assuming entity.  When we apply reinsurance accounting, premiums, benefits and DAC amortization are reported net of insurance ceded on our Statements of Comprehensive Income (Loss).  Amounts currently recoverable, such as ceded reserves, are reported in reinsurance recoverables and amounts currently payable to the reinsurers, such as premiums, are included in other liabilities on our Balance Sheets.  Assets and liabilities and revenue and expenses from certain reinsurance contracts that grant statutory surplus relief are netted on our Balance Sheets and Statements of Comprehensive Income (Loss), respectively, if there is a contractual right of offset.

We use deposit accounting to recognize reinsurance agreements that do not transfer significant insurance risk.  This accounting treatment results in amounts paid or received to be considered on deposit with the reinsurer and such amounts are reported in other assets on our Balance Sheets.  As amounts are paid or received, consistent with the underlying contracts, deposit assets are adjusted.

We estimated an allowance for credit losses for all reinsurance recoverables and related reinsurance deposit assets.  As such, we performed a quantitative analysis using a probability of loss approach to estimate expected credit losses for reinsurance recoverables, inclusive of similar assets recognized using the deposit method of accounting.  The credit loss allowance is a general allowance for pools of receivables with similar risk characteristics segmented by credit risk ratings and receivables assessed on an individual basis that do not share similar risk characteristics where we anticipate a credit loss over the life of reinsurance-related assets.

Our model uses relevant internal or external historical loss information adjusted for current conditions and reasonable and supportable forecasts of future events and conditions in developing our loss estimate.  We utilized historical credit rating data to form an estimation of probability of default of counterparties by means of a transition matrix that provides the rates of credit migration for credit ratings transitioning to impairment.  We updated reinsurer credit ratings during the quarter to incorporate the most up-to-date information on the current state of the financial stability of our reinsurers.  To simulate changes in economic conditions, we used positive, base and adverse scenarios that include varying levels of loss given default assumptions to reflect the impact of changes in severity of losses.  We applied probability weights to the positive, base and adverse scenarios.  For periods beyond our reasonable and supportable forecasts, we used implicit mean reversion over the remaining life of the recoverable.  Additionally, we considered factors that impact our exposure at default that are driven by actuarial expectations around term assumptions rather than being directly driven by market or economic environment.

Our model estimates the expected credit losses over the life of the reinsurance asset.  Credit loss estimates are segmented based on counterparty credit risk.  Our modeling process utilizes counterparty credit ratings, collateral types and amounts, and term and run-off assumptions.  For reinsurance recoverables that do not share similar risk characteristics, we assessed on an individual basis to determine a specific credit loss allowance.

We estimated expected credit losses over the contractual term of the recoverable, which is the period during which we are exposed to the credit risk.  Reinsurance recoverables may not have explicit contractual lives, but are tied to the underlying insurance products; as a result, we estimated the contractual life by utilizing actuarial estimates of the timing of payouts related to those underlying products.

Reinsurance agreements often require the reinsurer to collateralize the recoverable with funds in a trust account or with a letter of credit for the benefit of the ceding insurance entity that can reduce the expected credit losses on a given agreement.  As such, we review reinsurance collateral by individual agreement to sensitize risk of loss based on level of collateralization.  This review is driven by the assumption that non-collateralized reinsurance recoverables would have materially higher losses in time of default.  Therefore, reinsurance recoverables are pooled as either fully-collateralized or non-collateralized.

Reinsurance recoverables are presented net of the allowance for credit losses on our Balance Sheets.  Changes in the allowance for credit losses are reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).  Reinsurance recoverables deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance for credit losses, limited to the aggregate of amounts previously charged-off and expected to be charged-off.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

We perform a quantitative goodwill impairment test where the fair value of the reporting unit is determined and compared to the carrying value of the reporting unit.  If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value; and a charge is reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).  The results of one goodwill impairment test on one reporting unit cannot subsidize the results of another reporting unit.

Other Assets and Other Liabilities

Other assets consist primarily of certain reinsurance assets, net of allowance for credit losses, certain guaranteed living benefit (“GLB”) features, DSI, specifically identifiable intangible assets and other receivables.  Other liabilities consist primarily of current and deferred taxes, certain GLB features, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, employee benefit liabilities, collateral payable for derivative investments, short-term debt and accrued expenses.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are related to credit loss or non-credit, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.

Separate Account Assets and Liabilities

Separate accounts represent segregated funds that are maintained to meet specific investment objectives of contract holders who direct the investments and bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain accounts.  The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

We report separate account assets as a summary total on the Balance Sheets based on the fair value of the underlying investments.  The underlying investments consist primarily of mutual funds, fixed maturity securities, short-term investments and cash.  Investment income and net realized and unrealized gains (losses) of the separate accounts generally accrue directly to the contract holders; therefore, they are not reflected in the Statements of Comprehensive Income (Loss), and the Statements of Cash Flows do not reflect investment activity of the separate accounts.  Asset-based fees and contract administration charges are assessed against the accounts and included within fee income on the Statements of Comprehensive Income (Loss).  An amount equivalent to the separate account assets is recorded as separate account liabilities, representing the account balance obligated to be returned to the contract holder.

Future Contract Benefits

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  We continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.

The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality rates and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to7.75% depending on the time of contract issue.  The liabilities for future contract benefits and claims reserves for immediate and deferred paid-up annuities are computed using investment yield assumptions that range from 1.0% to 7.5%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  Dividends to participating policies were $19 million, $20 million and $20 million for the years ended December 31, 2021, 2020 and 2019, respectively.

We issue variable annuity and life contracts through separate accounts that may include various types of guaranteed benefits.  The liabilities for these guarantees are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less payments made in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked or, in other words, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Statements of Comprehensive Income (Loss).  During the third quarter of each year, we conduct our comprehensive review of the assumptions and projection models used in estimating these reserves and unlock assumptions similar to the DAC discussion above.  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying value of these reserves.  The change in liability impacts EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on our Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We report the insurance portion of the reserves in future contract benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 2 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include, but are not limited to, assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, rider utilization, etc.), mortality rates, risk margins, maintenance expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.  As discussed in Note 4, we use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Statements of Comprehensive Income (Loss).

Other Contract Holder Funds

Other contract holder funds includes account balances on UL and VUL insurance and investment-type annuity products where account balances are equal to deposits plus interest credited less withdrawals, surrender charges, asset-based fees and contract administration charges, as well as amounts representing the fair value of embedded derivative instruments associated with our IUL and indexed annuity products.  During the third quarter of each year, we conduct our comprehensive review of the assumptions and projection models used in estimating these embedded derivatives and unlock assumptions similar to the DAC discussion above.  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying value of these embedded derivatives.  Other contract holder funds also includes DFEL (see “DAC, VOBA, DFEL and DSI” above), dividends payable to contract holders and undistributed earnings on participating business.

Contingencies and Commitments

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur.  Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable, based on our best estimate.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consists of asset-based fees, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on our Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees and contract administration charges are assessed on a daily or monthly basis and recognized as revenue as performance obligations are met, over the period underlying customer assets are owned.  Wholesaling-related 12b-1 fees received from separate account fund sponsors as compensation for servicing the underlying mutual funds are recorded as revenues based on a contractual percentage of the market value of mutual fund assets over the period shares are owned by customers.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.  For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Insurance Premiums

Our insurance premiums for traditional life insurance, certain annuities with life contingencies and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance and term life insurance.  Our group insurance products consist primarily of term life, disability and dental.

Net Investment Income

We earn investment income on the underlying general account investments supporting our fixed products less related expenses.  Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the fixed maturity AFS securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) includes realized gains and losses from the sale of investments, write-downs for impairments of investments and changes in the allowance for credit losses for financial assets, changes in fair value of equity securities, certain derivative and embedded derivative gains and losses and net gains and losses on reinsurance embedded derivatives.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Interest Credited

We credit interest to our contract holder account balances based on the contractual terms supporting our products.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group life and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Pension and Other Post-Retirement Benefit Plans

Our employees participate in the following post-retirement benefit plans that are sponsored by LNC and LNL:

•	Defined benefit pension plans for certain employees and agents;
•	Other post-retirement benefit plans for certain retired employees and agents that provide health care and life insurance;
•	Tax-qualified defined contribution plans for eligible employees and agents; and
•	Non-qualified deferred compensation plans for certain current and former employees, agents and non-employee directors.

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

Stock-Based Compensation

Our employees and agents are included in LNC’s stock-based incentive compensation plans that provide for the issuance of stock options, performance shares and restricted stock units.  In general, we expense the fair value of stock awards included in LNC’s incentive compensation plans.  As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We apply an estimated forfeiture rate to our accrual of compensation cost.  Stock-based compensation expense is reflected in commissions and other expenses on our Statements of Comprehensive Income (Loss).

Income Taxes

LNC files a U.S. consolidated income tax return that includes us and LNC’s other eligible subsidiaries.  Pursuant to an inter-company tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis.  The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits that are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.

2.  New Accounting Standards

The following table provides a description of our adoption of new Accounting Standards Updates (“ASUs”) issued by the FASB and the impact of the adoption on our financial statements.  ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.

Standard	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2020-04, Reference Rate Reform (Topic 848) and related amendments

The amendments in this update provide optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.  The amendments provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions impacted by reference rate reform.  If certain criteria are met, an entity will not be required to remeasure or reassess contracts impacted by reference rate reform.  Additionally, changes to the critical terms of a hedging relationship affected by reference rate reform will not require entities to de-designate the relationship if certain requirements are met.  The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, with certain exceptions.  The amendments are effective for contract modifications made between March 12, 2020, and December 31, 2022.

March 12, 2020 through December 31, 2022

This standard may be elected and applied prospectively as reference rate reform unfolds.  We have elected practical expedients to maintain hedge accounting for certain derivatives.  We will continue to evaluate our options under this guidance as our reference rate reform adoption process continues.  This ASU has not had a material impact to our financial condition and results of operations, but we will continue to evaluate those impacts as our transition progresses.

Standard	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts and related amendments

These amendments make changes to the accounting and reporting for long-duration contracts issued by an insurance entity that will significantly change how insurers account for long-duration contracts, including how they measure, recognize and make disclosures about insurance liabilities and deferred acquisition costs.  Under this ASU, insurers will be required to review cash flow assumptions at least annually and update them if necessary.  They also will have to make quarterly updates to the discount rate assumptions they use to measure the liability for future policyholder benefits.  The ASU creates a new category of market risk benefits (i.e., features that protect the contract holder from capital market risk and expose the insurer to that risk) that insurers will have to measure at fair value.  The ASU provides various transition methods by topic that entities may elect upon adoption.  The ASU is effective January 1, 2023, and early adoption is permitted.

January 1, 2023

We will adopt this ASU effective January 1, 2023, with a transition date of January 1, 2021, using a modified retrospective approach, except for market risk benefits in which we will apply a full retrospective transition approach.

We continue to make progress in our implementation process that includes, but is not limited to, making significant accounting policy decisions, employing appropriate internal controls, building and updating actuarial models and systems, revising reporting processes and developing informative qualitative and quantitative disclosures.  In 2022, we will begin the process of recording our transition adjustments and restating applicable prior periods.

We are currently evaluating the impact of adopting this ASU on our financial condition and results of operations and will be able to better assess the effects as we progress with our implementation efforts.  For example, upon adoption, there will be adjustments to retained earnings resulting from the remeasurement of certain current benefits (e.g., guaranteed minimum death benefits on variable annuities) to fair valued market risk benefits, excluding the portion attributable to non-performance risk, which will result in an impact to AOCI.  There will be additional impacts to AOCI resulting from the remeasurement of in-force future contract benefits using current upper-medium grade fixed income instrument yields as well as the elimination of shadow accounting for DAC and DAC-like intangibles.  While the impact may be material, the magnitude is currently being assessed.

3.  Investments

Fixed Maturity AFS Securities

In 2020, we adopted ASU 2016-13, Financial Instruments – Credit Losses (Topic 326):  Measurement of Credit Losses on Financial Instruments and related amendments (“ASU 2016-13”), which resulted in a new recognition and measurement of credit losses on most financial assets.

The amortized cost, gross unrealized gains, losses, allowance for credit losses and fair value of fixed maturity AFS securities (in millions) were as follows:

	As of December 31, 2021
				Allowance
	Amortized	Gross Unrealized		for Credit	Fair
	Cost	Gains	Losses	Losses	Value
Fixed maturity AFS securities:
Corporate bonds	$6,286	$1,092	$16	$-	$7,362
U.S. government bonds	14	2	-	-	16
State and municipal bonds	494	101	1	-	594
Foreign government bonds	30	3	-	-	33
RMBS	288	24	-	-	312
CMBS	89	2	2	-	89
ABS	145	11	1	-	155
Hybrid and redeemable preferred securities	48	10	2	-	56
Total fixed maturity AFS securities	$7,394	$1,245	$22	$-	$8,617

	As of December 31, 2020
				Allowance
	Amortized	Gross Unrealized		for Credit	Fair
	Cost	Gains	Losses	Losses	Value
Fixed maturity AFS securities:
Corporate bonds	$6,175	$1,405	$4	$-	$7,576
U.S. government bonds	15	3	-	-	18
State and municipal bonds	479	119	-	-	598
Foreign government bonds	25	5	-	-	30
RMBS	321	37	-	-	358
CMBS	49	3	-	-	52
ABS	124	10	-	-	134
Hybrid and redeemable preferred securities	78	10	6	-	82
Total fixed maturity AFS securities	$7,266	$1,592	$10	$-	$8,848

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2021, were as follows:

‘

	Amortized	Fair
	Cost	Value
Due in one year or less	$97	$98
Due after one year through five years	591	633
Due after five years through ten years	987	1,115
Due after ten years	5,197	6,215
Subtotal	6,872	8,061
Structured securities (RMBS, CMBS, ABS)	522	556
Total fixed maturity AFS securities	$7,394	$8,617

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses of fixed maturity AFS securities (dollars in millions) for which an allowance for credit losses has not been recorded, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2021
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses (1)
Fixed maturity AFS securities:
Corporate bonds	$431	$13	$38	$3	$469	$16
State and municipal bonds	36	1	-	-	36	1
CMBS	53	2	-	-	53	2
ABS	62	1	-	-	62	1
Hybrid and redeemable
preferred securities	-	-	19	2	19	2
Total fixed maturity AFS securities	$582	$17	$57	$5	$639	$22

Total number of fixed maturity AFS securities in an unrealized loss position						188

	As of December 31, 2020
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses (1)
Fixed maturity AFS securities:
Corporate bonds	$116	$3	$5	$1	$121	$4
Hybrid and redeemable
preferred securities	44	6	-	-	44	6
Total fixed maturity AFS securities	$160	$9	$5	$1	$165	$10

Total number of fixed maturity AFS securities in an unrealized loss position						41

(1)	As of December 31, 2021 and 2020, we recognized less than $1 million of gross unrealized losses in OCI for fixed maturity AFS securities for which an allowance for credit losses has been recorded.

The fair value, gross unrealized losses (in millions) and number of fixed maturity AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

As of December 31, 2021
		Gross	Number
	Fair	Unrealized	of
	Value	Losses	Securities (1)
Nine months or greater, but less than twelve months	$-	$-	-

As of December 31, 2020
		Gross	Number
	Fair	Unrealized	of
	Value	Losses	Securities (1)
Nine months or greater, but less than twelve months	$4	$1	1

(1)	We may reflect a security in more than one aging category based on various purchase dates.

Our gross unrealized losses on fixed maturity AFS securities increased by $12 million for the year ended December 31, 2021.  As discussed further below, we believe the unrealized loss position as of December 31, 2021, did not require an impairment recognized in earnings as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; and (iii) the difference in the fair value compared to the amortized cost was due to factors other than credit loss.  Based upon this evaluation as of December 31, 2021, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums, fee income and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our impaired securities.

As of December 31, 2021, the unrealized losses associated with our corporate bond, U.S. government bond, state and municipal bond and foreign government bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost of each impaired security.

As of December 31, 2021, the unrealized losses associated with our MBS and ABS were attributable primarily to widening credit spreads and rising interest rates since purchase.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost of each impaired security.

As of December 31, 2021, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each impaired security.

Credit Loss Impairment on Fixed Maturity AFS Securities

We regularly review our fixed maturity AFS securities for declines in fair value that we determine to be impairment-related, including those attributable to credit risk factors that may require an allowance for credit losses.  See Note 1 for a detailed discussion regarding our accounting policy relating to the allowance for credit losses on our fixed maturity AFS securities.

There was less than $1 million of changes in the allowance for credit losses on fixed maturity AFS securities for the years ended December 31, 2021 and 2020.  Accrued interest receivable on fixed maturity AFS securities totaled $79 million as of December 31, 2021 and 2020, and was excluded from the estimate of credit losses.

Changes in the amount of credit loss of other-than-temporary impairment (“OTTI”) recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

For the
Year
Ended
December 31,
2019
Balance as of beginning-of-year	$39
Increases attributable to:
Credit losses on securities for which an
OTTI was not previously recognized	-
Decreases attributable to:
Securities sold, paid down or matured	(18)
Balance as of end-of-year	$21

Mortgage Loans on Real Estate

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31,
	2021	2020
Current	$965	$951
30 to 59 days past due	-	-
60 to 89 days past due	-	-
90 or more days past due	-	-
Allowance for credit losses	(4)	(8)
Unamortized premium (discount)	-	-
Mark-to-market gains (losses)	-	-
Total carrying value	$961	$943

Our mortgage loan portfolio has the largest concentrations in New York, which accounted for 34% and 39% of mortgage loans on real estate as of December 31, 2021 and 2020, respectively, and California, which accounted for 23% and 22% of mortgage loans on real estate as of December 31, 2021 and 2020, respectively.

For our mortgage loans, there were no specifically identified impaired loans as of December 31, 2021 and 2020.  There were no mortgage loans on real estate on nonaccrual status as of December 31, 2021 and 2020.

We use loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans on real estate.  The amortized cost of mortgage loans on real estate (dollars in millions) by year of origination and credit quality indicator was as follows:

	As of December 31, 2021
		Debt-		Debt-		Debt-
		Service		Service		Service
	Less	Coverage	65%	Coverage	Greater	Coverage
	than 65%	Ratio	to 75%	Ratio	than 75%	Ratio	Total
Origination Year
2021	$107	3.15	$-	-	$-	-	$107
2020	89	3.18	-	-	-	-	89
2019	180	2.67	-	-	-	-	180
2018	104	2.30	3	1.56	8	1.02	115
2017	116	2.32	-	-	-	-	116
2016 and prior	351	2.77	7	0.81	-	-	358
Total	$947		$10		$8		$965

	As of December 31, 2020
		Debt-		Debt-		Debt-
		Service		Service		Service
	Less	Coverage	65%	Coverage	Greater	Coverage
	than 65%	Ratio	to 75%	Ratio	than 75%	Ratio	Total
Origination Year
2020	$90	3.16	$-	-	$-	-	$90
2019	188	2.85	-	-	-	-	188
2018	116	2.08	3	1.62	8	0.71	127
2017	119	2.30	5	1.59	-	-	124
2016	103	1.74	-	-	-	-	103
2015 and prior	314	2.95	5	2.23	-	-	319
Total	$930		$13		$8		$951

Credit Losses on Mortgage Loans on Real Estate

In connection with our recognition of an allowance for credit losses for mortgage loans on real estate, we perform a quantitative analysis using a probability of default/loss given default/exposure at default approach to estimate expected credit losses in our mortgage loan portfolio as well as unfunded commitments related to mortgage loans.  See Note 1 for a detailed discussion regarding our accounting policy relating to the allowance for credit losses on our mortgage loans on real estate.

Changes in the allowance for credit losses on mortgage loans on real estate (in millions) were as follows:

	For the Years Ended
	December 31,
	2021	2020
Balance as of beginning-of-year	$8	$-
Impact of adopting ASU 2016-13	-	3
Additions (reductions) from provision for credit loss expense (1)	(4)	5
Additions from purchases of PCD mortgage loans on real estate (2)	-	-
Balance as of end-of-year (3)	$4	$8

(1)

Due to improving economic projections, the provision for credit loss expense decreased by $4 million for the year ended December 31, 2021.  We recognized less than $1 million of credit loss benefit (expense) related to unfunded commitments for mortgage loans on real estate for the year ended December 31, 2021.    Due to changes in economic projections driven by the impact of the COVID-19 pandemic, the provision for credit loss expense increased by $5 million for the year ended December 31, 2020.  We recognized less than $1 million of credit loss benefit (expense) related to unfunded commitments for mortgage loans on real estate for the year ended December 31, 2020.

(2)	Represents purchased credit-deteriorated (“PCD”) mortgage loans on real estate.
(3)	Accrued interest receivable on mortgage loans on real estate totaled $3 million as of December 31, 2021 and 2020, and was excluded from the estimate of credit losses.

There were no changes in the valuation allowance associated with impaired mortgage loans on real estate for the year ended December 31, 2019.

Net Investment Income

The major categories of net investment income (in millions) on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2021	2020	2019
Fixed maturity AFS securities	$326	$329	$340
Mortgage loans on real estate	37	37	36
Policy loans	12	13	15
Invested cash	-	1	1
Commercial mortgage loan prepayment
and bond make-whole premiums	20	3	10
Other investments	1	-	-
Investment income	396	383	402
Investment expense	(2)	(2)	(3)
Net investment income	$394	$381	$399

Impairments on Fixed Maturity AFS Securities

For the years ended December 31, 2021 and 2020, we recognized  less than $1 million of credit loss expense and write-downs taken as a result of impairments through net income (loss), pursuant to ASU 2016-13.  For the year ended December 31, 2019, prior to the adoption of ASU 2016-13, we did not recognize any write-downs taken as a result of OTTI through net income (loss), and we recorded less than $1 million of OTTI recognized in OCI.

Payables for Collateral on Investments

The carrying value of the payables for collateral on investments included on our Balance Sheets and the fair value of the related investments or collateral (in millions) consisted of the following:

	As of December 31, 2021		As of December 31, 2020
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Collateral payable for derivative investments (1)	$7	$7	$8	$8

(1)

We obtain collateral based upon contractual provisions with our counterparties.  These agreements take into consideration the counterparties’ credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash.  This also includes interest payable on collateral.  See Note 4 for additional information.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2021	2020	2019
Collateral payable for derivative investments	$(1)	$(6)	$14

Investment Commitments

As of December 31, 2021, our investment commitments were $62 million, which included $38 million of private placement securities and $24 million of mortgage loans on real estate.

Concentrations of Financial Instruments

As of December 31, 2021, our most significant investments in one issuer were our investments in securities issued by the Government National Mortgage Association and by the Federal National Mortgage Association with a fair value of $115 million and $97 million, respectively, or 1% of total investments.  As of December 31, 2020, our most significant investments in one issuer were our investments in securities issued by the Government National Mortgage Association and by the Federal Home Loan Mortgage Corporation with a fair value of $125 million and $114 million, respectively, or 1% of total investments.  These concentrations include fixed maturity AFS and equity securities.

As of December 31, 2021 and 2020, our most significant investments in one industry were our investments in securities in the consumer non-cyclical industry with a fair value of $1.5 billion, or 16% and 15%, respectively, of total investments, and our investments in securities in the utilities industry with a fair value of $1.3 billion, or 13% of total investments.  These concentrations include fixed maturity AFS and equity securities.

Assets on Deposit

We had investment assets on deposit with regulatory agencies with a fair value of $15 million and $16 million as of December 31, 2021 and 2020, respectively.

4.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, and equity market risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 15 for additional disclosures related to the fair value of our derivative instruments.

Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps to hedge the interest rate exposure within our life products related to the forecasted purchases of certain assets.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities or the anticipated future cash flows of floating rate fixed maturity securities due to changes in interest rates.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy.

Foreign Currency Swaps

We use foreign currency swaps designated and qualifying as cash flow hedges to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange one currency for another at specified dates in the future at a specified exchange rate.

Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500® Index

Our indexed universal life insurance (“IUL”) contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index. Contract holders may elect to rebalance index options at renewal dates. At the end of each indexed term, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We use call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Other Derivatives

Lapse Protection Rider Ceded Derivative

We have an inter-company agreement through which Lincoln National Reinsurance Company (Barbados) Limited (“LNBAR”), an affiliated insurer, assumes the risk under certain UL contracts for lapse protection riders (“LPR”).  If the contract holder’s account value is insufficient to pay the cost of insurance charges required to keep the policy in force, and the contract holder has made the required deposits, we will be reimbursed for those charges.

Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).  We calculate the value of the benefit reserves and the embedded derivative reserves based on the specific characteristics of each GLB feature.

We transfer the majority of the liability for our GWB and GIB features to LNL that uses a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with these features.  Changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the income statement effect of changes in embedded derivative GLB reserves caused by those same factors.  We rebalance our hedge positions based upon changes in these factors as needed.  While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off.

Indexed Annuity and IUL Contracts Embedded Derivatives

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500® Index.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We use options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2021			As of December 31, 2020
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$45	$-	$4	$120	$11	$3
Foreign currency contracts (1)	106	5	3	54	-	6
Total cash flow hedges	151	5	7	174	11	9
Non-Qualifying Hedges
Interest rate contracts (1)	-	-	-	128	-	-
Equity market contracts (1)	123	6	-	101	5	-
LPR ceded derivative (2)	-	19	-	-	-	-
Reinsurance related embedded derivatives (2)	-	-	-	-	18	-
Embedded derivatives:
GLB direct (3)	-	85	-	-	-	2
GLB ceded (3)	-	-	81	-	3	-
Indexed annuity and IUL contracts (4)	-	-	3	-	-	2
Total derivative instruments	$274	$115	$91	$403	$19	$13

(1)	Reported in derivative investments and other liabilities on our Balance Sheets.
(2)	We have reclassified the LPR ceded derivative from reinsurance related embedded derivatives to other assets to conform to the current year presentation.
(3)	Reported in other assets and other liabilities on our Balance Sheets.
(4)	Reported in future contract benefits on our Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2021
	Less Than	1 – 5	6 – 10	11 – 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts (1)	$45	$-	$-	$-	$-	$45
Foreign currency contracts (2)	-	-	15	81	10	106
Equity market contracts	123	-	-	-	-	123
Total derivative instruments
with notional amounts	$168	$-	$15	$81	$10	$274

(1)	As of December 31, 2021, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 30, 2022.
(2)	As of December 31, 2021, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 16, 2061.

The change in our unrealized gain (loss) on derivative instruments within AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2021	2020	2019
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$2	$8	$-
Other comprehensive income (loss):
Cash flow hedges:
Interest rate contracts	(11)	(6)	13
Foreign currency contracts	3	-	(1)
Change in foreign currency exchange rate adjustment	4	(3)	(1)
Change in DAC, VOBA, DSI and DFEL	(2)	1	(1)
Income tax benefit (expense)	1	2	(2)
Balance as of end-of-year	$(3)	$2	$8

The effects of qualifying and non-qualifying hedges (in millions) on the Statements of Comprehensive Income (Loss) were as follows:

	Gain (Loss) Recognized in Income
	For the Years Ended December 31,
	2021		2020		2019
	Realized		Realized		Realized
	Gain		Gain		Gain
	(Loss)	Benefits	(Loss)	Benefits	(Loss)	Benefits
Total Line Items in which the
Effects Fair Value or Cash Flow
Hedges are Recorded	$-	$423	$40	$403	$29	$405

Qualifying Hedges
Gain or (loss) on cash flow
hedging relationships:
Foreign currency contracts:
Amount of gain or (loss) reclassified
from AOCI into income	1	-	-	-	-	-

Non-Qualifying Hedges
Interest rate contracts	(6)	-	57	-	43	-
Equity market contracts	3	-	2	-	-	-
LPR ceded derivative	-	1	-	-	-	-
Embedded derivatives:
GLB	3	-	1	-	1	-
Indexed annuity and IUL contracts	(2)	-	-	-	(1)	-

As of December 31, 2021, $1 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.

Credit Risk

We are exposed to credit losses in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR.  The NPR is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure, less collateral held.  As of December 31, 2021, the NPR adjustment was zero.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under some ISDA agreements, we have agreed to maintain certain financial strength or claims-paying ratings. A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds. These thresholds vary by counterparty and credit rating. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  We did not have any exposure as of December 31, 2021 or 2020.

The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2021		As of December 31, 2020
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LLANY	Counter-	LLANY
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LLANY)	Party)	LLANY)	Party)

AA-	$2	$-	$-	$-
A+	5	(4)	8	(2)
	$7	$(4)	$8	$(2)

Balance Sheet Offsetting

Information related to the effects of offsetting on our Balance Sheets (in millions) was as follows:

	As of December 31, 2021
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$8	$85	$93
Gross amounts offset	(1)	-	(1)
Net amount of assets	7	85	92
Gross amounts not offset:
Cash collateral	(7)	-	(7)
Net amount	$-	$85	$85

Financial Liabilities
Gross amount of recognized liabilities	$7	$84	$91
Gross amounts offset	(4)	-	(4)
Net amount of liabilities	3	84	87
Gross amounts not offset:
Cash collateral	(4)	-	(4)
Net amount	$(1)	$84	$83

	As of December 31, 2020
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$16	$21	$37
Gross amounts offset	(7)	-	(7)
Net amount of assets	9	21	30
Gross amounts not offset:
Cash collateral	(8)	-	(8)
Net amount	$1	$21	$22

Financial Liabilities
Gross amount of recognized liabilities	$3	$4	$7
Gross amounts offset	(1)	-	(1)
Net amount of liabilities	2	4	6
Gross amounts not offset:
Cash collateral	(2)	-	(2)
Net amount	$-	$4	$4

5.  Federal Income Taxes

The federal income tax expense (benefit) (in millions) was as follows:

	For the Years Ended December 31,
	2021	2020	2019
Current	$39	$8	$35
Deferred	(54)	2	12
Federal income tax expense (benefit)	$(15)	$10	$47

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2021	2020	2019
Income (loss) before taxes	$(51)	$70	$252
Federal statutory rate	21%	21%	21%
Federal income tax expense (benefit) at federal statutory rate	(11)	15	53
Effect of:
Tax-preferred investment income (1)	(3)	(4)	(4)
Tax credits	(1)	(2)	(2)
Tax impact associated with the Tax Cuts and Jobs Act (2)	-	-	(1)
Other items	-	1	1
Federal income tax expense (benefit)	$(15)	$10	$47
Effective tax rate	29%	14%	19%

(1)	Relates primarily to separate account dividends eligible for the dividends-received deduction.
(2)	In 2019, we recognized a $1 million tax benefit from the impact of the reduced corporate tax rate under the Tax Cuts and Jobs Act on our election to revalue policyholder tax reserves.

We file with a consolidated group; however, we calculate our tax expense (benefit) on a separate company basis.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2021	2020
Current	$(2)	$8
Deferred	(357)	(477)
Total federal income tax asset (liability)	$(359)	$(469)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2021	2020
Deferred Tax Assets
Investment activity	$27	$34
Other	18	1
Total deferred tax assets	$45	$35
Deferred Tax Liabilities
DAC	$4	$5
VOBA	27	40
Net unrealized gain on fixed maturity AFS securities	257	333
Future contract benefits and other contract holder funds	112	121
Other	2	13
Total deferred tax liabilities	$402	$512
Net deferred tax asset (liability)	$(357)	$(477)

Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of all our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities.  With few exceptions for limited scope review, we are no longer subject to U.S. federal examinations for years before 2018.  In the first quarter of 2021, the Internal Revenue Service commenced an examination of our refund claims for 2014 and 2015 that is anticipated to be completed by the end of 2022.  We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact us.

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  As of December 31, 2021 and 2020, we did not have any material unrecognized tax benefits; therefore, we did not have any related accrued interest and penalty expense.  Additionally, for the years ended December 31, 2021, 2020 and 2019, we did not recognize any interest and penalty expense related to uncertain tax positions.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.

6.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2021	2020	2019
Balance as of beginning-of-year	$158	$177	$392
Deferrals	28	23	37
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(34)	(25)	(39)
Unlocking	(15)	(26)	(33)
Adjustment related to realized (gains) losses	1	(5)	(2)
Adjustment related to unrealized (gains) losses	14	14	(178)
Balance as of end-of-year	$152	$158	$177

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2021	2020	2019
Balance as of beginning-of-year	$189	$276	$186
Amortization:
Amortization, excluding unlocking	(28)	(29)	(33)
Unlocking	(63)	(44)	150
Accretion of interest (1)	14	17	12
Adjustment related to realized gains (losses)	-	(2)	-
Adjustment related to unrealized (gains) losses	17	(29)	(39)
Balance as of end-of-year	$129	$189	$276

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 4.4% to 6.6%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2021, was as follows:

2022	$14
2023	15
2024	15
2025	15
2026	14

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2021	2020	2019
Balance as of beginning-of-year	$5	$6	$7
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(1)	(1)	(1)
Balance as of end-of-year	$4	$5	$6

Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2021	2020	2019
Balance as of beginning-of-year	$45	$104	$159
Deferrals	18	19	27
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(8)	(4)	(9)
Unlocking	(10)	(22)	(15)
Adjustment related to realized (gains) losses	4	(6)	-
Adjustment related to unrealized (gains) losses	(1)	(46)	(58)
Balance as of end-of-year	$48	$45	$104

7.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2021	2020	2019
Direct insurance premiums and fee income	$722	$673	$691
Reinsurance ceded	(206)	(194)	(187)
Total insurance premiums and fee income	$516	$479	$504

Direct insurance benefits	$628	$671	$587
Reinsurance recoveries netted against benefits	(205)	(268)	(182)
Total benefits	$423	$403	$405

We cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.  As discussed in Note 18, a portion of this reinsurance activity is with affiliated companies.

As of December 31, 2021, the policy for our reinsurance program was to retain up to $20 million on a single insured life.  As the amount we retain varies by policy, we reinsured 36% of the mortality risk on newly issued life insurance contracts in 2021.  Portions of our variable and deferred annuity business have been reinsured on a modified coinsurance basis with other companies to limit our exposure to interest rate risks.  The reserves associated with these reinsurance arrangements totaled $2 million and $3 million as of December 31, 2021 and 2020, respectively.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.  Reinsurance does not discharge us from our primary obligation to contract holders for losses incurred under the policies we issue. We evaluate each reinsurance agreement to determine whether the agreement provides indemnification against loss or liability.  Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers.  The amounts recoverable from reinsurers were $514 million and $527 million as of December 31, 2021 and 2020, respectively.

Credit Losses on Reinsurance Related Assets

In connection with our recognition of an allowance for credit losses for reinsurance-related assets, we perform a quantitative analysis using a probability of loss approach to estimate expected credit losses for reinsurance recoverables, inclusive of similar assets recognized using the deposit method of accounting.  Our allowance for credit losses was $20 million as of December 31, 2021 and 2020.

8.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2021
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(136)	-	-
Total goodwill	$162	$(136)	$-	$26

	For the Year Ended December 31, 2020
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(136)	-	-
Total goodwill	$162	$(136)	$-	$26

The fair values of our reporting units (Level 3 fair value estimates) are comprised of the value of in-force (i.e., existing) business and the value of new business.  Specifically, new business is representative of cash flows and profitability associated with policies or contracts we expect to issue in the future, reflecting our forecasts of future sales volume and product mix over a 10-year period.  To determine the values of in-force and new business, we use a discounted cash flows technique that applies a discount rate reflecting the market expected, weighted-average rate of return adjusted for the risk factors associated with operations to the projected future cash flows for each reporting unit.

As of October 1, 2021 and 2020, we performed our annual quantitative goodwill impairment test for our Annuities reporting unit, and, as of each such date, the fair value was in excess of the reporting unit’s carrying value.

The gross carrying amounts and accumulated amortization (in millions) for our major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2021		As of December 31, 2020
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Life Insurance:
Sales force	$7	$4	$7	$4

9.  Guaranteed Benefit Features

The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80.  The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduce the contract value.  Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2021 (1)	2020 (1)
Return of Net Deposits
Total account value	$5,561	$5,232
Net amount at risk (2)	1	1
Average attained age of contract holders	65 years	65 years

Anniversary Contract Value
Total account value	$1,425	$1,364
Net amount at risk (2)	3	3
Average attained age of contract holders	71 years	70 years

(1)	Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.
(2)	Represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Balance Sheets:

	For the Years Ended December 31,
	2021	2020	2019
Balance as of beginning-of-year	$4	$4	$6
Changes in reserves	1	-	(2)
Balance as of end-of-year	$5	$4	$4

Variable Annuity Contracts

Account balances of variable annuity contracts, including those with guarantees, (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2021	2020
Asset Type
Domestic equity	$3,037	$2,761
International equity	846	826
Fixed income	2,122	2,030
Total	$6,005	$5,617

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  Reserves on UL and VUL products with secondary guarantees represented 32% and 31% of total life insurance in-force reserves as of December 31, 2021 and 2020, respectively.

10.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws and unclaimed property laws.

We are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LLANY in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2021.  An adverse outcome in one or more of these matters may have a material impact on our financial statements, but, based on information currently known, management does not believe those cases are likely to have such an impact.

Cost of Insurance Litigation

Hanks v. Lincoln Life & Annuity Company of New York (“LLANY”) and Voya Retirement Insurance and Annuity Company (“Voya”), filed in the U.S. District Court for the Southern District of New York, No. 1:16-cv-6399, is a putative class action that was served on LLANY on August 12, 2016.  Plaintiff owns a universal life policy originally issued by Aetna (now Voya) and alleges that (i) Voya breached the terms of the policy when it increased non-guaranteed cost of insurance rates on Plaintiff’s policy; and (ii) LLANY, as reinsurer and administrator of Plaintiff’s policy, engaged in wrongful conduct related to the cost of insurance increase and was unjustly enriched as a result.  Plaintiff seeks to represent all owners of Aetna life insurance policies that were subject to non-guaranteed cost of insurance rate increases in 2016 and seeks damages on their behalf.  On March 13, 2019, the court issued an order granting plaintiff’s motion for class certification for the breach of contract claim and denying such motion with respect to the unjust enrichment claim against LLANY, and, on September 12, 2019, the court issued an order approving the parties’ joint stipulation of dismissal with respect to the unjust enrichment claim and dismissed LLANY as a defendant in the case.  In light of LLANY’s role as reinsurer and administrator under the 1998 coinsurance agreement with Aetna (now Voya), and of the parties’ rights and obligations thereunder, LLANY continues to be actively engaged in the defense of this case.  On September 30, 2020, the court denied plaintiff’s motion for summary judgment and granted in part Voya’s motion for summary judgment.  On October 22, 2021, the parties informed the presiding judge that they have reached a settlement of the action, subject to court approval.  On January 19, 2022, plaintiffs filed a renewed motion for preliminary approval of the class action settlement.  The settlement, subject to final approval by the court, consists of $92.5 million in pre-tax cash and a five-year cost of insurance rate freeze, among other terms.  On February 3, 2022, the court preliminarily approved the class action settlement and set a final fairness hearing for June 9, 2022.

Vida Longevity Fund, LP v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:19-cv-06004, is a putative class action that was filed on June 27, 2019.  Plaintiff alleges that LLANY charged more for non-guaranteed cost of insurance than was permitted by the policies.  Plaintiff seeks to represent all current and former owners of universal life (including variable universal life) policies who own or owned policies issued by LLANY and its predecessors in interest that were in force at any time on or after June 27, 2013, and which contain non-guaranteed cost of insurance provisions that are similar to those of Plaintiff’s policies.  Plaintiff also seeks to represent a sub-class of such policyholders who own or owned “life insurance policies issued in the State of New York.”  Plaintiff seeks damages on behalf of the policyholder class and sub-class.  We are vigorously defending this matter.

Other Litigation

Andrew Nitkewicz v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:20-cv-06805, is a putative class action that was filed on August 24, 2020.  Plaintiff Andrew Nitkewicz, as trustee of the Joan C. Lupe Trust, seeks to represent all current and former owners of universal life (including variable universal life) policies who own or owned policies issued by LLANY and its predecessors in interest that were in force at any time on or after June 27, 2013, and for which planned annual, semi-annual, or quarterly premiums were paid for any period beyond the end of the policy month of the insured’s death.  Plaintiff alleges LLANY failed to refund unearned premium in violation of New York Insurance Law Section 3203(a)(2) in connection with the payment of death benefit claims for certain insurance policies.  Plaintiff seeks compensatory damages and pre-judgment interest on behalf of the various classes and sub-class.  On July 2, 2021, the court granted, with prejudice, LLANY’s November 2020 motion to dismiss this matter.  On July 28, 2021, plaintiff filed a notice of appeal with respect to this ruling.

Commitments

Vulnerability from Concentrations

As of December 31, 2021, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business.  However, we do have a concentration in a market and geographic area in which business is conducted.  For the years ended December 31, 2021 and 2020, 85% and 87%, respectively, of the premiums, on the basis of statutory accounting principles (“SAP”), were generated in New York.

Other Contingency Matters

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of less than $(1) million and $(1) million as of December 31, 2021 and 2020, respectively.

11.  Shares and Stockholder’s Equity

All authorized and issued shares of LLANY are owned by LNL.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2021	2020	2019
Unrealized Gain (Loss) on Fixed Maturity AFS Securities
Balance as of beginning-of-year	$988	$462	$13
Cumulative effect from adoption of new accounting standards	-	9	-
Unrealized holding gains (losses) arising during the year	(361)	695	799
Change in foreign currency exchange rate adjustment	(3)	3	1
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	60	(48)	(236)
Income tax benefit (expense)	63	(139)	(118)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(2)	(3)	(4)
Associated amortization of DAC, VOBA, DSI and DFEL	-	(5)	-
Income tax benefit (expense)	-	2	1
Balance as of end-of-year	$749	$988	$462
Unrealized OTTI on Fixed Maturity AFS Securities
Balance as of beginning-of-year	$-	$9	$7
(Increases) attributable to cumulative effect from adoption of new accounting standards	-	(9)	-
Decreases attributable to:
Changes in fair value, sales, maturities or other settlements of fixed maturity AFS
securities	-	-	3
Income tax benefit (expense)	-	-	(1)
Balance as of end-of-year	$-	$-	$9
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$2	$8	$-
Unrealized holding gains (losses) arising during the year	(8)	(6)	12
Change in foreign currency exchange rate adjustment	4	(3)	(1)
Change in DAC, VOBA, DSI and DFEL	(2)	1	(1)
Income tax benefit (expense)	1	2	(2)
Balance as of end-of-year	$(3)	$2	$8

The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2021	2020	2019

Unrealized Gain (Loss) on Fixed Maturity
AFS Securities
Gross reclassification	$(2)	$(3)	$(4)	Realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	-	(5)	-	Realized gain (loss)
Reclassification before income
tax benefit (expense)	(2)	(8)	(4)	Income (loss) before taxes
Income tax benefit (expense)	-	2	1	Federal income tax expense (benefit)
Reclassification, net of income tax	$(2)	$(6)	$(3)	Net income (loss)

Unrealized OTTI on Fixed Maturity
AFS Securities
Gross reclassification	$-	$-	$2	Realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	-	-	-	Realized gain (loss)
Reclassification before income
tax benefit (expense)	-	-	2	Income (loss) before taxes
Reclassification, net of income tax	$-	$-	$2	Net income (loss)

12.    Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2021	2020	2019
Fixed maturity AFS securities:
Gross gains	$-	$1	$3
Gross losses	(2)	(4)	(7)
Realized gain (loss) on equity securities (1)	-	(1)	-
Credit loss benefit (expense) on mortgage loans on real estate	4	(5)	-
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	-	(5)	-
Total realized gain (loss) related to certain financial assets	2	(14)	(4)
Realized gain (loss) on the mark-to-market on certain
instruments (2)	(6)	57	43
GLB fees ceded to LNL and attributed fees:
Gross gain (loss)	5	(2)	(8)
Associated amortization of DAC, VOBA, DSI and DFEL	(1)	(1)	(2)
Total realized gain (loss)	$-	$40	$29

(1)	Includes market adjustments on equity securities still held of $(1) million for the year ended December 31, 2020.
(2)	Represents changes in the fair values of certain derivative investments. See Note 1 for information regarding derivative instruments.

13.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2021	2020	2019
Commissions	$63	$55	$66
General and administrative expenses	153	60	75
Expenses associated with reserve financing and LOCs	17	16	14
DAC and VOBA deferrals and interest, net of amortization	98	84	(94)
Taxes, licenses and fees	17	14	17
Total	$348	$229	$78

14.  Statutory Information and Restrictions

We prepare financial statements in accordance with SAP prescribed or permitted by the New York State Department of Financial Services, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our state of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Specified statutory information (in millions) was as follows:

	As of December 31,
	2021	2020
U.S. capital and surplus	$991	$997

	For the Years Ended December 31,
	2021	2020	2019
U.S. net gain (loss) from operations, after-tax	$39	$25	$102
U.S. net income (loss)	41	23	99

Comparison of 2021 to 2020

Statutory net income (loss) increased primarily due to an increase in premiums and favorable reserve movement on certain products, partially offset by a one-time legal expense.

Comparison of 2020 to 2019

Statutory net income (loss) decreased due primarily to unfavorable reserve strain on certain products and an increase in benefits, partially offset by favorable equity markets.

State Prescribed and Permitted Practices

Our state of domicile, New York, has adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices include the use of a more conservative valuation interest rate on certain annuities and use of the continuous Commissioners’ Annuity Reserve Valuation Method in the calculation of reserves and use of minimum reserve methods and assumptions for variable annuity contracts that may be more conservative than those required by NAIC SAP.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed practices (in millions) were as follows:

	As of December 31,
	2021	2020
State Prescribed Practices
Conservative valuation rate on certain annuities	$(2)	$(2)
Calculation of reserves using continuous CARVM	-	(1)
Conservative Reg 213 reserves on VA contracts	(27)	-

The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2021, the Company’s RBC ratio was in excess of nine times the aforementioned company action level RBC.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL.  Under New York laws and regulations, we may pay dividends to LNL without prior approval of the Superintendent of the New York State Department of Financial Services provided such dividend, along with all other dividends paid within the preceding 12 consecutive months, would not exceed the statutory limitation.  The current statutory limitation is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends of approximately $40 million in 2022 without New York Department of Insurance approval.

15.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2021		As of December 31, 2020
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
Fixed maturity AFS securities	$8,617	$8,617	$8,848	$8,848
Equity securities	7	7	1	1
Mortgage loans on real estate	961	1,009	943	1,035
Derivative investments (1)	7	7	9	9
Other investments	6	6	19	19
Cash and invested cash	56	56	103	103
Reinsurance related embedded derivatives	-	-	18	18
Other assets:
GLB ceded embedded derivatives	-	-	3	3
GLB direct embedded derivatives	85	85	-	-
LPR ceded derivative	19	19	-	-
Separate account assets	8,475	8,475	7,734	7,734

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(3)	(3)	(2)	(2)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(22)	(22)	(23)	(23)
Account values of certain investment contracts	(1,334)	(1,679)	(1,311)	(1,719)
Other liabilities:
Short-term debt	(39)	(39)	-	-
Derivative liabilities (1)	(3)	(3)	-	-
GLB direct embedded derivatives	-	-	(2)	(2)
GLB ceded embedded derivatives	(81)	(81)	-	-

(1)	We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

Other Investments

The carrying value of our assets classified as other investments approximates fair value and primarily includes cash collateral receivables.  The inputs used to measure the fair value of these assets are classified as Level 2 within the fair value hierarchy.  Other investments also includes Federal Home Loan Bank (“FHLB”) stock carried at cost and periodically evaluated for impairment based on ultimate recovery of par value.  The inputs used to measure the fair value of our FHLB stock are classified as Level 3 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2021 and 2020, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

Short-Term Debt

The carrying value of short-term debt approximates fair value.  The inputs used to measure the fair value of our short-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2021 or 2020.

The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels:

	As of December 31, 2021
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$7,262	$100	$7,362
ABS	-	145	10	155
U.S. government bonds	16	-	-	16
Foreign government bonds	-	27	6	33
RMBS	-	312	-	312
CMBS	-	89	-	89
State and municipal bonds	-	594	-	594
Hybrid and redeemable preferred securities	-	51	5	56
Equity securities	1	6	-	7
Derivative investments (1)	-	11	-	11
Cash and invested cash	-	56	-	56
Other assets:
GLB direct embedded derivatives	-	-	85	85
LPR ceded derivative	-	-	19	19
Separate account assets	33	8,442	-	8,475
Total assets	$50	$16,995	$225	$17,270

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(3)	$(3)
Other liabilities:
Derivative liabilities (1)	-	(7)	-	(7)
GLB ceded embedded derivatives	-	-	(81)	(81)
Total liabilities	$-	$(7)	$(84)	$(91)

	As of December 31, 2020
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$7,489	$87	$7,576
ABS	-	124	10	134
U.S. government bonds	18	-	-	18
Foreign government bonds	-	30	-	30
RMBS	-	357	1	358
CMBS	-	52	-	52
State and municipal bonds	-	598	-	598
Hybrid and redeemable preferred securities	-	76	6	82
Equity securities	1	-	-	1
Derivative investments (1)	-	11	5	16
Cash and invested cash	-	103	-	103
Reinsurance related embedded derivatives	-	18	-	18
Other assets – GLB ceded embedded derivatives	-	-	3	3
Separate account assets	34	7,700	-	7,734
Total assets	$53	$16,558	$112	$16,723

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(2)	$(2)
Other liabilities:
Derivative liabilities (1)	-	(10)	-	(10)
GLB direct embedded derivatives	-		(2)	(2)
Total liabilities	$-	$(10)	$(4)	$(14)

(1)	Derivative investment assets and liabilities are presented within the fair value hierarchy on a gross basis by derivative type and not on a master netting basis by counterparty.

The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2021
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$87	$-	$(5)	$25	$(7)	$100
ABS	10	-	(1)	2	(1)	10
Foreign government bonds	-	-	(1)	7	-	6
RMBS	1	-	-	(1)	-	-
Hybrid and redeemable
preferred securities	6	-	1	(2)	-	5
Derivative investments	5	1	-	(1)	(5)	-
Other assets:
GLB direct embedded derivatives (3)	(2)	87	-	-	-	85
LPR ceded derivatives (4)	-	1	-	-	18	19
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(2)	(4)	-	3	-	(3)
Other liabilities – GLB ceded
embedded derivatives (3)	3	(84)	-	-	-	(81)
Total, net	$108	$1	$(6)	$33	$5	$141

	For the Year Ended December 31, 2020
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$65	$2	$24	$(19)	$15	$87
ABS	-	-	-	10	-	10
Foreign government bonds	2	-	-	(2)	-	-
RMBS	3	-	-	-	(2)	1
Hybrid and redeemable
preferred securities	1	-	-	-	5	6
Derivative investments	13	2	33	(18)	(25)	5
Other assets – GLB ceded
embedded derivatives (3)	4	(1)	-	-	-	3
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(2)	-	-	-	-	(2)
Other liabilities – GLB direct
embedded derivatives (3)	(4)	2	-	-	-	(2)
Total, net	$82	$5	$57	$(29)	$(7)	$108

	For the Year Ended December 31, 2019
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$63	$6	$2	$(5)	$(1)	$65
ABS	-	-	-	2	(2)	-
Foreign government bonds	2	-	-	-	-	2
RMBS	-	-	-	3	-	3
CMBS	-	1	-	(1)	-	-
Hybrid and redeemable
preferred securities	2	-	(1)	-	-	1
Derivative investments	-	-	19	(6)	-	13
Other assets – GLB ceded	-	-	-	-	-
embedded derivatives (3)	15	(11)				4
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(1)	(1)	-	-	-	(2)
Other liabilities – GLB direct
embedded derivatives (3)	(16)	12	-	-	-	(4)
Total, net	$65	$7	$20	$(7)	$(3)	$82

(1)	The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 4).
(2)

Amortization and accretion of premiums and discounts are included in net investment income on our Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and credit loss expense are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

(3)	Gains (losses) from the changes in fair value are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).
(4)	Gains (losses) from the changes in fair value are included in benefits on our Statements of Comprehensive Income (Loss).

The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2021
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$45	$(1)	$(15)	$(4)	$-	$25
ABS	6	-	-	(4)	-	2
Foreign government bonds	7	-	-	-	-	7
RMBS	-	-	-	(1)	-	(1)
Hybrid and redeemable
preferred securities	-	-	-	-	(2)	(2)
Derivative investments	1	-	(2)	-	-	(1)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	-	-	-	3	-	3
Total, net	$59	$(1)	$(17)	$(6)	$(2)	$33

	For the Year Ended December 31, 2020
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$44	$(58)	$-	$(1)	$(4)	$(19)
ABS	10	-	-	-	-	10
Foreign government bonds	-	-	(2)	-	-	(2)
Derivative investments	3	(20)	(1)	-	-	(18)
Total, net	$57	$(78)	$(3)	$(1)	$(4)	$(29)

	For the Year Ended December 31, 2019
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$7	$-	$-	$(1)	$(11)	$(5)
ABS	2	-	-	-	-	2
RMBS	3	-	-	-	-	3
CMBS	-	-	-	(1)	-	(1)
Derivative investments	-	(6)	-	-	-	(6)
Total, net	$12	$(6)	$-	$(2)	$(11)	$(7)

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2021	2020	2019
Derivative investments	$1	$2	$-
Other assets – GLB direct and ceded	126	31	43
Other liabilities – GLB direct and ceded	(126)	(31)	(43)
Total, net (1)	$1	$2	$-

(1)	Included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

The following summarizes changes in unrealized gains (losses) included in OCI, net of tax, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended
	December 31,
	2021	2020
Fixed maturity AFS securities:
Corporate bonds	$(6)	$4
Foreign government bonds	(1)	-
Hybrid and redeemable preferred securities	1	(1)
Total, net	$(6)	$3

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2021
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$2	$(9)	$(7)
ABS	-	(1)	(1)
Derivative investments	-	(5)	(5)
Other assets – LPR ceded derivative	18	-	18
Total, net	$20	$(15)	$5

	For the Year Ended December 31, 2020
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$22	$(7)	$15
RMBS	1	(3)	(2)
Hybrid and redeemable
preferred securities	5	-	5
Derivative investments	-	(25)	(25)
Total, net	$28	$(35)	$(7)

	For the Year Ended December 31, 2019
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$11	$(12)	$(1)
ABS	-	(2)	(2)
Total, net	$11	$(14)	$(3)

Transfers into and out of Level 3 are generally the result of observable market information on financial instruments no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2021, 2020 and 2019, transfers in and out of Level 3 were attributable primarily to the financial instruments’ observable market information no longer being available or becoming available.  During 2021, transfers into and out of Level 3 included free-standing instruments for which we changed valuation techniques.  This change in valuation technique was primarily from unobservable inputs in counterparty models to a mathematical model provided by a third party.  The updated valuation technique is considered industry standard and provides us with greater visibility into the economic valuation inputs.

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2021:

							Weighted
							Average
	Fair	Valuation	Significant	Assumption or			Input
	Value	Technique	Unobservable Inputs	Input Ranges			Range (1)
Assets
Investments:
Fixed maturity AFS
securities:
Corporate bonds	$85	Discounted cash flow	Liquidity/duration adjustment (2)	0.1%	-	4.6%	1.6%
Foreign government
bonds	6	Discounted cash flow	Liquidity/duration adjustment (1)	1.3%	-	1.3%	1.3%

Other assets:
GLB direct embedded
derivatives	85	Discounted cash flow	Long-term lapse rate (3)	1%	-	30%	(10)
			Utilization of guaranteed withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			NPR (6)	0.07%	-	1.27%	0.86%
			Mortality rate (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.59%

LPR ceded derivative	19	Discounted cash flow	Long-term lapse rate (3)	0%	-	1.65%	(10)
			NPR (6)	0.07%	-	1.27%	0.84%
			Mortality rate (7)			(9)	(10)
Liabilities
Future contract benefits –
indexed annuity contracts
embedded derivatives	$(1)	Discounted cash flow	Lapse rate (3)	0%	-	9%	(10)
			Mortality rate (7)			(9)	(10)
Other liabilities – GLB
ceded embedded
derivatives	(81)	Discounted cash flow	Long-term lapse rate (3)	1%	-	30%	(10)
			Utilization of guaranteed withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			NPR (6)	0.07%	-	1.27%	0.86%
			Mortality rate (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.59%

(1)	Unobservable inputs were weighted by the relative fair value of the instruments, unless otherwise noted.
(2)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(3)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity contracts represents the lapse rates during the surrender charge period.

(4)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(5)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(6)

The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract. The NPR input for direct and ceded embedded derivatives was weighted by the absolute value of the sensitivity of the reserve to the NPR assumption.  The NPR input for LPR ceded derivative was weighted using a simple average.

(7)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.

(8)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation. Volatility assumptions vary by fund due to the benchmarking of different indices. The volatility input was weighted by the relative account value assigned to each index.

(9)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.
(10)	A weighted average input range is not a meaningful measurement for lapse rate, utilization factors or mortality rate.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above would have resulted in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would have resulted in a decrease in the fair value measurement.
•

Indexed annuity contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse rate or mortality rate inputs would have resulted in a decrease in the fair value measurement.

•

LPR ceded derivative – Assuming our LPR ceded derivative is in an asset position:  an increase in our lapse rate, NPR or mortality rate inputs would have resulted in an increase in the fair value measurement.

•

GLB embedded derivatives – Assuming our GLB direct embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would have resulted in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would have resulted in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input would not have affected the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see Note 1.

16.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), IUL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL and bank-owned UL and VUL products.

The Group Protection segment offers group non-medical insurance products, including short and long-term disability, absence management services, term life, dental, vision and accident, critical illness and hospital indemnity benefits and services to the employer marketplace through various forms of employee-paid and employer-paid plans.

Other Operations includes investments related to our excess capital, other corporate investments, benefit plan obligations, and the results of certain disability income business.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of financial assets;
▪	Changes in the fair value of equity securities;
▪	Changes in the fair value of embedded derivatives within certain reinsurance arrangements;
▪	GLB rider fees ceded to LNL; and
▪	The net valuation premium of the GLB attributed rider fees;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on modification or early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations;
•	Transaction and integration costs related to mergers and acquisitions including the acquisition or divestiture, through reinsurance or other means, of businesses or blocks of business; and
•	Income (loss) from the initial adoption of new accounting standards, regulations, and policy changes including the net impact from the Tax Cuts and Jobs Act.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

The tables below reconcile our segment measures of performance to the GAAP measures presented in our Statements of Comprehensive Income (Loss) (in millions):

	For the Years Ended December 31,
	2021	2020	2019
Revenues
Operating revenues:
Annuities	$137	$131	$162
Retirement Plan Services	79	72	73
Life Insurance	536	545	560
Group Protection	147	97	92
Other Operations	23	27	27
Excluded realized gain (loss), pre-tax	(11)	28	19
Total revenues	$911	$900	$933

	For the Years Ended December 31,
	2021	2020	2019
Net Income (Loss)
Income (loss) from operations:
Annuities	$49	$43	$49
Retirement Plan Services	10	6	6
Life Insurance	(34)	(29)	121
Group Protection	5	(3)	(9)
Other Operations	(56)	21	21
Excluded realized gain (loss), after-tax	(10)	22	16
Net impact from the Tax Cuts and Jobs Act	-	-	1
Net income (loss)	$(36)	$60	$205

Other segment information (in millions) was as follows:

	For the Years Ended December 31,
	2021	2020	2019
Net Investment Income
Annuities	$32	$28	$34
Retirement Plan Services	67	63	63
Life Insurance	267	257	269
Group Protection	5	6	6
Other Operations	23	27	27
Total net investment income	$394	$381	$399

	For the Years Ended December 31,
	2021	2020	2019
Amortization of DAC and VOBA, Net of Interest
Annuities	$17	$18	$21
Retirement Plan Services	1	-	1
Life Insurance	106	86	(82)
Group Protection	3	3	3
Total amortization of DAC and VOBA, net of interest	$127	$107	$(57)

	For the Years Ended December 31,
	2021	2020	2019
Federal Income Tax Expense (Benefit)
Annuities	$8	$7	$8
Retirement Plan Services	1	-	-
Life Insurance	(9)	(8)	32
Group Protection	1	(1)	(2)
Other Operations	(15)	6	6
Excluded realized gain (loss)	(1)	6	4
Net impact from the Tax Cuts and Jobs Act	-	-	(1)
Total federal income tax expense (benefit)	$(15)	$10	$47

	As of December 31,
	2021	2020
Assets
Annuities	$7,467	$6,898
Retirement Plan Services	3,196	3,090
Life Insurance	9,497	9,624
Group Protection	193	176
Other Operations	759	837
Total assets	$21,112	$20,625

17.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2021	2020	2019
Income taxes paid (received)	$30	$31	$7

18.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Balance Sheets:

	As of December 31,
	2021	2020
Assets with affiliates:
Ceded reinsurance contracts	$162	$153	Reinsurance recoverables, net of allowance
			for credit losses
Ceded reinsurance contracts	-	18	Reinsurance related embedded derivatives
Ceded reinsurance contracts	28	13	Other assets
Service agreement receivable	10	4	Other assets

Liabilities with affiliates:
Inter-company short-term debt	39	-	Other liabilities
Ceded reinsurance contracts	83	2	Other liabilities
Service agreement payable	1	19	Other liabilities

The following summarizes transactions with affiliates (in millions) and the associated line item on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2021	2020	2019
Revenues with affiliates:
Premiums received on assumed (paid on ceded)
reinsurance contracts	$(36)	$(25)	$(17)	Insurance premiums
Fees for management of general account	-	(2)	(2)	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	(84)	(1)	(12)	Realized gain (loss)
Other gains (losses)	(36)	(38)	(38)	Realized gain (loss)

Benefits and expenses with affiliates:
Interest credited on ceded reinsurance contracts	(1)	(1)	(1)	Interest credited
Reinsurance (recoveries) benefits on ceded reinsurance	(4)	(10)	(1)	Benefits
Ceded reinsurance contracts	(19)	(16)	(23)	Commissions and other
				expenses
Service agreement payments	63	61	77	Commissions and other
				expenses

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing limit is currently 2% of our admitted assets as of December 31, 2021.

Service Agreements

In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead from LNC.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  headcount, capital, investments by product, account values, weighted policies in force and sales.

Ceded Reinsurance Contracts

We cede business to two affiliated companies, LNL, our parent, and LNBAR, a wholly-owned subsidiary of LNC.  As discussed in Note 4, we cede the GLB reserves embedded derivatives and the related hedge results to LNL.

19.  Subsequent Events

Management evaluated subsequent events for the Company through April 1, 2022, the date the financial statements were available to be issued.  On March 24, 2022, LLANY paid a cash dividend in the amount of $38 million to LNL.

Management identified no other items or events required for disclosure.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of assets and liabilities

December 31, 2021

Subaccount	Investments	Total Assets	Net Assets
AB VPS Global Thematic Growth Portfolio - Class A	$1,119,596	$1,119,596	$1,119,596
AB VPS Growth and Income Portfolio - Class A	989,478	989,478	989,478
AB VPS International Value Portfolio - Class A	655,904	655,904	655,904
AB VPS Large Cap Growth Portfolio - Class A	359,706	359,706	359,706
AB VPS Small/Mid Cap Value Portfolio - Class A	3,608,794	3,608,794	3,608,794
American Century VP Balanced Fund - Class I	264,314	264,314	264,314
American Century VP Inflation Protection Fund - Class I	700,990	700,990	700,990
American Funds Global Growth Fund - Class 2	3,705,448	3,705,448	3,705,448
American Funds Global Small Capitalization Fund - Class 2	3,974,639	3,974,639	3,974,639
American Funds Growth Fund - Class 2	13,888,096	13,888,096	13,888,096
American Funds Growth-Income Fund - Class 2	11,088,982	11,088,982	11,088,982
American Funds International Fund - Class 2	7,870,151	7,870,151	7,870,151
BlackRock Global Allocation V.I. Fund - Class I	2,993,673	2,993,673	2,993,673
ClearBridge Variable Mid Cap Portfolio - Class I	585,754	585,754	585,754
Delaware VIP® Emerging Markets Series - Standard Class	2,828,775	2,828,775	2,828,775
Delaware VIP® Small Cap Value Series - Standard Class	2,925,048	2,925,048	2,925,048
DWS Alternative Asset Allocation VIP Portfolio - Class A	341,515	341,515	341,515
DWS Equity 500 Index VIP Portfolio - Class A	4,296,650	4,296,650	4,296,650
DWS Small Cap Index VIP Portfolio - Class A	902,191	902,191	902,191
Fidelity® VIP Asset Manager Portfolio - Initial Class	61,249	61,249	61,249
Fidelity® VIP Contrafund® Portfolio - Service Class	6,107,921	6,107,921	6,107,921
Fidelity® VIP Equity-Income Portfolio - Initial Class	116,522	116,522	116,522
Fidelity® VIP Equity-Income Portfolio - Service Class	339,808	339,808	339,808
Fidelity® VIP Growth Opportunities Portfolio - Service Class	374,520	374,520	374,520
Fidelity® VIP Growth Portfolio - Service Class	2,846,550	2,846,550	2,846,550
Fidelity® VIP High Income Portfolio - Service Class	87,900	87,900	87,900
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	112,233	112,233	112,233
Fidelity® VIP Mid Cap Portfolio - Service Class	3,147,747	3,147,747	3,147,747
Fidelity® VIP Overseas Portfolio - Service Class	542,157	542,157	542,157
Franklin Income VIP Fund - Class 1	6,073,550	6,073,550	6,073,550
Franklin Mutual Shares VIP Fund - Class 1	2,234,418	2,234,418	2,234,418
Franklin Small-Mid Cap Growth VIP Fund - Class 1	1,155,261	1,155,261	1,155,261
Invesco V.I. American Franchise Fund - Series I Shares	1,514,703	1,514,703	1,514,703
Invesco V.I. Core Equity Fund - Series I Shares	1,627,123	1,627,123	1,627,123
Invesco V.I. Core Plus Bond Fund - Series I Shares	73,585	73,585	73,585
Invesco V.I. International Growth Fund - Series I Shares	743,147	743,147	743,147
Janus Henderson Balanced Portfolio - Institutional Shares	296,846	296,846	296,846
Janus Henderson Balanced Portfolio - Service Shares	362,799	362,799	362,799
Janus Henderson Enterprise Portfolio - Service Shares	265,300	265,300	265,300
Janus Henderson Global Research Portfolio - Institutional Shares	641,419	641,419	641,419
Janus Henderson Global Research Portfolio - Service Shares	108,328	108,328	108,328
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	133,446	133,446	133,446
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	350,586	350,586	350,586
LVIP Baron Growth Opportunities Fund - Service Class	1,038,366	1,038,366	1,038,366
LVIP Baron Growth Opportunities Fund - Standard Class	541,519	541,519	541,519
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	634,406	634,406	634,406
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	22,178	22,178	22,178
LVIP BlackRock Global Real Estate Fund - Standard Class	674,894	674,894	674,894
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	1,015,813	1,015,813	1,015,813
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	27,805	27,805	27,805
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	420,301	420,301	420,301
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	157,832	157,832	157,832
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	31,045	31,045	31,045
LVIP Delaware Bond Fund - Standard Class	5,442,584	5,442,584	5,442,584
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,590,431	1,590,431	1,590,431
LVIP Delaware Diversified Income Fund - Standard Class	3,925,819	3,925,819	3,925,819
LVIP Delaware High Yield Fund - Standard Class	1,081,050	1,081,050	1,081,050
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	1,777,275	1,777,275	1,777,275
LVIP Delaware Mid Cap Value Fund - Standard Class	1,074,838	1,074,838	1,074,838
LVIP Delaware REIT Fund - Standard Class	2,154,241	2,154,241	2,154,241
LVIP Delaware SMID Cap Core Fund - Standard Class	3,049,129	3,049,129	3,049,129

See accompanying notes.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of assets and liabilities (continued)

December 31, 2021

Subaccount	Investments	Total Assets	Net Assets
LVIP Delaware Social Awareness Fund - Standard Class	$770,844	$770,844	$770,844
LVIP Delaware U.S. Growth Fund - Standard Class	2,776,861	2,776,861	2,776,861
LVIP Delaware Value Fund - Standard Class	2,209,762	2,209,762	2,209,762
LVIP Delaware Wealth Builder Fund - Standard Class	217,325	217,325	217,325
LVIP Dimensional International Core Equity Fund - Standard Class	73,178	73,178	73,178
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	427,117	427,117	427,117
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	478,898	478,898	478,898
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	182,436	182,436	182,436
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	1,015,929	1,015,929	1,015,929
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	220,295	220,295	220,295
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	718,543	718,543	718,543
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	3,039,180	3,039,180	3,039,180
LVIP Global Income Fund - Standard Class	592,380	592,380	592,380
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	3,848,576	3,848,576	3,848,576
LVIP Government Money Market Fund - Standard Class	3,198,439	3,198,439	3,198,439
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	904	904	904
LVIP JPMorgan High Yield Fund - Standard Class	1,150,700	1,150,700	1,150,700
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	216,645	216,645	216,645
LVIP MFS International Growth Fund - Standard Class	1,634,962	1,634,962	1,634,962
LVIP MFS Value Fund - Standard Class	6,762,093	6,762,093	6,762,093
LVIP Mondrian International Value Fund - Standard Class	1,077,241	1,077,241	1,077,241
LVIP SSGA Bond Index Fund - Standard Class	1,228,456	1,228,456	1,228,456
LVIP SSGA Conservative Index Allocation Fund - Standard Class	328,247	328,247	328,247
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	105,299	105,299	105,299
LVIP SSGA Developed International 150 Fund - Standard Class	186,296	186,296	186,296
LVIP SSGA Emerging Markets 100 Fund - Standard Class	410,141	410,141	410,141
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	799,056	799,056	799,056
LVIP SSGA International Index Fund - Standard Class	1,645,862	1,645,862	1,645,862
LVIP SSGA International Managed Volatility Fund - Standard Class	38,544	38,544	38,544
LVIP SSGA Large Cap 100 Fund - Standard Class	897,464	897,464	897,464
LVIP SSGA Moderate Index Allocation Fund - Standard Class	1,190,708	1,190,708	1,190,708
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	1,536,247	1,536,247	1,536,247
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	762,954	762,954	762,954
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	1,138,113	1,138,113	1,138,113
LVIP SSGA S&P 500 Index Fund - Standard Class	16,931,400	16,931,400	16,931,400
LVIP SSGA Small-Cap Index Fund - Standard Class	1,904,471	1,904,471	1,904,471
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	1,638,053	1,638,053	1,638,053
LVIP T. Rowe Price 2020 Fund - Standard Class	78,577	78,577	78,577
LVIP T. Rowe Price 2030 Fund - Standard Class	226,196	226,196	226,196
LVIP T. Rowe Price 2040 Fund - Standard Class	228,230	228,230	228,230
LVIP T. Rowe Price Growth Stock Fund - Standard Class	2,067,917	2,067,917	2,067,917
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	1,337,088	1,337,088	1,337,088
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	7,795	7,795	7,795
LVIP Vanguard Bond Allocation Fund - Standard Class	1,454,304	1,454,304	1,454,304
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	1,306,630	1,306,630	1,306,630
LVIP Vanguard International Equity ETF Fund - Standard Class	1,867,942	1,867,942	1,867,942
LVIP Wellington Capital Growth Fund - Standard Class	2,577,907	2,577,907	2,577,907
LVIP Wellington SMID Cap Value Fund - Standard Class	822,610	822,610	822,610
M Capital Appreciation Fund	10,648	10,648	10,648
M International Equity Fund	15,550	15,550	15,550
M Large Cap Growth Fund	15,829	15,829	15,829
M Large Cap Value Fund	16,038	16,038	16,038
MFS® VIT Growth Series - Initial Class	2,208,951	2,208,951	2,208,951
MFS® VIT Total Return Series - Initial Class	2,862,807	2,862,807	2,862,807
MFS® VIT Utilities Series - Initial Class	3,169,604	3,169,604	3,169,604
MFS® VIT II Core Equity Portfolio - Initial Class	22,974	22,974	22,974
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	1,637,469	1,637,469	1,637,469
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	424,628	424,628	424,628
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	188,802	188,802	188,802
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	559,797	559,797	559,797
Putnam VT Global Health Care Fund - Class IB	186,353	186,353	186,353

See accompanying notes.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of assets and liabilities (continued)

December 31, 2021

Subaccount	Investments	Total Assets	Net Assets
Putnam VT Large Cap Value Fund - Class IB	$48,945	$48,945	$48,945
Templeton Foreign VIP Fund - Class 1	340,338	340,338	340,338
Templeton Foreign VIP Fund - Class 2	84,502	84,502	84,502
Templeton Global Bond VIP Fund - Class 1	1,282,055	1,282,055	1,282,055
Templeton Growth VIP Fund - Class 1	365,510	365,510	365,510
Templeton Growth VIP Fund - Class 2	33,471	33,471	33,471
TOPS® Moderate Growth ETF Portfolio - Class 2 Shares	18,678	18,678	18,678

See accompanying notes.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of operations

Year Ended December 31, 2021

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Global Thematic Growth Portfolio - Class A	$126,186	$164,507	$49,628	$212,186
AB VPS Growth and Income Portfolio - Class A	—	17,781	195,641	217,572
AB VPS International Value Portfolio - Class A	—	7,984	42,806	62,261
AB VPS Large Cap Growth Portfolio - Class A	31,199	125,590	(11,031)	112,792
AB VPS Small/Mid Cap Value Portfolio - Class A	—	146,108	849,166	1,013,190
American Century VP Balanced Fund - Class I	10,194	12,824	19,502	33,627
American Century VP Inflation Protection Fund - Class I	—	16,600	5,347	43,736
American Funds Global Growth Fund - Class 2	158,699	326,361	153,418	483,416
American Funds Global Small Capitalization Fund - Class 2	88,158	307,884	(48,323)	251,315
American Funds Growth Fund - Class 2	1,645,002	2,645,179	(97,522)	2,542,247
American Funds Growth-Income Fund - Class 2	99,719	438,635	1,637,219	2,167,215
American Funds International Fund - Class 2	—	114,910	(450,459)	(154,378)
BlackRock Global Allocation V.I. Fund - Class I	412,270	458,227	(307,400)	170,122
ClearBridge Variable Mid Cap Portfolio - Class I	56,967	69,367	13,684	82,520
Delaware VIP® Emerging Markets Series - Standard Class	12,185	156,108	(240,048)	(82,229)
Delaware VIP® Small Cap Value Series - Standard Class	—	134,301	638,065	786,830
DWS Alternative Asset Allocation VIP Portfolio - Class A	—	2,306	28,556	36,555
DWS Equity 500 Index VIP Portfolio - Class A	171,665	405,698	536,714	988,684
DWS Small Cap Index VIP Portfolio - Class A	54,343	99,150	17,356	121,357
Fidelity® VIP Asset Manager Portfolio - Initial Class	334	5,080	(996)	4,752
Fidelity® VIP Contrafund® Portfolio - Service Class	694,736	1,068,795	281,194	1,339,023
Fidelity® VIP Equity-Income Portfolio - Initial Class	12,058	17,039	4,724	23,232
Fidelity® VIP Equity-Income Portfolio - Service Class	35,469	55,691	5,973	65,625
Fidelity® VIP Growth Opportunities Portfolio - Service Class	31,705	66,800	(25,095)	41,489
Fidelity® VIP Growth Portfolio - Service Class	539,788	640,677	(110,185)	522,660
Fidelity® VIP High Income Portfolio - Service Class	—	(334)	(440)	3,486
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,931	3,612	(6,535)	(1,232)
Fidelity® VIP Mid Cap Portfolio - Service Class	477,355	607,373	66,957	682,822
Fidelity® VIP Overseas Portfolio - Service Class	38,924	62,219	24,752	87,948
Franklin Income VIP Fund - Class 1	—	29,899	590,210	874,886
Franklin Mutual Shares VIP Fund - Class 1	—	5,030	303,326	369,885
Franklin Small-Mid Cap Growth VIP Fund - Class 1	115,586	151,193	(42,555)	106,056
Invesco V.I. American Franchise Fund - Series I Shares	174,397	367,876	(204,588)	156,691
Invesco V.I. Core Equity Fund - Series I Shares	34,178	119,766	228,015	353,461
Invesco V.I. Core Plus Bond Fund - Series I Shares	2,587	3,862	(5,778)	(1,153)
Invesco V.I. International Growth Fund - Series I Shares	50,015	60,631	(30,163)	38,251
Janus Henderson Balanced Portfolio - Institutional Shares	2,122	90,973	(49,859)	43,173
Janus Henderson Balanced Portfolio - Service Shares	2,534	69,590	(18,226)	51,978
Janus Henderson Enterprise Portfolio - Service Shares	22,111	43,226	(5,877)	36,570
Janus Henderson Global Research Portfolio - Institutional Shares	27,673	160,070	(65,609)	96,936
Janus Henderson Global Research Portfolio - Service Shares	4,872	18,497	(2,410)	16,075
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	17,743	22,295	(669)	21,617
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	7,662	9,495	9,500	20,518
LVIP Baron Growth Opportunities Fund - Service Class	22,430	124,931	38,304	161,066
LVIP Baron Growth Opportunities Fund - Standard Class	11,540	18,839	67,997	85,673
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	23,655	55,940	49,310	116,114
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	665	827	1,258	2,330
LVIP BlackRock Global Real Estate Fund - Standard Class	24,384	57,072	71,196	168,979
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	—	2,097	(25,525)	41,146
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	1,252	1,536	1,568	3,403
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	36,073	50,565	52,519	101,650
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	4,846	13,957	5,430	19,113
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	185	614	4,841	5,574
LVIP Delaware Bond Fund - Standard Class	64,158	69,458	(268,573)	(103,315)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	—	(804)	(12,461)	2,148
LVIP Delaware Diversified Income Fund - Standard Class	105,613	112,289	(349,022)	(53,502)
LVIP Delaware High Yield Fund - Standard Class	—	(3,638)	(46,763)	46,716
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	—	1,251	(43,091)	(15,195)
LVIP Delaware Mid Cap Value Fund - Standard Class	—	24,402	236,697	272,666

See accompanying notes.

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
AB VPS Global Thematic Growth Portfolio - Class A	$—	$(1,949)	$(1,949)	$38,321
AB VPS Growth and Income Portfolio - Class A	7,278	(3,128)	4,150	17,781
AB VPS International Value Portfolio - Class A	12,867	(1,396)	11,471	7,984
AB VPS Large Cap Growth Portfolio - Class A	—	(1,767)	(1,767)	94,391
AB VPS Small/Mid Cap Value Portfolio - Class A	25,546	(7,630)	17,916	146,108
American Century VP Balanced Fund - Class I	1,689	(388)	1,301	2,630
American Century VP Inflation Protection Fund - Class I	23,254	(1,465)	21,789	16,600
American Funds Global Growth Fund - Class 2	11,297	(7,660)	3,637	167,662
American Funds Global Small Capitalization Fund - Class 2	—	(8,246)	(8,246)	219,726
American Funds Growth Fund - Class 2	28,355	(33,765)	(5,410)	1,000,177
American Funds Growth-Income Fund - Class 2	115,831	(24,470)	91,361	338,916
American Funds International Fund - Class 2	198,083	(16,912)	181,171	114,910
BlackRock Global Allocation V.I. Fund - Class I	27,095	(7,800)	19,295	45,957
ClearBridge Variable Mid Cap Portfolio - Class I	74	(605)	(531)	12,400
Delaware VIP® Emerging Markets Series - Standard Class	8,512	(6,801)	1,711	143,923
Delaware VIP® Small Cap Value Series - Standard Class	22,295	(7,831)	14,464	134,301
DWS Alternative Asset Allocation VIP Portfolio - Class A	6,332	(639)	5,693	2,306
DWS Equity 500 Index VIP Portfolio - Class A	58,542	(12,270)	46,272	234,033
DWS Small Cap Index VIP Portfolio - Class A	7,816	(2,965)	4,851	44,807
Fidelity® VIP Asset Manager Portfolio - Initial Class	975	(307)	668	4,746
Fidelity® VIP Contrafund® Portfolio - Service Class	2,592	(13,558)	(10,966)	374,059
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,085	(616)	1,469	4,981
Fidelity® VIP Equity-Income Portfolio - Service Class	5,722	(1,761)	3,961	20,222
Fidelity® VIP Growth Opportunities Portfolio - Service Class	—	(216)	(216)	35,095
Fidelity® VIP Growth Portfolio - Service Class	—	(7,832)	(7,832)	100,889
Fidelity® VIP High Income Portfolio - Service Class	4,502	(242)	4,260	(334)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,266	(575)	1,691	681
Fidelity® VIP Mid Cap Portfolio - Service Class	15,275	(6,783)	8,492	130,018
Fidelity® VIP Overseas Portfolio - Service Class	2,265	(1,288)	977	23,295
Franklin Income VIP Fund - Class 1	266,408	(11,631)	254,777	29,899
Franklin Mutual Shares VIP Fund - Class 1	66,043	(4,514)	61,529	5,030
Franklin Small-Mid Cap Growth VIP Fund - Class 1	—	(2,582)	(2,582)	35,607
Invesco V.I. American Franchise Fund - Series I Shares	—	(6,597)	(6,597)	193,479
Invesco V.I. Core Equity Fund - Series I Shares	9,979	(4,299)	5,680	85,588
Invesco V.I. Core Plus Bond Fund - Series I Shares	1,146	(383)	763	1,275
Invesco V.I. International Growth Fund - Series I Shares	9,471	(1,688)	7,783	10,616
Janus Henderson Balanced Portfolio - Institutional Shares	2,490	(431)	2,059	88,851
Janus Henderson Balanced Portfolio - Service Shares	2,297	(1,683)	614	67,056
Janus Henderson Enterprise Portfolio - Service Shares	586	(1,365)	(779)	21,115
Janus Henderson Global Research Portfolio - Institutional Shares	3,150	(675)	2,475	132,397
Janus Henderson Global Research Portfolio - Service Shares	372	(384)	(12)	13,625
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	155	(164)	(9)	4,552
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	1,918	(395)	1,523	1,833
LVIP Baron Growth Opportunities Fund - Service Class	—	(2,169)	(2,169)	102,501
LVIP Baron Growth Opportunities Fund - Standard Class	—	(1,163)	(1,163)	7,299
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	12,713	(1,849)	10,864	32,285
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	275	(30)	245	162
LVIP BlackRock Global Real Estate Fund - Standard Class	42,671	(1,960)	40,711	32,688
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	66,699	(2,125)	64,574	2,097
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	337	(38)	299	284
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	—	(1,434)	(1,434)	14,492
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	(274)	(274)	9,111
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	162	(43)	119	429
LVIP Delaware Bond Fund - Standard Class	109,877	(14,077)	95,800	5,300
LVIP Delaware Diversified Floating Rate Fund - Standard Class	19,048	(3,635)	15,413	(804)
LVIP Delaware Diversified Income Fund - Standard Class	190,670	(7,439)	183,231	6,676
LVIP Delaware High Yield Fund - Standard Class	100,016	(2,899)	97,117	(3,638)
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	30,371	(3,726)	26,645	1,251
LVIP Delaware Mid Cap Value Fund - Standard Class	13,656	(2,089)	11,567	24,402

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of operations (continued)

Year Ended December 31, 2021

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Delaware REIT Fund - Standard Class	$58,642	$(4,893)	$53,749	$54,937
LVIP Delaware SMID Cap Core Fund - Standard Class	27,768	(7,833)	19,935	79,502
LVIP Delaware Social Awareness Fund - Standard Class	5,996	(1,993)	4,003	37,389
LVIP Delaware U.S. Growth Fund - Standard Class	—	(4,991)	(4,991)	27,716
LVIP Delaware Value Fund - Standard Class	116,976	(6,156)	110,820	15,549
LVIP Delaware Wealth Builder Fund - Standard Class	4,338	(425)	3,913	(58)
LVIP Dimensional International Core Equity Fund - Standard Class	1,623	(100)	1,523	817
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	12,707	(2,237)	10,470	4,469
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	5,229	(757)	4,472	7,050
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	1,875	(249)	1,626	1,735
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	9,970	(4,125)	5,845	37,358
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	2,498	(744)	1,754	4,458
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	24,759	(1,450)	23,309	12,878
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	92,570	(7,617)	84,953	55,770
LVIP Global Income Fund - Standard Class	18,749	(1,679)	17,070	1,270
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	115,532	(9,519)	106,013	36,594
LVIP Government Money Market Fund - Standard Class	378	(9,797)	(9,419)	5
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	13	(1)	12	3
LVIP JPMorgan High Yield Fund - Standard Class	50,819	(2,894)	47,925	2,453
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	2,085	(436)	1,649	19,228
LVIP MFS International Growth Fund - Standard Class	11,159	(2,768)	8,391	21,314
LVIP MFS Value Fund - Standard Class	87,589	(12,820)	74,769	169,912
LVIP Mondrian International Value Fund - Standard Class	36,425	(2,749)	33,676	23,051
LVIP SSGA Bond Index Fund - Standard Class	23,704	(2,799)	20,905	1,951
LVIP SSGA Conservative Index Allocation Fund - Standard Class	6,774	(615)	6,159	2,920
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	3,898	(238)	3,660	433
LVIP SSGA Developed International 150 Fund - Standard Class	8,206	(364)	7,842	1,046
LVIP SSGA Emerging Markets 100 Fund - Standard Class	22,761	(1,463)	21,298	3,950
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	40,104	(2,294)	37,810	4,413
LVIP SSGA International Index Fund - Standard Class	41,865	(3,650)	38,215	11,673
LVIP SSGA International Managed Volatility Fund - Standard Class	858	(98)	760	327
LVIP SSGA Large Cap 100 Fund - Standard Class	18,838	(1,558)	17,280	10,610
LVIP SSGA Moderate Index Allocation Fund - Standard Class	25,651	(6,054)	19,597	18,552
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	70,917	(3,965)	66,952	21,788
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	15,930	(1,374)	14,556	4,400
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	56,618	(4,757)	51,861	26,463
LVIP SSGA S&P 500 Index Fund - Standard Class	198,358	(36,567)	161,791	566,996
LVIP SSGA Small-Cap Index Fund - Standard Class	16,013	(3,856)	12,157	51,424
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	37,536	(4,511)	33,025	107,664
LVIP T. Rowe Price 2020 Fund - Standard Class	2,273	(157)	2,116	104
LVIP T. Rowe Price 2030 Fund - Standard Class	5,044	(381)	4,663	9,130
LVIP T. Rowe Price 2040 Fund - Standard Class	5,732	(300)	5,432	14,262
LVIP T. Rowe Price Growth Stock Fund - Standard Class	—	(4,170)	(4,170)	54,717
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	154	(2,541)	(2,387)	37,332
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	202	(11)	191	74
LVIP Vanguard Bond Allocation Fund - Standard Class	20,791	(5,977)	14,814	925
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	15,047	(2,318)	12,729	21,217
LVIP Vanguard International Equity ETF Fund - Standard Class	51,209	(7,280)	43,929	49,274
LVIP Wellington Capital Growth Fund - Standard Class	—	(4,101)	(4,101)	95,107
LVIP Wellington SMID Cap Value Fund - Standard Class	3,791	(1,598)	2,193	12,292
M Capital Appreciation Fund	—	(20)	(20)	329
M International Equity Fund	369	(30)	339	124
M Large Cap Growth Fund	—	(30)	(30)	424
M Large Cap Value Fund	243	(30)	213	167
MFS® VIT Growth Series - Initial Class	—	(5,990)	(5,990)	181,547
MFS® VIT Total Return Series - Initial Class	49,064	(5,856)	43,208	71,591
MFS® VIT Utilities Series - Initial Class	50,659	(6,618)	44,041	75,503
MFS® VIT II Core Equity Portfolio - Initial Class	90	(56)	34	116
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	—	(4,814)	(4,814)	142,256

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Delaware REIT Fund - Standard Class	$—	$54,937	$584,192	$692,878
LVIP Delaware SMID Cap Core Fund - Standard Class	202,276	281,778	275,628	577,341
LVIP Delaware Social Awareness Fund - Standard Class	29,782	67,171	86,711	157,885
LVIP Delaware U.S. Growth Fund - Standard Class	624,365	652,081	(212,584)	434,506
LVIP Delaware Value Fund - Standard Class	221,173	236,722	54,146	401,688
LVIP Delaware Wealth Builder Fund - Standard Class	5,954	5,896	11,440	21,249
LVIP Dimensional International Core Equity Fund - Standard Class	—	817	5,431	7,771
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	—	4,469	41,968	56,907
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	17,544	24,594	73,716	102,782
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	1,535	3,270	33,112	38,008
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	—	37,358	183,888	227,091
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	—	4,458	25,845	32,057
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	17,130	30,008	(4,307)	49,010
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	141,295	197,065	75,648	357,666
LVIP Global Income Fund - Standard Class	10,890	12,160	(62,008)	(32,778)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	134,928	171,522	91,242	368,777
LVIP Government Money Market Fund - Standard Class	218	223	(5)	(9,201)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	14	17	118	147
LVIP JPMorgan High Yield Fund - Standard Class	—	2,453	11,698	62,076
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	2,071	21,299	32,141	55,089
LVIP MFS International Growth Fund - Standard Class	86,365	107,679	33,145	149,215
LVIP MFS Value Fund - Standard Class	108,181	278,093	1,051,021	1,403,883
LVIP Mondrian International Value Fund - Standard Class	—	23,051	62,187	118,914
LVIP SSGA Bond Index Fund - Standard Class	4,726	6,677	(50,090)	(22,508)
LVIP SSGA Conservative Index Allocation Fund - Standard Class	2,374	5,294	6,250	17,703
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	841	1,274	1,823	6,757
LVIP SSGA Developed International 150 Fund - Standard Class	—	1,046	12,060	20,948
LVIP SSGA Emerging Markets 100 Fund - Standard Class	—	3,950	7,028	32,276
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	48,478	52,891	(5,613)	85,088
LVIP SSGA International Index Fund - Standard Class	—	11,673	93,705	143,593
LVIP SSGA International Managed Volatility Fund - Standard Class	—	327	2,490	3,577
LVIP SSGA Large Cap 100 Fund - Standard Class	102,622	113,232	85,824	216,336
LVIP SSGA Moderate Index Allocation Fund - Standard Class	6,812	25,364	58,989	103,950
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	12,925	34,713	47,617	149,282
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	3,682	8,082	48,201	70,839
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	9,785	36,248	44,118	132,227
LVIP SSGA S&P 500 Index Fund - Standard Class	248,757	815,753	2,715,242	3,692,786
LVIP SSGA Small-Cap Index Fund - Standard Class	52,375	103,799	89,169	205,125
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	359,031	466,695	(65,157)	434,563
LVIP T. Rowe Price 2020 Fund - Standard Class	1,868	1,972	3,335	7,423
LVIP T. Rowe Price 2030 Fund - Standard Class	2,739	11,869	11,183	27,715
LVIP T. Rowe Price 2040 Fund - Standard Class	2,743	17,005	10,501	32,938
LVIP T. Rowe Price Growth Stock Fund - Standard Class	147,894	202,611	145,478	343,919
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	174,091	211,423	(50,287)	158,749
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	93	167	645	1,003
LVIP Vanguard Bond Allocation Fund - Standard Class	3,252	4,177	(40,400)	(21,409)
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	12,223	33,440	212,009	258,178
LVIP Vanguard International Equity ETF Fund - Standard Class	25,865	75,139	(3,820)	115,248
LVIP Wellington Capital Growth Fund - Standard Class	244,241	339,348	32,375	367,622
LVIP Wellington SMID Cap Value Fund - Standard Class	37,631	49,923	128,626	180,742
M Capital Appreciation Fund	1,757	2,086	(432)	1,634
M International Equity Fund	—	124	1,002	1,465
M Large Cap Growth Fund	2,693	3,117	(205)	2,882
M Large Cap Value Fund	—	167	3,447	3,827
MFS® VIT Growth Series - Initial Class	276,215	457,762	(33,589)	418,183
MFS® VIT Total Return Series - Initial Class	130,684	202,275	95,768	341,251
MFS® VIT Utilities Series - Initial Class	98,712	174,215	169,586	387,842
MFS® VIT II Core Equity Portfolio - Initial Class	1,549	1,665	2,529	4,228
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	172,002	314,258	(120,238)	189,206

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of operations (continued)

Year Ended December 31, 2021

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	$2,432	$(942)	$1,490	$12,359
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	665	(389)	276	50,224
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	25,988	(1,479)	24,509	17,327
Putnam VT Global Health Care Fund - Class IB	1,646	(794)	852	12,822
Putnam VT Large Cap Value Fund - Class IB	536	(174)	362	1,493
Templeton Foreign VIP Fund - Class 1	7,102	(1,921)	5,181	2,715
Templeton Foreign VIP Fund - Class 2	1,573	(160)	1,413	2,572
Templeton Global Bond VIP Fund - Class 1	—	(2,593)	(2,593)	(18,238)
Templeton Growth VIP Fund - Class 1	4,766	(1,414)	3,352	(2,921)
Templeton Growth VIP Fund - Class 2	359	(37)	322	(331)
TOPS® Moderate Growth ETF Portfolio - Class 2 Shares	128	(10)	118	—

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	$—	$12,359	$94,993	$108,842
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	3,399	53,623	(17,997)	35,902
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	—	17,327	136,989	178,825
Putnam VT Global Health Care Fund - Class IB	11,829	24,651	2,076	27,579
Putnam VT Large Cap Value Fund - Class IB	1,668	3,161	6,870	10,393
Templeton Foreign VIP Fund - Class 1	—	2,715	4,155	12,051
Templeton Foreign VIP Fund - Class 2	—	2,572	(902)	3,083
Templeton Global Bond VIP Fund - Class 1	—	(18,238)	(40,161)	(60,992)
Templeton Growth VIP Fund - Class 1	—	(2,921)	16,953	17,384
Templeton Growth VIP Fund - Class 2	—	(331)	1,483	1,474
TOPS® Moderate Growth ETF Portfolio - Class 2 Shares	—	—	327	445

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets

Years Ended December 31, 2020 and 2021

	AB VPS Global Thematic Growth Portfolio - Class A Subaccount	AB VPS Growth and Income Portfolio - Class A Subaccount	AB VPS International Value Portfolio - Class A Subaccount	AB VPS Large Cap Growth Portfolio - Class A Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class A Subaccount	American Century VP Balanced Fund - Class I Subaccount	American Century VP Inflation Protection Fund - Class I Subaccount
NET ASSETS AT JANUARY 1, 2020	$808,587	$809,551	$493,258	$331,339	$2,716,752	$210,051	$577,299
Changes From Operations:
• Net investment income (loss)	3,840	8,370	8,446	(1,516)	20,365	2,019	9,223
• Net realized gain (loss) on investments	127,690	20,438	(5,549)	41,090	28,969	10,471	2,701
• Net change in unrealized appreciation or depreciation on investments	50,479	(16,323)	27,175	69,625	143,171	12,419	46,521
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	182,009	12,485	30,072	109,199	192,505	24,909	58,445
Change From Unit Transactions:
• Net unit transactions	(120,357)	(31,117)	50,195	(37,140)	111,331	(23,681)	77,115
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(120,357)	(31,117)	50,195	(37,140)	111,331	(23,681)	77,115
TOTAL INCREASE (DECREASE) IN NET ASSETS	61,652	(18,632)	80,267	72,059	303,836	1,228	135,560
NET ASSETS AT DECEMBER 31, 2020	870,239	790,919	573,525	403,398	3,020,588	211,279	712,859
Changes From Operations:
• Net investment income (loss)	(1,949)	4,150	11,471	(1,767)	17,916	1,301	21,789
• Net realized gain (loss) on investments	164,507	17,781	7,984	125,590	146,108	12,824	16,600
• Net change in unrealized appreciation or depreciation on investments	49,628	195,641	42,806	(11,031)	849,166	19,502	5,347
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	212,186	217,572	62,261	112,792	1,013,190	33,627	43,736
Change From Unit Transactions:
• Net unit transactions	37,171	(19,013)	20,118	(156,484)	(424,984)	19,408	(55,605)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	37,171	(19,013)	20,118	(156,484)	(424,984)	19,408	(55,605)
TOTAL INCREASE (DECREASE) IN NET ASSETS	249,357	198,559	82,379	(43,692)	588,206	53,035	(11,869)
NET ASSETS AT DECEMBER 31, 2021	$1,119,596	$989,478	$655,904	$359,706	$3,608,794	$264,314	$700,990

See accompanying notes.

	American Funds Global Growth Fund - Class 2 Subaccount	American Funds Global Small Capitalization Fund - Class 2 Subaccount	American Funds Growth Fund - Class 2 Subaccount	American Funds Growth-Income Fund - Class 2 Subaccount	American Funds International Fund - Class 2 Subaccount	BlackRock Global Allocation V.I. Fund - Class I Subaccount
NET ASSETS AT JANUARY 1, 2020	$3,556,739	$3,485,894	$10,742,376	$10,738,932	$5,685,388	$3,014,733
Changes From Operations:
• Net investment income (loss)	2,811	(1,742)	1,574	90,642	28,355	22,433
• Net realized gain (loss) on investments	173,289	237,264	784,759	34,366	33,231	108,902
• Net change in unrealized appreciation or depreciation on investments	390,787	627,653	3,259,689	597,218	1,172,453	252,760
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	566,887	863,175	4,046,022	722,226	1,234,039	384,095
Change From Unit Transactions:
• Net unit transactions	(1,103,455)	(508,834)	(2,748,108)	(2,277,362)	502,113	(784,719)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,103,455)	(508,834)	(2,748,108)	(2,277,362)	502,113	(784,719)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(536,568)	354,341	1,297,914	(1,555,136)	1,736,152	(400,624)
NET ASSETS AT DECEMBER 31, 2020	3,020,171	3,840,235	12,040,290	9,183,796	7,421,540	2,614,109
Changes From Operations:
• Net investment income (loss)	3,637	(8,246)	(5,410)	91,361	181,171	19,295
• Net realized gain (loss) on investments	326,361	307,884	2,645,179	438,635	114,910	458,227
• Net change in unrealized appreciation or depreciation on investments	153,418	(48,323)	(97,522)	1,637,219	(450,459)	(307,400)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	483,416	251,315	2,542,247	2,167,215	(154,378)	170,122
Change From Unit Transactions:
• Net unit transactions	201,861	(116,911)	(694,441)	(262,029)	602,989	209,442
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	201,861	(116,911)	(694,441)	(262,029)	602,989	209,442
TOTAL INCREASE (DECREASE) IN NET ASSETS	685,277	134,404	1,847,806	1,905,186	448,611	379,564
NET ASSETS AT DECEMBER 31, 2021	$3,705,448	$3,974,639	$13,888,096	$11,088,982	$7,870,151	$2,993,673

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	ClearBridge Variable Mid Cap Portfolio - Class I Subaccount	Delaware VIP® Emerging Markets Series - Standard Class Subaccount	Delaware VIP® Small Cap Value Series - Standard Class Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class A Subaccount	DWS Equity 500 Index VIP Portfolio - Class A Subaccount	DWS Small Cap Index VIP Portfolio - Class A Subaccount	Fidelity® VIP Asset Manager Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$210,867	$2,306,023	$2,399,686	$310,392	$3,222,606	$770,373	$54,546
Changes From Operations:
• Net investment income (loss)	233	11,793	20,932	7,109	40,786	5,628	531
• Net realized gain (loss) on investments	7,818	118,737	64,849	(5,311)	391,278	75,713	3,263
• Net change in unrealized appreciation or depreciation on investments	38,307	413,451	(64,281)	10,990	115,162	75,861	7,738
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	46,358	543,981	21,500	12,788	547,226	157,202	11,532
Change From Unit Transactions:
• Net unit transactions	(5,548)	(213,020)	13,535	(37,381)	(194,172)	(63,741)	(1,809)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,548)	(213,020)	13,535	(37,381)	(194,172)	(63,741)	(1,809)
TOTAL INCREASE (DECREASE) IN NET ASSETS	40,810	330,961	35,035	(24,593)	353,054	93,461	9,723
NET ASSETS AT DECEMBER 31, 2020	251,677	2,636,984	2,434,721	285,799	3,575,660	863,834	64,269
Changes From Operations:
• Net investment income (loss)	(531)	1,711	14,464	5,693	46,272	4,851	668
• Net realized gain (loss) on investments	69,367	156,108	134,301	2,306	405,698	99,150	5,080
• Net change in unrealized appreciation or depreciation on investments	13,684	(240,048)	638,065	28,556	536,714	17,356	(996)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	82,520	(82,229)	786,830	36,555	988,684	121,357	4,752
Change From Unit Transactions:
• Net unit transactions	251,557	274,020	(296,503)	19,161	(267,694)	(83,000)	(7,772)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	251,557	274,020	(296,503)	19,161	(267,694)	(83,000)	(7,772)
TOTAL INCREASE (DECREASE) IN NET ASSETS	334,077	191,791	490,327	55,716	720,990	38,357	(3,020)
NET ASSETS AT DECEMBER 31, 2021	$585,754	$2,828,775	$2,925,048	$341,515	$4,296,650	$902,191	$61,249
See accompanying notes.

	Fidelity® VIP Contrafund® Portfolio - Service Class Subaccount	Fidelity® VIP Equity-Income Portfolio - Initial Class Subaccount	Fidelity® VIP Equity-Income Portfolio - Service Class Subaccount	Fidelity® VIP Growth Opportunities Portfolio - Service Class Subaccount	Fidelity® VIP Growth Portfolio - Service Class Subaccount	Fidelity® VIP High Income Portfolio - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$4,150,562	$91,079	$264,919	$246,369	$1,638,605	$89,687
Changes From Operations:
• Net investment income (loss)	(6,161)	1,052	2,799	(982)	(5,194)	3,684
• Net realized gain (loss) on investments	232,152	3,492	11,362	211,717	250,438	(1,679)
• Net change in unrealized appreciation or depreciation on investments	867,407	757	1,334	(62,860)	448,985	(1,103)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,093,398	5,301	15,495	147,875	694,229	902
Change From Unit Transactions:
• Net unit transactions	(268,502)	(3,879)	(7,224)	(60,294)	(3,172)	(14,711)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(268,502)	(3,879)	(7,224)	(60,294)	(3,172)	(14,711)
TOTAL INCREASE (DECREASE) IN NET ASSETS	824,896	1,422	8,271	87,581	691,057	(13,809)
NET ASSETS AT DECEMBER 31, 2020	4,975,458	92,501	273,190	333,950	2,329,662	75,878
Changes From Operations:
• Net investment income (loss)	(10,966)	1,469	3,961	(216)	(7,832)	4,260
• Net realized gain (loss) on investments	1,068,795	17,039	55,691	66,800	640,677	(334)
• Net change in unrealized appreciation or depreciation on investments	281,194	4,724	5,973	(25,095)	(110,185)	(440)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,339,023	23,232	65,625	41,489	522,660	3,486
Change From Unit Transactions:
• Net unit transactions	(206,560)	789	993	(919)	(5,772)	8,536
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(206,560)	789	993	(919)	(5,772)	8,536
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,132,463	24,021	66,618	40,570	516,888	12,022
NET ASSETS AT DECEMBER 31, 2021	$6,107,921	$116,522	$339,808	$374,520	$2,846,550	$87,900

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class Subaccount	Fidelity® VIP Mid Cap Portfolio - Service Class Subaccount	Fidelity® VIP Overseas Portfolio - Service Class Subaccount	Franklin Income VIP Fund - Class 1 Subaccount	Franklin Mutual Shares VIP Fund - Class 1 Subaccount	Franklin Small-Mid Cap Growth VIP Fund - Class 1 Subaccount	Invesco V.I. American Franchise Fund - Series I Shares Subaccount
NET ASSETS AT JANUARY 1, 2020	$106,000	$2,325,593	$431,076	$6,452,087	$1,904,396	$569,410	$1,020,472
Changes From Operations:
• Net investment income (loss)	1,834	7,394	414	273,359	51,736	(1,973)	(5,005)
• Net realized gain (loss) on investments	1,986	(17,757)	1,855	(312,038)	44,608	82,718	139,476
• Net change in unrealized appreciation or depreciation on investments	5,636	494,346	55,082	(162,321)	(149,457)	233,765	277,607
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,456	483,983	57,351	(201,000)	(53,113)	314,510	412,078
Change From Unit Transactions:
• Net unit transactions	(9,752)	(24,423)	(4,817)	(1,060,478)	128,115	87,073	(53,516)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9,752)	(24,423)	(4,817)	(1,060,478)	128,115	87,073	(53,516)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(296)	459,560	52,534	(1,261,478)	75,002	401,583	358,562
NET ASSETS AT DECEMBER 31, 2020	105,704	2,785,153	483,610	5,190,609	1,979,398	970,993	1,379,034
Changes From Operations:
• Net investment income (loss)	1,691	8,492	977	254,777	61,529	(2,582)	(6,597)
• Net realized gain (loss) on investments	3,612	607,373	62,219	29,899	5,030	151,193	367,876
• Net change in unrealized appreciation or depreciation on investments	(6,535)	66,957	24,752	590,210	303,326	(42,555)	(204,588)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,232)	682,822	87,948	874,886	369,885	106,056	156,691
Change From Unit Transactions:
• Net unit transactions	7,761	(320,228)	(29,401)	8,055	(114,865)	78,212	(21,022)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,761	(320,228)	(29,401)	8,055	(114,865)	78,212	(21,022)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,529	362,594	58,547	882,941	255,020	184,268	135,669
NET ASSETS AT DECEMBER 31, 2021	$112,233	$3,147,747	$542,157	$6,073,550	$2,234,418	$1,155,261	$1,514,703

See accompanying notes.

	Invesco V.I. Core Equity Fund - Series I Shares Subaccount	Invesco V.I. Core Plus Bond Fund - Series I Shares Subaccount	Invesco V.I. International Growth Fund - Series I Shares Subaccount	Janus Henderson Balanced Portfolio - Institutional Shares Subaccount	Janus Henderson Balanced Portfolio - Service Shares Subaccount	Janus Henderson Enterprise Portfolio - Service Shares Subaccount
NET ASSETS AT JANUARY 1, 2020	$1,189,207	$71,923	$653,695	$222,831	$300,345	$194,577
Changes From Operations:
• Net investment income (loss)	10,645	1,131	12,390	3,282	2,473	(1,085)
• Net realized gain (loss) on investments	272,354	2,842	27,113	8,036	18,886	16,920
• Net change in unrealized appreciation or depreciation on investments	(124,523)	4,060	45,311	19,034	16,831	20,988
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	158,476	8,033	84,814	30,352	38,190	36,823
Change From Unit Transactions:
• Net unit transactions	(24,281)	(79)	(64,633)	(601)	(13,584)	1,541
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(24,281)	(79)	(64,633)	(601)	(13,584)	1,541
TOTAL INCREASE (DECREASE) IN NET ASSETS	134,195	7,954	20,181	29,751	24,606	38,364
NET ASSETS AT DECEMBER 31, 2020	1,323,402	79,877	673,876	252,582	324,951	232,941
Changes From Operations:
• Net investment income (loss)	5,680	763	7,783	2,059	614	(779)
• Net realized gain (loss) on investments	119,766	3,862	60,631	90,973	69,590	43,226
• Net change in unrealized appreciation or depreciation on investments	228,015	(5,778)	(30,163)	(49,859)	(18,226)	(5,877)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	353,461	(1,153)	38,251	43,173	51,978	36,570
Change From Unit Transactions:
• Net unit transactions	(49,740)	(5,139)	31,020	1,091	(14,130)	(4,211)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(49,740)	(5,139)	31,020	1,091	(14,130)	(4,211)
TOTAL INCREASE (DECREASE) IN NET ASSETS	303,721	(6,292)	69,271	44,264	37,848	32,359
NET ASSETS AT DECEMBER 31, 2021	$1,627,123	$73,585	$743,147	$296,846	$362,799	$265,300

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	Janus Henderson Global Research Portfolio - Institutional Shares Subaccount	Janus Henderson Global Research Portfolio - Service Shares Subaccount	Janus Henderson Global Technology and Innovation Portfolio - Service Shares Subaccount	JPMorgan Insurance Trust Global Allocation Portfolio - Class 1 Subaccount	LVIP Baron Growth Opportunities Fund - Service Class Subaccount	LVIP Baron Growth Opportunities Fund - Standard Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$453,294	$77,872	$76,472	$131,410	$783,417	$353,509	$512,379
Changes From Operations:
• Net investment income (loss)	1,810	(161)	(450)	2,211	(2,335)	(953)	8,573
• Net realized gain (loss) on investments	123,380	22,769	52,197	1,646	99,083	33,747	(4,223)
• Net change in unrealized appreciation or depreciation on investments	(36,455)	(8,081)	(10,371)	17,757	128,705	85,563	(2,546)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	88,735	14,527	41,376	21,614	225,453	118,357	1,804
Change From Unit Transactions:
• Net unit transactions	3,246	(114)	8,174	11,964	(115,947)	(28,485)	8,400
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,246	(114)	8,174	11,964	(115,947)	(28,485)	8,400
TOTAL INCREASE (DECREASE) IN NET ASSETS	91,981	14,413	49,550	33,578	109,506	89,872	10,204
NET ASSETS AT DECEMBER 31, 2020	545,275	92,285	126,022	164,988	892,923	443,381	522,583
Changes From Operations:
• Net investment income (loss)	2,475	(12)	(9)	1,523	(2,169)	(1,163)	10,864
• Net realized gain (loss) on investments	160,070	18,497	22,295	9,495	124,931	18,839	55,940
• Net change in unrealized appreciation or depreciation on investments	(65,609)	(2,410)	(669)	9,500	38,304	67,997	49,310
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	96,936	16,075	21,617	20,518	161,066	85,673	116,114
Change From Unit Transactions:
• Net unit transactions	(792)	(32)	(14,193)	165,080	(15,623)	12,465	(4,291)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(792)	(32)	(14,193)	165,080	(15,623)	12,465	(4,291)
TOTAL INCREASE (DECREASE) IN NET ASSETS	96,144	16,043	7,424	185,598	145,443	98,138	111,823
NET ASSETS AT DECEMBER 31, 2021	$641,419	$108,328	$133,446	$350,586	$1,038,366	$541,519	$634,406

See accompanying notes.

	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class Subaccount	LVIP BlackRock Global Real Estate Fund - Standard Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Standard Class Subaccount	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$9,862	$768,893	$819,339	$16,815	$264,370	$135,291
Changes From Operations:
• Net investment income (loss)	234	31,750	(739)	273	74	(232)
• Net realized gain (loss) on investments	32	3,235	(1,442)	95	9,165	5,818
• Net change in unrealized appreciation or depreciation on investments	333	(64,695)	41,312	599	51,686	27,895
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	599	(29,710)	39,131	967	60,925	33,481
Change From Unit Transactions:
• Net unit transactions	6,852	(72,857)	(6,693)	4,637	26,441	(16,073)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	6,852	(72,857)	(6,693)	4,637	26,441	(16,073)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,451	(102,567)	32,438	5,604	87,366	17,408
NET ASSETS AT DECEMBER 31, 2020	17,313	666,326	851,777	22,419	351,736	152,699
Changes From Operations:
• Net investment income (loss)	245	40,711	64,574	299	(1,434)	(274)
• Net realized gain (loss) on investments	827	57,072	2,097	1,536	50,565	13,957
• Net change in unrealized appreciation or depreciation on investments	1,258	71,196	(25,525)	1,568	52,519	5,430
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,330	168,979	41,146	3,403	101,650	19,113
Change From Unit Transactions:
• Net unit transactions	2,535	(160,411)	122,890	1,983	(33,085)	(13,980)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,535	(160,411)	122,890	1,983	(33,085)	(13,980)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,865	8,568	164,036	5,386	68,565	5,133
NET ASSETS AT DECEMBER 31, 2021	$22,178	$674,894	$1,015,813	$27,805	$420,301	$157,832

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class Subaccount	LVIP Delaware Bond Fund - Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Standard Class Subaccount	LVIP Delaware Diversified Income Fund - Standard Class Subaccount	LVIP Delaware High Yield Fund - Standard Class Subaccount	LVIP Delaware Limited-Term Diversified Income Fund - Standard Class Subaccount	LVIP Delaware Mid Cap Value Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$23,420	$4,649,646	$1,266,996	$3,266,955	$922,681	$1,516,974	$750,125
Changes From Operations:
• Net investment income (loss)	173	95,179	17,183	80,092	49,205	23,441	20,195
• Net realized gain (loss) on investments	951	131,014	(4,956)	21,660	(12,815)	(478)	(8,199)
• Net change in unrealized appreciation or depreciation on investments	2,089	184,458	(1,075)	228,233	18,887	35,366	41,910
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,213	410,651	11,152	329,985	55,277	58,329	53,906
Change From Unit Transactions:
• Net unit transactions	(1,466)	(170,658)	85,816	(9,591)	(19,554)	46,633	100,936
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,466)	(170,658)	85,816	(9,591)	(19,554)	46,633	100,936
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,747	239,993	96,968	320,394	35,723	104,962	154,842
NET ASSETS AT DECEMBER 31, 2020	25,167	4,889,639	1,363,964	3,587,349	958,404	1,621,936	904,967
Changes From Operations:
• Net investment income (loss)	119	95,800	15,413	183,231	97,117	26,645	11,567
• Net realized gain (loss) on investments	614	69,458	(804)	112,289	(3,638)	1,251	24,402
• Net change in unrealized appreciation or depreciation on investments	4,841	(268,573)	(12,461)	(349,022)	(46,763)	(43,091)	236,697
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,574	(103,315)	2,148	(53,502)	46,716	(15,195)	272,666
Change From Unit Transactions:
• Net unit transactions	304	656,260	224,319	391,972	75,930	170,534	(102,795)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	304	656,260	224,319	391,972	75,930	170,534	(102,795)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,878	552,945	226,467	338,470	122,646	155,339	169,871
NET ASSETS AT DECEMBER 31, 2021	$31,045	$5,442,584	$1,590,431	$3,925,819	$1,081,050	$1,777,275	$1,074,838

See accompanying notes.

	LVIP Delaware REIT Fund - Standard Class Subaccount	LVIP Delaware SMID Cap Core Fund - Standard Class Subaccount	LVIP Delaware Social Awareness Fund - Standard Class Subaccount	LVIP Delaware U.S. Growth Fund - Standard Class Subaccount	LVIP Delaware Value Fund - Standard Class Subaccount	LVIP Delaware Wealth Builder Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$1,748,746	$2,314,831	$529,207	$1,839,501	$1,810,197	$231,822
Changes From Operations:
• Net investment income (loss)	25,581	5,022	5,139	(3,929)	28,640	2,898
• Net realized gain (loss) on investments	43,583	20,356	32,021	120,286	68,182	(12,749)
• Net change in unrealized appreciation or depreciation on investments	(236,576)	273,526	56,072	627,294	(88,046)	13,925
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(167,412)	298,904	93,232	743,651	8,776	4,074
Change From Unit Transactions:
• Net unit transactions	61,794	(46,688)	(25,723)	(236,257)	(3,936)	(60,464)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	61,794	(46,688)	(25,723)	(236,257)	(3,936)	(60,464)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(105,618)	252,216	67,509	507,394	4,840	(56,390)
NET ASSETS AT DECEMBER 31, 2020	1,643,128	2,567,047	596,716	2,346,895	1,815,037	175,432
Changes From Operations:
• Net investment income (loss)	53,749	19,935	4,003	(4,991)	110,820	3,913
• Net realized gain (loss) on investments	54,937	281,778	67,171	652,081	236,722	5,896
• Net change in unrealized appreciation or depreciation on investments	584,192	275,628	86,711	(212,584)	54,146	11,440
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	692,878	577,341	157,885	434,506	401,688	21,249
Change From Unit Transactions:
• Net unit transactions	(181,765)	(95,259)	16,243	(4,540)	(6,963)	20,644
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(181,765)	(95,259)	16,243	(4,540)	(6,963)	20,644
TOTAL INCREASE (DECREASE) IN NET ASSETS	511,113	482,082	174,128	429,966	394,725	41,893
NET ASSETS AT DECEMBER 31, 2021	$2,154,241	$3,049,129	$770,844	$2,776,861	$2,209,762	$217,325

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	LVIP Dimensional International Core Equity Fund - Standard Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$46,800	$357,428	$186,731	$96,925	$709,904	$163,448	$1,728,425
Changes From Operations:
• Net investment income (loss)	798	4,511	4,563	1,419	5,131	1,284	12,425
• Net realized gain (loss) on investments	1,022	(3,388)	13,848	1,012	11,816	238	(53,050)
• Net change in unrealized appreciation or depreciation on investments	3,332	(11,398)	46,326	15,424	90,375	19,357	9,141
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,152	(10,275)	64,737	17,855	107,322	20,879	(31,484)
Change From Unit Transactions:
• Net unit transactions	5,678	43,726	125,788	19,618	23,738	6,428	(991,995)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,678	43,726	125,788	19,618	23,738	6,428	(991,995)
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,830	33,451	190,525	37,473	131,060	27,307	(1,023,479)
NET ASSETS AT DECEMBER 31, 2020	57,630	390,879	377,256	134,398	840,964	190,755	704,946
Changes From Operations:
• Net investment income (loss)	1,523	10,470	4,472	1,626	5,845	1,754	23,309
• Net realized gain (loss) on investments	817	4,469	24,594	3,270	37,358	4,458	30,008
• Net change in unrealized appreciation or depreciation on investments	5,431	41,968	73,716	33,112	183,888	25,845	(4,307)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,771	56,907	102,782	38,008	227,091	32,057	49,010
Change From Unit Transactions:
• Net unit transactions	7,777	(20,669)	(1,140)	10,030	(52,126)	(2,517)	(35,413)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,777	(20,669)	(1,140)	10,030	(52,126)	(2,517)	(35,413)
TOTAL INCREASE (DECREASE) IN NET ASSETS	15,548	36,238	101,642	48,038	174,965	29,540	13,597
NET ASSETS AT DECEMBER 31, 2021	$73,178	$427,117	$478,898	$182,436	$1,015,929	$220,295	$718,543

See accompanying notes.

	LVIP Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Income Fund - Standard Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Government Money Market Fund - Standard Class Subaccount	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class Subaccount	LVIP JPMorgan High Yield Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$3,287,510	$484,537	$3,432,833	$3,360,717	$505	$1,413,774
Changes From Operations:
• Net investment income (loss)	54,531	8,261	60,862	(4,808)	9	43,048
• Net realized gain (loss) on investments	27,168	3,572	86,523	105	12	(111,907)
• Net change in unrealized appreciation or depreciation on investments	36,754	22,888	49,641	—	35	51,731
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	118,453	34,721	197,026	(4,703)	56	(17,128)
Change From Unit Transactions:
• Net unit transactions	(449,391)	103,909	(74,077)	(564,988)	129	(429,115)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(449,391)	103,909	(74,077)	(564,988)	129	(429,115)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(330,938)	138,630	122,949	(569,691)	185	(446,243)
NET ASSETS AT DECEMBER 31, 2020	2,956,572	623,167	3,555,782	2,791,026	690	967,531
Changes From Operations:
• Net investment income (loss)	84,953	17,070	106,013	(9,419)	12	47,925
• Net realized gain (loss) on investments	197,065	12,160	171,522	223	17	2,453
• Net change in unrealized appreciation or depreciation on investments	75,648	(62,008)	91,242	(5)	118	11,698
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	357,666	(32,778)	368,777	(9,201)	147	62,076
Change From Unit Transactions:
• Net unit transactions	(275,058)	1,991	(75,983)	416,614	67	121,093
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(275,058)	1,991	(75,983)	416,614	67	121,093
TOTAL INCREASE (DECREASE) IN NET ASSETS	82,608	(30,787)	292,794	407,413	214	183,169
NET ASSETS AT DECEMBER 31, 2021	$3,039,180	$592,380	$3,848,576	$3,198,439	$904	$1,150,700

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class Subaccount	LVIP MFS International Growth Fund - Standard Class Subaccount	LVIP MFS Value Fund - Standard Class Subaccount	LVIP Mondrian International Value Fund - Standard Class Subaccount	LVIP SSGA Bond Index Fund - Standard Class Subaccount	LVIP SSGA Conservative Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$144,346	$1,271,321	$3,165,971	$1,158,747	$843,539	$220,269	$82,879
Changes From Operations:
• Net investment income (loss)	1,716	7,690	76,309	21,040	15,289	4,979	1,614
• Net realized gain (loss) on investments	365	81,288	223,241	(25,971)	9,464	9,706	1,829
• Net change in unrealized appreciation or depreciation on investments	8,868	64,632	495,730	(43,184)	33,477	24,575	4,348
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,949	153,610	795,280	(48,115)	58,230	39,260	7,791
Change From Unit Transactions:
• Net unit transactions	42,883	(106,332)	1,700,703	(32,526)	(62,990)	22,564	214
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	42,883	(106,332)	1,700,703	(32,526)	(62,990)	22,564	214
TOTAL INCREASE (DECREASE) IN NET ASSETS	53,832	47,278	2,495,983	(80,641)	(4,760)	61,824	8,005
NET ASSETS AT DECEMBER 31, 2020	198,178	1,318,599	5,661,954	1,078,106	838,779	282,093	90,884
Changes From Operations:
• Net investment income (loss)	1,649	8,391	74,769	33,676	20,905	6,159	3,660
• Net realized gain (loss) on investments	21,299	107,679	278,093	23,051	6,677	5,294	1,274
• Net change in unrealized appreciation or depreciation on investments	32,141	33,145	1,051,021	62,187	(50,090)	6,250	1,823
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	55,089	149,215	1,403,883	118,914	(22,508)	17,703	6,757
Change From Unit Transactions:
• Net unit transactions	(36,622)	167,148	(303,744)	(119,779)	412,185	28,451	7,658
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(36,622)	167,148	(303,744)	(119,779)	412,185	28,451	7,658
TOTAL INCREASE (DECREASE) IN NET ASSETS	18,467	316,363	1,100,139	(865)	389,677	46,154	14,415
NET ASSETS AT DECEMBER 31, 2021	$216,645	$1,634,962	$6,762,093	$1,077,241	$1,228,456	$328,247	$105,299

See accompanying notes.

	LVIP SSGA Developed International 150 Fund - Standard Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Standard Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA International Index Fund - Standard Class Subaccount	LVIP SSGA International Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA Large Cap 100 Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$502,124	$388,066	$615,555	$440,509	$31,843	$823,064
Changes From Operations:
• Net investment income (loss)	3,314	11,886	10,347	24,426	521	15,043
• Net realized gain (loss) on investments	(98,088)	(17,328)	26,873	3,817	(39)	(10,016)
• Net change in unrealized appreciation or depreciation on investments	17,826	21,949	11,582	182,414	(639)	(2,549)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(76,948)	16,507	48,802	210,657	(157)	2,478
Change From Unit Transactions:
• Net unit transactions	(265,978)	947	12,556	620,478	1,803	(155,236)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(265,978)	947	12,556	620,478	1,803	(155,236)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(342,926)	17,454	61,358	831,135	1,646	(152,758)
NET ASSETS AT DECEMBER 31, 2020	159,198	405,520	676,913	1,271,644	33,489	670,306
Changes From Operations:
• Net investment income (loss)	7,842	21,298	37,810	38,215	760	17,280
• Net realized gain (loss) on investments	1,046	3,950	52,891	11,673	327	113,232
• Net change in unrealized appreciation or depreciation on investments	12,060	7,028	(5,613)	93,705	2,490	85,824
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,948	32,276	85,088	143,593	3,577	216,336
Change From Unit Transactions:
• Net unit transactions	6,150	(27,655)	37,055	230,625	1,478	10,822
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	6,150	(27,655)	37,055	230,625	1,478	10,822
TOTAL INCREASE (DECREASE) IN NET ASSETS	27,098	4,621	122,143	374,218	5,055	227,158
NET ASSETS AT DECEMBER 31, 2021	$186,296	$410,141	$799,056	$1,645,862	$38,544	$897,464

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	LVIP SSGA Moderate Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA S&P 500 Index Fund - Standard Class Subaccount	LVIP SSGA Small-Cap Index Fund - Standard Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$884,073	$1,036,815	$641,812	$1,495,417	$6,781,200	$790,036	$909,387
Changes From Operations:
• Net investment income (loss)	16,582	24,972	11,509	19,540	160,542	9,552	28,924
• Net realized gain (loss) on investments	19,176	28,039	32,438	(44,036)	491,824	93,771	(53,829)
• Net change in unrealized appreciation or depreciation on investments	88,478	61,677	29,555	63,813	2,105,054	324,661	246,181
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	124,236	114,688	73,502	39,317	2,757,420	427,984	221,276
Change From Unit Transactions:
• Net unit transactions	76,970	84,587	(122,084)	(518,909)	3,677,459	228,113	213,266
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	76,970	84,587	(122,084)	(518,909)	3,677,459	228,113	213,266
TOTAL INCREASE (DECREASE) IN NET ASSETS	201,206	199,275	(48,582)	(479,592)	6,434,879	656,097	434,542
NET ASSETS AT DECEMBER 31, 2020	1,085,279	1,236,090	593,230	1,015,825	13,216,079	1,446,133	1,343,929
Changes From Operations:
• Net investment income (loss)	19,597	66,952	14,556	51,861	161,791	12,157	33,025
• Net realized gain (loss) on investments	25,364	34,713	8,082	36,248	815,753	103,799	466,695
• Net change in unrealized appreciation or depreciation on investments	58,989	47,617	48,201	44,118	2,715,242	89,169	(65,157)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	103,950	149,282	70,839	132,227	3,692,786	205,125	434,563
Change From Unit Transactions:
• Net unit transactions	1,479	150,875	98,885	(9,939)	22,535	253,213	(140,439)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,479	150,875	98,885	(9,939)	22,535	253,213	(140,439)
TOTAL INCREASE (DECREASE) IN NET ASSETS	105,429	300,157	169,724	122,288	3,715,321	458,338	294,124
NET ASSETS AT DECEMBER 31, 2021	$1,190,708	$1,536,247	$762,954	$1,138,113	$16,931,400	$1,904,471	$1,638,053

See accompanying notes.

	LVIP T. Rowe Price 2020 Fund - Standard Class Subaccount	LVIP T. Rowe Price 2030 Fund - Standard Class Subaccount	LVIP T. Rowe Price 2040 Fund - Standard Class Subaccount	LVIP T. Rowe Price Growth Stock Fund - Standard Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$77,972	$203,633	$165,514	$1,332,340	$737,497	$3,098
Changes From Operations:
• Net investment income (loss)	1,523	3,707	3,151	(3,481)	(1,764)	77
• Net realized gain (loss) on investments	(71)	1,349	2,334	232,922	81,658	30
• Net change in unrealized appreciation or depreciation on investments	7,799	22,341	21,246	218,532	178,920	236
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,251	27,397	26,731	447,973	258,814	343
Change From Unit Transactions:
• Net unit transactions	(11,449)	(18,028)	4,850	(99,149)	141,948	1,688
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(11,449)	(18,028)	4,850	(99,149)	141,948	1,688
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,198)	9,369	31,581	348,824	400,762	2,031
NET ASSETS AT DECEMBER 31, 2020	75,774	213,002	197,095	1,681,164	1,138,259	5,129
Changes From Operations:
• Net investment income (loss)	2,116	4,663	5,432	(4,170)	(2,387)	191
• Net realized gain (loss) on investments	1,972	11,869	17,005	202,611	211,423	167
• Net change in unrealized appreciation or depreciation on investments	3,335	11,183	10,501	145,478	(50,287)	645
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,423	27,715	32,938	343,919	158,749	1,003
Change From Unit Transactions:
• Net unit transactions	(4,620)	(14,521)	(1,803)	42,834	40,080	1,663
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,620)	(14,521)	(1,803)	42,834	40,080	1,663
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,803	13,194	31,135	386,753	198,829	2,666
NET ASSETS AT DECEMBER 31, 2021	$78,577	$226,196	$228,230	$2,067,917	$1,337,088	$7,795

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

LVIP	LVIP Vanguard Bond Allocation Fund - Standard Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Standard Class Subaccount	LVIP Vanguard International Equity ETF Fund - Standard Class Subaccount	LVIP Wellington Capital Growth Fund - Standard Class Subaccount	Wellington SMID Cap Value Fund - Standard Class Subaccount	M Capital Appreciation Fund Subaccount	M International Equity Fund Subaccount
NET ASSETS AT JANUARY 1, 2020	$661,753	$840,313	$748,514	$1,425,256	$592,585	$7,813	$11,492
Changes From Operations:
• Net investment income (loss)	14,016	10,306	24,060	(2,997)	4,052	(15)	181
• Net realized gain (loss) on investments	3,357	29,747	8,550	278,340	35,192	(95)	(118)
• Net change in unrealized appreciation or depreciation on investments	27,404	129,737	230,732	342,812	(14,510)	2,163	1,470
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,777	169,790	263,342	618,155	24,734	2,053	1,533
Change From Unit Transactions:
• Net unit transactions	549,716	(32,986)	522,557	171,073	35,724	(46)	1,162
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	549,716	(32,986)	522,557	171,073	35,724	(46)	1,162
TOTAL INCREASE (DECREASE) IN NET ASSETS	594,493	136,804	785,899	789,228	60,458	2,007	2,695
NET ASSETS AT DECEMBER 31, 2020	1,256,246	977,117	1,534,413	2,214,484	653,043	9,820	14,187
Changes From Operations:
• Net investment income (loss)	14,814	12,729	43,929	(4,101)	2,193	(20)	339
• Net realized gain (loss) on investments	4,177	33,440	75,139	339,348	49,923	2,086	124
• Net change in unrealized appreciation or depreciation on investments	(40,400)	212,009	(3,820)	32,375	128,626	(432)	1,002
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(21,409)	258,178	115,248	367,622	180,742	1,634	1,465
Change From Unit Transactions:
• Net unit transactions	219,467	71,335	218,281	(4,199)	(11,175)	(806)	(102)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	219,467	71,335	218,281	(4,199)	(11,175)	(806)	(102)
TOTAL INCREASE (DECREASE) IN NET ASSETS	198,058	329,513	333,529	363,423	169,567	828	1,363
NET ASSETS AT DECEMBER 31, 2021	$1,454,304	$1,306,630	$1,867,942	$2,577,907	$822,610	$10,648	$15,550

See accompanying notes.

LVIP	M Large Cap Growth Fund Subaccount	M Large Cap Value Fund Subaccount	MFS® VIT Growth Series - Initial Class Subaccount	MFS® VIT Total Return Series - Initial Class Subaccount	MFS® VIT Utilities Series - Initial Class Subaccount	MFS® VIT II Core Equity Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$11,706	$11,396	$1,567,217	$2,326,804	$2,615,102	$33,906
Changes From Operations:
• Net investment income (loss)	(23)	220	(5,718)	45,504	54,365	42
• Net realized gain (loss) on investments	1,781	89	241,371	71,479	115,825	(5,345)
• Net change in unrealized appreciation or depreciation on investments	1,213	(221)	181,580	75,492	(25,092)	446
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,971	88	417,233	192,475	145,098	(4,857)
Change From Unit Transactions:
• Net unit transactions	(1,979)	1,969	(198,100)	(99,671)	(35,344)	(13,272)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,979)	1,969	(198,100)	(99,671)	(35,344)	(13,272)
TOTAL INCREASE (DECREASE) IN NET ASSETS	992	2,057	219,133	92,804	109,754	(18,129)
NET ASSETS AT DECEMBER 31, 2020	12,698	13,453	1,786,350	2,419,608	2,724,856	15,777
Changes From Operations:
• Net investment income (loss)	(30)	213	(5,990)	43,208	44,041	34
• Net realized gain (loss) on investments	3,117	167	457,762	202,275	174,215	1,665
• Net change in unrealized appreciation or depreciation on investments	(205)	3,447	(33,589)	95,768	169,586	2,529
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,882	3,827	418,183	341,251	387,842	4,228
Change From Unit Transactions:
• Net unit transactions	249	(1,242)	4,418	101,948	56,906	2,969
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	249	(1,242)	4,418	101,948	56,906	2,969
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,131	2,585	422,601	443,199	444,748	7,197
NET ASSETS AT DECEMBER 31, 2021	$15,829	$16,038	$2,208,951	$2,862,807	$3,169,604	$22,974

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	Neuberger Berman AMT Mid Cap Growth Portfolio - I Class Subaccount	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class Subaccount	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Subaccount	PIMCO VIT Commodity RealReturn® Strategy Portfolio - Administrative Class Subaccount	Putnam VT Global Health Care Fund - Class IB Subaccount	Putnam VT Large Cap Value Fund - Class IB Subaccount
NET ASSETS AT JANUARY 1, 2020	$1,196,364	$328,211	$133,507	$639,206	$124,613	$37,197
Changes From Operations:
• Net investment income (loss)	(4,197)	3,324	355	31,654	(174)	426
• Net realized gain (loss) on investments	116,023	(5,959)	5,520	(123,570)	12,409	2,294
• Net change in unrealized appreciation or depreciation on investments	321,366	12,846	19,027	72,595	6,915	(782)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	433,192	10,211	24,902	(19,321)	19,150	1,938
Change From Unit Transactions:
• Net unit transactions	(134,376)	22,364	(2,687)	(59,528)	(2,842)	(291)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(134,376)	22,364	(2,687)	(59,528)	(2,842)	(291)
TOTAL INCREASE (DECREASE) IN NET ASSETS	298,816	32,575	22,215	(78,849)	16,308	1,647
NET ASSETS AT DECEMBER 31, 2020	1,495,180	360,786	155,722	560,357	140,921	38,844
Changes From Operations:
• Net investment income (loss)	(4,814)	1,490	276	24,509	852	362
• Net realized gain (loss) on investments	314,258	12,359	53,623	17,327	24,651	3,161
• Net change in unrealized appreciation or depreciation on investments	(120,238)	94,993	(17,997)	136,989	2,076	6,870
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	189,206	108,842	35,902	178,825	27,579	10,393
Change From Unit Transactions:
• Net unit transactions	(46,917)	(45,000)	(2,822)	(179,385)	17,853	(292)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(46,917)	(45,000)	(2,822)	(179,385)	17,853	(292)
TOTAL INCREASE (DECREASE) IN NET ASSETS	142,289	63,842	33,080	(560)	45,432	10,101
NET ASSETS AT DECEMBER 31, 2021	$1,637,469	$424,628	$188,802	$559,797	$186,353	$48,945

See accompanying notes.

	Templeton Foreign VIP Fund - Class 1 Subaccount	Templeton Foreign VIP Fund - Class 2 Subaccount	Templeton Global Bond VIP Fund - Class 1 Subaccount	Templeton Growth VIP Fund - Class 1 Subaccount	Templeton Growth VIP Fund - Class 2 Subaccount	TOPS® Moderate Growth ETF Portfolio - Class 2 Shares Subaccount
NET ASSETS AT JANUARY 1, 2020	$305,605	$77,901	$1,192,715	$383,481	$26,776	$—
Changes From Operations:
• Net investment income (loss)	8,093	1,898	93,012	9,118	656	—
• Net realized gain (loss) on investments	(4,295)	(2,385)	(8,312)	(22,568)	(1,840)	—
• Net change in unrealized appreciation or depreciation on investments	(2,647)	(261)	(146,920)	27,069	2,881	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,151	(748)	(62,220)	13,619	1,697	—
Change From Unit Transactions:
• Net unit transactions	17,486	(492)	111,317	(37,368)	2,048	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	17,486	(492)	111,317	(37,368)	2,048	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	18,637	(1,240)	49,097	(23,749)	3,745	—
NET ASSETS AT DECEMBER 31, 2020	324,242	76,661	1,241,812	359,732	30,521	—
Changes From Operations:
• Net investment income (loss)	5,181	1,413	(2,593)	3,352	322	118
• Net realized gain (loss) on investments	2,715	2,572	(18,238)	(2,921)	(331)	—
• Net change in unrealized appreciation or depreciation on investments	4,155	(902)	(40,161)	16,953	1,483	327
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,051	3,083	(60,992)	17,384	1,474	445
Change From Unit Transactions:
• Net unit transactions	4,045	4,758	101,235	(11,606)	1,476	18,233
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,045	4,758	101,235	(11,606)	1,476	18,233
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,096	7,841	40,243	5,778	2,950	18,678
NET ASSETS AT DECEMBER 31, 2021	$340,338	$84,502	$1,282,055	$365,510	$33,471	$18,678

Lincoln Life & Annuity Flexible Premium
Variable Life Account M

Notes to financial statements

December 31, 2021

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln Life & Annuity Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on May 18, 1999, are part of the operations of the Company. The Variable Account consists of fifteen products as follows:

• VUL-I • Lincoln VULCV • Lincoln VULCV-II • Lincoln VULCV-III • Lincoln VULCV-IV • Lincoln VULDB • Lincoln VULDB-II • Lincoln VULDB-IV • Lincoln VULONE	• Lincoln Momentum VULONE • Lincoln VULONE 2005 • Lincoln Momentum VULONE 2005 • Lincoln VULONE 2007 • Lincoln AssetEdge VUL • Lincoln VULONE 2010

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the variable life policies and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of one hundred thirty-two mutual funds (the Funds) of twenty-one open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco V.I. American Franchise Fund - Series I Shares

Invesco V.I. Core Equity Fund - Series I Shares

Invesco V.I. Core Plus Bond Fund - Series I Shares

Invesco V.I. International Growth Fund - Series I Shares

AllianceBernstein Variable Products Series Fund:

AB VPS Global Thematic Growth Portfolio - Class A

AB VPS Growth and Income Portfolio - Class A

AB VPS International Value Portfolio - Class A

AB VPS Large Cap Growth Portfolio - Class A

AB VPS Small/Mid Cap Value Portfolio - Class A

American Century Variable Portfolios, Inc.:

American Century VP Balanced Fund - Class I

American Century VP Inflation Protection Fund - Class I

American Funds Insurance Series®:

American Funds Global Growth Fund - Class 2

American Funds Global Small Capitalization Fund - Class 2

American Funds Growth Fund - Class 2

American Funds Growth-Income Fund - Class 2

American Funds International Fund - Class 2

BlackRock Variable Series Funds, Inc.:

BlackRock Global Allocation V.I. Fund - Class I

Delaware VIP® Trust:

Delaware VIP® Emerging Markets Series - Standard Class

Delaware VIP® Small Cap Value Series - Standard Class

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP Portfolio - Class A

DWS Small Cap Index VIP Portfolio - Class A

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP Portfolio - Class A

Fidelity® Variable Insurance Products:

Fidelity® VIP Asset Manager Portfolio - Initial Class

Fidelity® VIP Contrafund® Portfolio - Service Class

Fidelity® VIP Equity-Income Portfolio - Initial Class

Fidelity® VIP Equity-Income Portfolio - Service Class

Fidelity® VIP Growth Opportunities Portfolio - Service Class

Fidelity® VIP Growth Portfolio - Service Class

Fidelity® VIP High Income Portfolio - Service Class

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class

Fidelity® VIP Overseas Portfolio - Service Class

Franklin Templeton Variable Insurance Products Trust:

Franklin Income VIP Fund - Class 1

Franklin Mutual Shares VIP Fund - Class 1

Franklin Small-Mid Cap Growth VIP Fund - Class 1

Templeton Foreign VIP Fund - Class 1

Templeton Foreign VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 1

Templeton Growth VIP Fund - Class 1

Templeton Growth VIP Fund - Class 2

Janus Aspen Series:

Janus Henderson Balanced Portfolio - Institutional Shares

Janus Henderson Balanced Portfolio - Service Shares

Janus Henderson Enterprise Portfolio - Service Shares

Lincoln Life & Annuity Flexible Premium
Variable Life Account M

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Janus Henderson Global Research Portfolio - Institutional Shares

Janus Henderson Global Research Portfolio - Service Shares

Janus Henderson Global Technology and Innovation Portfolio - Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Global Allocation Portfolio - Class 1

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Mid Cap Portfolio - Class I

Lincoln Variable Insurance Products Trust*:

LVIP Baron Growth Opportunities Fund - Service Class

LVIP Baron Growth Opportunities Fund - Standard Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class

LVIP BlackRock Global Real Estate Fund - Standard Class

LVIP BlackRock Inflation Protected Bond Fund - Standard Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class

LVIP Blended Mid Cap Managed Volatility Fund - Standard Class

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class

LVIP Delaware Bond Fund - Standard Class

LVIP Delaware Diversified Floating Rate Fund - Standard Class

LVIP Delaware Diversified Income Fund - Standard Class

LVIP Delaware High Yield Fund - Standard Class

LVIP Delaware Limited-Term Diversified Income Fund - Standard Class

LVIP Delaware Mid Cap Value Fund - Standard Class

LVIP Delaware REIT Fund - Standard Class

LVIP Delaware SMID Cap Core Fund - Standard Class

LVIP Delaware Social Awareness Fund - Standard Class

LVIP Delaware U.S. Growth Fund - Standard Class

LVIP Delaware Value Fund - Standard Class

LVIP Delaware Wealth Builder Fund - Standard Class

LVIP Dimensional International Core Equity Fund - Standard Class

LVIP Dimensional International Equity Managed Volatility Fund - Standard Class

LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class

LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class

LVIP Global Conservative Allocation Managed Risk Fund - Standard Class

LVIP Global Growth Allocation Managed Risk Fund - Standard Class

LVIP Global Income Fund - Standard Class

LVIP Global Moderate Allocation Managed Risk Fund - Standard Class

LVIP Government Money Market Fund - Standard Class

LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class

LVIP JPMorgan High Yield Fund - Standard Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class

LVIP MFS International Growth Fund - Standard Class

LVIP MFS Value Fund - Standard Class

LVIP Mondrian International Value Fund - Standard Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class**

LVIP SSGA Bond Index Fund - Standard Class

LVIP SSGA Conservative Index Allocation Fund - Standard Class

LVIP SSGA Conservative Structured Allocation Fund - Standard Class

LVIP SSGA Developed International 150 Fund - Standard Class

LVIP SSGA Emerging Markets 100 Fund - Standard Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class

LVIP SSGA International Index Fund - Standard Class

LVIP SSGA International Managed Volatility Fund - Standard Class

LVIP SSGA Large Cap 100 Fund - Standard Class

LVIP SSGA Moderate Index Allocation Fund - Standard Class

LVIP SSGA Moderate Structured Allocation Fund - Standard Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class

LVIP SSGA S&P 500 Index Fund - Standard Class

LVIP SSGA Small-Cap Index Fund - Standard Class

Lincoln Life & Annuity Flexible Premium
Variable Life Account M

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP SSGA Small-Mid Cap 200 Fund - Standard Class

LVIP T. Rowe Price 2010 Fund - Standard Class**

LVIP T. Rowe Price 2020 Fund - Standard Class

LVIP T. Rowe Price 2030 Fund - Standard Class

LVIP T. Rowe Price 2040 Fund - Standard Class

LVIP T. Rowe Price Growth Stock Fund - Standard Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class

LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class

LVIP Vanguard Bond Allocation Fund - Standard Class

LVIP Vanguard Domestic Equity ETF Fund - Standard Class

LVIP Vanguard International Equity ETF Fund - Standard Class

LVIP Wellington Capital Growth Fund - Standard Class

LVIP Wellington SMID Cap Value Fund - Standard Class

M Fund, Inc.:

M Capital Appreciation Fund

M International Equity Fund

M Large Cap Growth Fund

M Large Cap Value Fund

MFS® Variable Insurance Trust:

MFS® VIT Growth Series - Initial Class

MFS® VIT Total Return Series - Initial Class

MFS® VIT Utilities Series - Initial Class

MFS® Variable Insurance Trust II:

MFS® VIT II Core Equity Portfolio - Initial Class

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class

Neuberger Berman AMT Sustainable Equity Portfolio - I Class

Northern Lights Variable Trust:

TOPS® Balanced ETF Portfolio - Class 2 Shares**

TOPS® Moderate Growth ETF Portfolio - Class 2 Shares

PIMCO Variable Insurance Trust:

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class

Putnam Variable Trust:

Putnam VT Global Health Care Fund - Class IB

Putnam VT Large Cap Value Fund - Class IB

*  Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2021

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2021. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Investment Fund Changes: During 2020, the following funds changed their names:

Previous Fund Name	New Fund Name
Janus Henderson Global Technology Portfolio - Service Shares	Janus Henderson Global Technology and Innovation Portfolio - Service Shares
LVIP Delaware Special Opportunities Fund - Standard Class	LVIP Delaware Mid Cap Value Fund - Standard Class

During 2021, the following funds changed their names:

Previous Fund Name	New Fund Name
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	LVIP Vanguard Bond Allocation Fund - Standard Class
LVIP Wellington Mid-Cap Value Fund - Standard Class	LVIP Wellington SMID Cap Value Fund - Standard Class
Putnam VT Equity Income Fund - Class IB	Putnam VT Large Cap Value Fund - Class IB

Also during 2021, the Lincoln Variable Insurance Products Trust assumed the assets and liabilities of the Delaware VIP® Trust. The following funds were affected:

Fund Acquired	Acquiring Fund
Delaware VIP® Diversified Income Series - Standard Class	LVIP Delaware Diversified Income Fund - Standard Class
Delaware VIP® High Yield Series - Standard Class	LVIP Delaware High Yield Fund - Standard Class
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	LVIP Delaware Limited-Term Diversified Income Fund - Standard Class
Delaware VIP® REIT Series - Standard Class	LVIP Delaware REIT Fund - Standard Class
Delaware VIP® Smid Cap Core Series - Standard Class	LVIP Delaware SMID Cap Core Fund - Standard Class
Delaware VIP® U.S. Growth Series - Standard Class	LVIP Delaware U.S. Growth Fund - Standard Class
Delaware VIP® Value Series - Standard Class	LVIP Delaware Value Fund - Standard Class

COVID-19 Risk: The novel coronavirus (COVID-19), which was first detected in 2020, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings and disruptions to supply chains and customer activity. This pandemic risk could have a significant adverse impact on subaccount investments.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statement of operations. The rates are as follows for the fifteen policy types within the Variable Account:

•  VUL-I - annual rate of .80% for policy years one through twelve and .55% thereafter.

•  Lincoln VULCV - annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.

•  Lincoln VULCV-II - annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.

•  Lincoln VULCV-III - annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.

•  Lincoln VULCV-IV - annual rate of .60% for policy years one through ten and .20% thereafter.

•  Lincoln VULDB - annual rate of .90% for policy years one through nineteen and .20% thereafter.

•  Lincoln VULDB-II - annual rate of .90% for policy years one through nineteen and .20% thereafter.

•  Lincoln VULDB-IV - annual rate of .90% for policy years one through nineteen and .20% thereafter.

•  Lincoln VULONE - annual rate of .50% for policy years one through ten and .20% thereafter.

•  Lincoln Momentum VULONE - annual rate of .50% for policy years one through ten and .20% thereafter.

•  Lincoln VULONE 2005 - annual rate of .50% for policy years one through ten and .20% thereafter.

•  Lincoln Momentum VULONE 2005 - annual rate of .50% for policy years one through ten and .20% thereafter.

Lincoln Life & Annuity Flexible Premium
Variable Life Account M

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

•  Lincoln VULONE 2007 - annual rate of .60% for policy years one through ten, .20% for policy years eleven through twenty and .00% thereafter.

•  Lincoln AssetEdge VUL - annual rate of .10% for policy years one through twenty and .00% thereafter for policies issued before 11/02/09. For policies issued on or after 11/02/09 an annual rate of .15% is charged for policy years one through fifteen and .00% thereafter.

•  Lincoln VULONE 2010 - annual rate of .60% for policy years one through ten, .20% for policy years eleven through twenty and .00% thereafter.

The Company deducts a premium load, based on product, to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by the Company. Refer to the product prospectuses for the applicable rate. The premium loads for the years ended December 31, 2021 and 2020, amounted to $636,510 and $505,244, respectively.

The Company charges a monthly administrative fee which varies by product and policy year. Refer to the product prospectus for applicable fees. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. Administrative fees for the years ended December 31, 2021 and 2020, totaled $2,434,135 and $2,553,088, respectively.

The Company assumes responsibility for providing the insurance benefits included in the policy. On a monthly basis, a cost of insurance charge is deducted proportionately from the value of each variable subaccount and/or fixed account funding option. The fixed account is part of the general account of the Company and is not included in these financial statements. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. The cost of insurance charges for the years ended December 31, 2021 and 2020, amounted to $4,701,686 and $4,704,298, respectively.

Under certain circumstances, the Company reserves the right to charge a transfer fee of up to $25 for transfers between variable subaccounts. For the years ended December 31, 2021 and 2020, no transfer fees were deducted from the variable subaccounts.

The Company, upon full surrender of a policy, may assess a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on partial surrenders for Lincoln VULONE 2007, Lincoln AssetEdge VUL and Lincoln VULONE 2010. For all other products, an administrative fee of $25 (not to exceed 2% of the amount withdrawn) is imposed, allocated pro-rata among the variable subaccounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. For the years ended December 31, 2021 and 2020, surrender charges and partial surrender administrative charges totaled $63,544 and $96,634, respectively.

Premium load, cost of insurance, administrative, surrender and transfer fees are included within Net unit transactions on the Statements of Changes in Net Assets.

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for each year or period in the five years ended December 31, 2021, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Global Thematic Growth Portfolio - Class A
	2021		0.10%	0.90%	$19.38	$46.21	30,879	$1,119,596	21.76%	22.79%	0.00%
	2020		0.10%	0.90%	15.80	37.95	29,017	870,239	38.15%	39.33%	0.74%
	2019		0.10%	0.90%	15.00	27.47	42,183	808,587	28.99%	30.11%	0.43%
	2018		0.10%	0.90%	11.55	21.29	50,512	734,609	-10.61%	-9.87%	0.00%
	2017		0.10%	0.90%	12.82	23.82	45,787	787,516	35.44%	36.53%	0.47%
AB VPS Growth and Income Portfolio - Class A
	2021		0.00%	0.90%	14.82	46.36	39,200	989,478	27.01%	28.08%	0.80%
	2020		0.10%	0.90%	11.84	36.50	39,684	790,919	1.80%	2.67%	1.57%
	2019		0.10%	0.90%	15.35	35.85	40,172	809,551	22.80%	23.87%	1.27%
	2018		0.10%	0.90%	12.41	29.20	49,330	837,933	-6.46%	-5.71%	0.97%
	2017		0.10%	0.90%	13.17	31.21	58,416	1,163,541	17.86%	18.77%	1.47%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS International Value Portfolio - Class A
	2021		0.10%	0.90%	$9.19	$15.50	50,474	$655,904	10.09%	10.96%	2.07%
	2020		0.10%	0.90%	7.55	13.98	48,508	573,525	1.55%	2.34%	2.04%
	2019		0.10%	0.90%	7.41	13.66	42,968	493,258	16.09%	16.98%	0.88%
	2018		0.10%	0.90%	6.37	13.15	52,239	507,522	-23.50%	-22.90%	1.55%
	2017		0.10%	0.90%	8.29	17.09	48,439	617,079	24.29%	25.23%	2.24%
AB VPS Large Cap Growth Portfolio - Class A
	2021		0.00%	0.35%	36.29	59.80	7,380	359,706	28.52%	28.64%	0.00%
	2020		0.20%	0.90%	28.21	60.45	8,528	403,398	34.27%	35.28%	0.00%
	2019		0.20%	0.90%	20.88	45.02	9,268	331,339	33.49%	34.47%	0.00%
	2018		0.20%	0.90%	15.53	33.73	9,797	263,216	1.66%	2.35%	0.00%
	2017		0.20%	0.90%	15.18	33.17	7,434	200,744	30.81%	31.73%	0.00%
AB VPS Small/Mid Cap Value Portfolio - Class A
	2021		0.00%	0.90%	13.90	68.58	136,442	3,608,794	34.73%	35.95%	0.75%
	2020		0.00%	0.90%	10.24	50.90	143,664	3,020,588	2.44%	3.22%	1.08%
	2019		0.10%	0.90%	13.01	49.69	127,279	2,716,752	19.02%	19.92%	0.60%
	2018		0.10%	0.90%	10.85	41.75	117,459	2,244,206	-15.79%	-15.13%	0.48%
	2017		0.10%	0.90%	12.80	49.58	109,282	2,556,640	12.13%	12.98%	0.43%
American Century VP Balanced Fund - Class I
	2021		0.15%	0.90%	17.10	17.84	14,829	264,314	14.74%	15.60%	0.72%
	2020		0.15%	0.90%	15.40	15.43	13,701	211,279	12.30%	12.36%	1.16%
	2019		0.15%	0.20%	13.71	13.74	15,300	210,051	19.61%	19.67%	1.55%
	2018		0.15%	0.20%	11.48	11.48	10,049	115,326	-3.97%	-3.97%	1.43%
	2017		0.15%	0.15%	11.95	11.95	8,875	106,072	13.74%	13.75%	1.71%
American Century VP Inflation Protection Fund - Class I
	2021		0.00%	0.90%	12.18	18.15	53,552	700,990	5.66%	6.51%	3.27%
	2020		0.10%	0.90%	11.82	17.18	56,765	712,859	8.82%	9.69%	1.66%
	2019		0.10%	0.90%	10.80	15.80	50,062	577,299	8.18%	9.05%	2.50%
	2018		0.10%	0.90%	9.93	14.60	67,890	735,094	-3.47%	-2.68%	3.13%
	2017		0.10%	0.90%	10.23	15.12	71,998	816,848	2.98%	3.83%	2.90%
American Funds Global Growth Fund - Class 2
	2021		0.00%	0.90%	17.68	59.79	128,604	3,705,448	15.37%	16.35%	0.33%
	2020		0.10%	0.90%	15.22	51.82	112,689	3,020,171	29.21%	30.40%	0.33%
	2019		0.10%	0.90%	15.68	40.09	182,887	3,556,739	34.04%	35.23%	1.12%
	2018		0.10%	0.90%	11.62	29.91	196,910	2,845,155	-9.86%	-9.13%	0.71%
	2017		0.10%	0.90%	12.80	33.18	154,010	2,825,808	30.28%	31.41%	0.69%
American Funds Global Small Capitalization Fund - Class 2
	2021		0.00%	0.90%	15.35	68.19	170,934	3,974,639	5.78%	6.74%	0.00%
	2020		0.00%	0.90%	14.41	64.47	168,374	3,840,235	28.56%	29.65%	0.16%
	2019		0.10%	0.90%	13.35	50.14	202,267	3,485,894	30.34%	31.48%	0.16%
	2018		0.10%	0.90%	10.17	38.47	201,078	2,708,715	-11.35%	-10.64%	0.08%
	2017		0.10%	0.90%	11.39	43.40	187,204	2,980,675	24.77%	25.76%	0.42%
American Funds Growth Fund - Class 2
	2021		0.00%	0.90%	21.66	96.02	365,007	13,888,096	20.89%	21.99%	0.22%
	2020		0.00%	0.90%	18.22	79.42	337,306	12,040,290	50.72%	51.92%	0.30%
	2019		0.10%	0.90%	15.57	52.70	462,320	10,742,376	29.60%	30.64%	0.75%
	2018		0.10%	0.90%	13.93	40.66	504,000	9,193,785	-1.14%	-0.36%	0.43%
	2017		0.10%	0.90%	13.99	41.13	506,894	9,845,537	27.14%	28.13%	0.51%
American Funds Growth-Income Fund - Class 2
	2021		0.00%	0.90%	15.91	55.44	374,243	11,088,982	22.98%	24.10%	1.13%
	2020		0.00%	0.90%	13.24	45.08	353,262	9,183,796	12.53%	13.43%	1.30%
	2019		0.10%	0.90%	16.25	40.06	496,242	10,738,932	25.01%	26.00%	1.70%
	2018		0.10%	0.90%	12.91	32.05	509,200	8,937,776	-2.68%	-1.89%	1.39%
	2017		0.10%	0.90%	13.17	32.93	511,700	9,608,081	21.29%	22.26%	1.43%
American Funds International Fund - Class 2
	2021		0.00%	0.90%	11.45	37.86	470,144	7,870,151	-2.38%	-1.50%	2.56%
	2020		0.00%	0.90%	11.64	38.78	427,309	7,421,540	12.95%	13.86%	0.71%
	2019		0.10%	0.90%	12.72	34.33	365,246	5,685,388	21.78%	22.76%	1.42%
	2018		0.10%	0.90%	10.37	28.19	399,278	5,217,103	-13.91%	-13.21%	1.76%
	2017		0.10%	0.90%	11.96	32.75	357,699	5,597,338	30.96%	32.02%	1.27%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
BlackRock Global Allocation V.I. Fund - Class I
	2021		0.10%	0.90%	$13.95	$26.33	167,439	$2,993,673	5.74%	6.56%	0.95%
	2020		0.10%	0.90%	13.11	24.71	153,429	2,614,109	19.93%	20.87%	1.19%
	2019		0.10%	0.90%	12.13	20.44	209,381	3,014,733	16.93%	17.85%	1.30%
	2018		0.10%	0.90%	10.30	17.34	216,279	2,718,598	-8.17%	-7.45%	0.98%
	2017		0.10%	0.90%	11.14	18.74	205,570	2,871,239	12.84%	13.71%	1.38%
ClearBridge Variable Mid Cap Portfolio - Class I
	2021		0.15%	0.35%	20.37	22.98	27,572	585,754	28.25%	28.51%	0.02%
	2020		0.15%	0.35%	15.87	17.88	14,575	251,677	14.95%	15.18%	0.28%
	2019		0.15%	0.35%	13.78	15.52	13,825	210,867	32.75%	32.80%	0.59%
	2018		0.15%	0.20%	10.38	11.69	12,680	146,229	-12.67%	-12.65%	0.50%
	2017		0.15%	0.20%	11.88	13.39	12,622	167,488	12.61%	12.65%	0.19%
Delaware VIP® Emerging Markets Series - Standard Class
	2021		0.00%	0.90%	12.63	43.88	164,737	2,828,775	-3.71%	-2.84%	0.31%
	2020		0.00%	0.90%	13.03	74.11	145,521	2,636,984	23.96%	24.94%	0.81%
	2019		0.10%	0.90%	12.86	59.78	156,347	2,306,023	21.53%	22.50%	0.70%
	2018		0.10%	0.90%	10.52	49.19	168,028	2,196,058	-16.56%	-15.91%	3.15%
	2017		0.10%	0.90%	12.53	58.95	145,934	2,383,788	39.29%	40.35%	0.58%
Delaware VIP® Small Cap Value Series - Standard Class
	2021		0.00%	0.90%	13.84	62.67	131,141	2,925,048	33.21%	34.42%	0.82%
	2020		0.00%	0.90%	10.32	48.22	138,056	2,434,721	-2.79%	-2.05%	1.35%
	2019		0.15%	0.90%	11.56	49.60	117,649	2,399,686	26.98%	27.95%	1.04%
	2018		0.15%	0.90%	11.17	39.06	119,676	1,953,834	-17.46%	-16.84%	0.85%
	2017		0.15%	0.90%	13.44	47.32	130,167	2,622,517	11.05%	11.88%	0.83%
DWS Alternative Asset Allocation VIP Portfolio - Class A
	2021		0.15%	0.60%	12.79	17.18	21,584	341,515	12.07%	12.58%	1.99%
	2020		0.15%	0.60%	11.36	15.26	19,954	285,799	5.08%	5.56%	2.74%
	2019		0.15%	0.60%	10.87	15.08	22,881	310,392	14.00%	14.51%	3.68%
	2018		0.15%	0.60%	9.49	13.22	18,619	233,832	-9.68%	-9.27%	2.14%
	2017		0.10%	0.60%	10.46	15.32	18,104	251,078	6.77%	7.30%	2.12%
DWS Equity 500 Index VIP Portfolio - Class A
	2021		0.00%	0.90%	17.52	58.92	151,647	4,296,650	27.24%	28.40%	1.46%
	2020		0.00%	0.90%	19.48	46.30	148,143	3,575,660	17.04%	17.86%	1.68%
	2019		0.20%	0.90%	16.53	39.56	127,042	3,222,606	30.01%	30.92%	2.10%
	2018		0.20%	0.90%	12.63	30.43	173,778	3,404,463	-5.51%	-4.84%	1.66%
	2017		0.20%	0.90%	13.27	32.20	185,844	3,809,132	20.44%	21.29%	1.72%
DWS Small Cap Index VIP Portfolio - Class A
	2021		0.00%	0.90%	15.03	57.07	38,372	902,191	13.48%	14.27%	0.85%
	2020		0.20%	0.90%	16.83	50.29	37,927	863,834	18.36%	19.19%	1.14%
	2019		0.20%	0.90%	14.12	42.49	39,622	770,373	24.10%	24.97%	1.12%
	2018		0.20%	0.90%	11.30	34.24	51,863	825,012	-12.03%	-11.41%	0.91%
	2017		0.20%	0.90%	12.76	38.92	55,596	1,018,605	13.30%	14.10%	0.95%
Fidelity® VIP Asset Manager Portfolio - Initial Class
	2021		0.55%	0.55%	23.49	23.49	2,607	61,249	9.32%	9.32%	1.74%
	2020		0.55%	0.55%	21.49	21.49	2,991	64,269	14.24%	14.24%	1.41%
	2019		0.55%	0.55%	18.81	18.81	2,900	54,546	17.60%	17.60%	1.58%
	2018		0.55%	0.55%	16.00	16.00	3,627	58,020	-5.87%	-5.87%	1.37%
	2017		0.55%	0.55%	16.99	16.99	5,725	97,296	13.48%	13.48%	1.72%
Fidelity® VIP Contrafund® Portfolio - Service Class
	2021		0.00%	0.90%	19.12	74.30	201,344	6,107,921	26.57%	27.71%	0.05%
	2020		0.00%	0.90%	15.32	58.70	189,664	4,975,458	29.26%	30.30%	0.15%
	2019		0.10%	0.90%	15.48	45.41	195,793	4,150,562	30.27%	31.32%	0.36%
	2018		0.10%	0.90%	11.80	34.86	210,232	3,615,094	-7.33%	-6.58%	0.61%
	2017		0.10%	0.90%	12.64	37.62	204,968	4,061,149	20.67%	21.64%	0.92%
Fidelity® VIP Equity-Income Portfolio - Initial Class
	2021		0.55%	0.55%	34.30	34.30	3,398	116,522	24.21%	24.21%	1.86%
	2020		0.55%	0.55%	27.61	27.61	3,350	92,501	6.11%	6.11%	1.82%
	2019		0.55%	0.55%	26.02	26.02	3,500	91,079	26.74%	26.74%	1.65%
	2018		0.55%	0.55%	20.53	20.53	5,132	105,352	-8.80%	-8.80%	2.27%
	2017		0.55%	0.55%	22.51	22.51	5,314	119,611	12.27%	12.27%	1.74%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity® VIP Equity-Income Portfolio - Service Class
	2021		0.20%	0.90%	$19.49	$41.02	13,065	$339,808	23.71%	24.58%	1.83%
	2020		0.20%	0.90%	15.65	33.16	10,288	273,190	5.59%	6.38%	1.75%
	2019		0.20%	0.90%	14.72	31.41	10,694	264,919	26.15%	27.10%	1.88%
	2018		0.20%	0.90%	11.58	24.89	15,342	291,763	-9.23%	-8.54%	2.10%
	2017		0.20%	0.90%	12.66	27.42	17,557	377,669	11.79%	12.59%	1.61%
Fidelity® VIP Growth Opportunities Portfolio - Service Class
	2021		0.00%	0.20%	22.12	22.23	16,856	374,520	11.61%	11.83%	0.00%
	2020		0.00%	0.35%	81.69	81.69	14,930	333,950	67.91%	67.91%	0.01%
	2019		0.35%	0.90%	41.18	48.65	5,169	246,369	39.44%	40.21%	0.05%
	2018		0.35%	0.90%	29.54	34.70	6,059	206,560	11.34%	11.95%	0.11%
	2017		0.35%	0.90%	26.53	31.00	6,551	199,722	33.22%	33.93%	0.20%
Fidelity® VIP Growth Portfolio - Service Class
	2021		0.00%	0.90%	20.49	80.68	56,762	2,846,550	21.98%	23.08%	0.00%
	2020		0.00%	0.90%	17.52	65.65	53,502	2,329,662	42.46%	43.73%	0.06%
	2019		0.10%	0.90%	18.44	45.74	51,355	1,638,605	32.98%	34.18%	0.17%
	2018		0.10%	0.90%	13.77	34.14	49,827	1,229,987	-1.18%	-0.33%	0.15%
	2017		0.10%	0.90%	13.83	34.28	49,944	1,347,498	33.79%	34.91%	0.12%
Fidelity® VIP High Income Portfolio - Service Class
	2021		0.00%	0.35%	11.33	18.69	6,073	87,900	4.13%	4.50%	5.33%
	2020		0.00%	0.35%	17.94	17.94	4,565	75,878	2.29%	2.29%	5.37%
	2019		0.35%	0.90%	17.54	25.91	4,948	89,687	13.89%	14.52%	4.61%
	2018		0.35%	0.90%	15.32	22.75	8,417	148,817	-4.46%	-3.94%	5.94%
	2017		0.35%	0.90%	15.95	23.82	6,342	103,648	6.10%	6.70%	5.27%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
	2021		0.55%	0.55%	14.78	14.78	7,591	112,233	-1.15%	-1.15%	2.17%
	2020		0.55%	0.55%	14.96	14.96	7,067	105,704	8.79%	8.79%	2.20%
	2019		0.55%	0.55%	13.75	13.75	7,710	106,000	9.06%	9.06%	3.23%
	2018		0.55%	0.55%	12.61	12.61	6,284	79,212	-1.08%	-1.08%	2.25%
	2017		0.55%	0.55%	12.74	12.74	8,085	103,025	3.65%	3.65%	2.30%
Fidelity® VIP Mid Cap Portfolio - Service Class
	2021		0.10%	0.90%	14.99	45.93	111,161	3,147,747	24.38%	25.43%	0.50%
	2020		0.10%	0.90%	11.97	36.93	120,300	2,785,153	16.94%	17.97%	0.55%
	2019		0.10%	0.90%	13.18	31.57	117,849	2,325,593	22.18%	23.27%	0.77%
	2018		0.10%	0.90%	10.70	25.83	128,641	2,001,770	-15.41%	-14.74%	0.56%
	2017		0.10%	0.90%	12.57	32.11	105,144	2,062,160	19.62%	20.53%	0.67%
Fidelity® VIP Overseas Portfolio - Service Class
	2021		0.10%	0.90%	17.04	36.72	25,417	542,157	18.50%	19.51%	0.45%
	2020		0.10%	0.90%	14.28	30.99	27,882	483,610	14.46%	15.41%	0.36%
	2019		0.10%	0.90%	12.39	27.08	29,349	431,076	26.52%	27.62%	1.53%
	2018		0.10%	0.90%	9.73	21.40	36,322	422,279	-15.66%	-14.97%	1.58%
	2017		0.10%	0.90%	11.45	25.38	28,666	436,703	28.95%	29.91%	1.35%
Franklin Income VIP Fund - Class 1
	2021		0.10%	0.90%	13.02	26.32	273,553	6,073,550	15.96%	16.89%	4.66%
	2020		0.10%	0.90%	11.15	22.52	268,352	5,190,609	0.06%	0.86%	5.55%
	2019		0.10%	0.90%	12.63	22.34	363,936	6,452,087	15.36%	16.29%	5.44%
	2018		0.10%	0.90%	10.87	19.22	354,253	5,444,793	-4.96%	-4.19%	4.85%
	2017		0.10%	0.90%	11.36	20.07	314,401	5,476,023	8.93%	9.85%	4.05%
Franklin Mutual Shares VIP Fund - Class 1
	2021		0.10%	0.90%	12.62	28.54	94,171	2,234,418	18.42%	19.41%	3.08%
	2020		0.10%	0.90%	10.58	23.91	98,940	1,979,398	-5.73%	-4.94%	3.24%
	2019		0.10%	0.90%	12.80	25.17	90,857	1,904,396	21.82%	22.78%	2.11%
	2018		0.10%	0.90%	10.44	20.51	90,247	1,545,578	-9.69%	-8.96%	2.69%
	2017		0.10%	0.90%	11.47	22.53	89,372	1,696,923	7.66%	8.55%	2.51%
Franklin Small-Mid Cap Growth VIP Fund - Class 1
	2021		0.00%	0.90%	18.94	71.02	33,234	1,155,261	9.27%	10.15%	0.00%
	2020		0.10%	0.90%	22.25	65.00	28,527	970,993	54.13%	55.38%	0.00%
	2019		0.10%	0.90%	14.33	42.17	29,096	569,410	30.62%	31.67%	0.00%
	2018		0.10%	0.90%	10.90	32.29	44,972	679,696	-6.01%	-5.26%	0.00%
	2017		0.10%	0.90%	11.51	34.35	48,451	778,233	20.66%	21.66%	0.00%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. American Franchise Fund - Series I Shares
	2021		0.00%	0.90%	$18.65	$51.24	45,716	$1,514,703	10.92%	11.93%	0.00%
	2020		0.00%	0.90%	37.14	46.20	34,013	1,379,034	41.08%	41.91%	0.07%
	2019		0.35%	0.90%	21.32	32.75	32,870	1,020,472	35.53%	36.30%	0.00%
	2018		0.35%	0.90%	15.73	24.16	35,450	807,159	-4.49%	-3.94%	0.00%
	2017		0.35%	0.90%	16.46	25.30	36,484	865,378	26.20%	26.90%	0.08%
Invesco V.I. Core Equity Fund - Series I Shares
	2021		0.00%	0.55%	16.54	32.95	79,130	1,627,123	27.04%	27.74%	0.67%
	2020		0.00%	0.90%	22.33	25.88	57,033	1,323,402	12.83%	13.50%	1.37%
	2019		0.35%	0.90%	19.69	22.81	53,588	1,189,207	27.81%	28.53%	0.95%
	2018		0.35%	0.90%	15.32	17.75	56,394	976,392	-10.21%	-9.71%	0.88%
	2017		0.35%	0.90%	16.97	19.66	61,971	1,191,165	12.16%	12.80%	1.05%
Invesco V.I. Core Plus Bond Fund - Series I Shares
	2021		0.55%	0.55%	16.96	16.96	4,337	73,585	-1.20%	-1.20%	1.64%
	2020		0.55%	0.55%	17.17	17.17	4,652	79,877	9.12%	9.12%	1.94%
	2019		0.55%	0.55%	15.74	15.74	4,571	71,923	10.45%	10.45%	2.77%
	2018		0.55%	0.55%	14.25	14.25	3,189	45,433	-2.90%	-2.90%	3.27%
	2017		0.55%	0.55%	14.67	14.67	5,270	77,325	5.76%	5.76%	3.20%
Invesco V.I. International Growth Fund - Series I Shares
	2021		0.15%	0.90%	13.66	23.27	49,254	743,147	4.94%	5.73%	1.32%
	2020		0.15%	0.90%	13.63	37.63	45,666	673,876	12.97%	13.82%	2.31%
	2019		0.15%	0.90%	11.98	33.31	48,898	653,695	27.42%	28.38%	1.52%
	2018		0.15%	0.90%	9.34	26.14	57,920	610,899	-15.74%	-15.10%	2.04%
	2017		0.15%	0.90%	11.01	31.03	57,396	739,900	21.90%	22.82%	1.36%
Janus Henderson Balanced Portfolio - Institutional Shares
	2021		0.00%	0.35%	15.12	32.08	19,267	296,846	16.79%	17.19%	0.91%
	2020		0.00%	0.35%	27.47	27.47	9,566	252,582	13.91%	13.91%	1.81%
	2019		0.35%	0.35%	24.11	24.11	9,242	222,831	22.16%	22.16%	1.89%
	2018		0.35%	0.35%	19.74	19.74	10,883	214,815	0.33%	0.33%	2.15%
	2017		0.35%	0.35%	19.67	19.67	11,253	221,379	18.02%	18.02%	1.61%
Janus Henderson Balanced Portfolio - Service Shares
	2021		0.20%	0.90%	14.94	45.61	16,437	362,799	15.86%	16.68%	0.67%
	2020		0.20%	0.90%	17.28	39.36	12,109	324,951	13.01%	13.78%	1.49%
	2019		0.20%	0.90%	15.19	34.83	11,195	300,345	21.18%	22.03%	1.61%
	2018		0.20%	0.90%	12.45	28.75	12,515	271,768	-0.47%	0.23%	1.78%
	2017		0.20%	0.90%	12.42	28.88	13,819	298,437	17.08%	17.90%	1.40%
Janus Henderson Enterprise Portfolio - Service Shares
	2021		0.00%	0.90%	15.86	95.65	6,426	265,300	15.50%	16.54%	0.23%
	2020		0.00%	0.90%	24.01	82.82	5,310	232,941	18.12%	18.96%	0.00%
	2019		0.20%	0.90%	20.19	70.11	5,061	194,577	33.94%	34.87%	0.05%
	2018		0.20%	0.90%	14.97	52.35	5,596	155,626	-1.55%	-0.84%	0.10%
	2017		0.20%	0.90%	15.10	53.17	6,135	185,022	25.95%	26.86%	0.14%
Janus Henderson Global Research Portfolio - Institutional Shares
	2021		0.00%	0.35%	16.19	34.83	37,652	641,419	17.68%	18.09%	0.53%
	2020		0.00%	0.35%	29.60	29.60	27,658	545,275	19.64%	19.64%	0.74%
	2019		0.35%	0.90%	18.36	24.74	18,371	453,294	27.81%	28.59%	1.00%
	2018		0.35%	0.90%	14.36	19.24	18,896	362,351	-7.71%	-7.19%	1.14%
	2017		0.35%	0.90%	15.56	20.73	19,122	394,912	25.89%	26.58%	0.82%
Janus Henderson Global Research Portfolio - Service Shares
	2021		0.20%	0.35%	16.06	33.16	6,119	108,328	17.37%	17.56%	0.36%
	2020		0.20%	0.90%	24.05	30.10	5,227	92,285	18.68%	19.35%	0.55%
	2019		0.35%	0.90%	20.15	25.36	3,469	77,872	27.54%	28.26%	0.87%
	2018		0.35%	0.90%	15.71	19.89	3,438	60,481	-7.93%	-7.41%	0.98%
	2017		0.35%	0.90%	16.97	21.60	3,327	63,563	25.56%	26.24%	0.70%
Janus Henderson Global Technology and Innovation Portfolio - Service Shares
	2021		0.00%	0.20%	21.16	21.27	6,293	133,446	17.51%	17.74%	0.12%
	2020		0.00%	0.35%	70.35	70.35	6,721	126,022	50.20%	50.20%	0.00%
	2019		0.35%	0.90%	36.68	46.84	1,919	76,472	43.52%	44.31%	0.00%
	2018		0.35%	0.90%	25.56	32.46	3,205	86,969	0.01%	0.56%	0.00%
	2017		0.35%	0.90%	25.56	32.28	3,351	90,642	43.62%	44.41%	0.00%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1
	2021		0.15%	0.15%	$16.34	$16.34	21,453	$350,586	9.34%	9.35%	0.73%
	2020		0.15%	0.15%	14.95	14.95	11,039	164,988	15.51%	15.52%	1.80%
	2019		0.15%	0.15%	12.94	12.94	10,157	131,410	16.70%	16.70%	2.23%
	2018		0.15%	0.15%	11.09	11.09	8,821	97,803	-6.20%	-6.20%	0.00%
	2017		0.15%	0.15%	11.82	11.82	8,272	97,771	16.93%	16.93%	3.05%
LVIP Baron Growth Opportunities Fund - Service Class
	2021		0.00%	0.90%	17.95	66.21	31,790	1,038,366	17.63%	18.72%	0.00%
	2020		0.00%	0.90%	16.49	66.79	27,737	892,923	32.85%	34.01%	0.00%
	2019		0.10%	0.90%	16.11	50.26	26,752	783,417	35.16%	36.34%	0.00%
	2018		0.10%	0.90%	11.84	37.19	27,038	631,039	-4.80%	-4.02%	0.00%
	2017		0.10%	0.90%	12.35	39.06	28,229	721,326	26.09%	27.19%	0.00%
LVIP Baron Growth Opportunities Fund - Standard Class
	2021		0.20%	0.90%	18.06	63.16	20,328	541,519	17.98%	18.85%	0.00%
	2020		0.20%	0.90%	21.87	53.53	19,768	443,381	33.24%	34.28%	0.00%
	2019		0.20%	0.90%	16.30	40.17	20,390	353,509	35.49%	36.46%	0.00%
	2018		0.20%	0.90%	11.95	29.65	21,651	274,790	-4.57%	-3.89%	0.00%
	2017		0.20%	0.90%	12.43	31.06	23,080	304,258	26.41%	27.31%	0.00%
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
	2021		0.00%	0.90%	14.05	29.34	26,789	634,406	21.97%	23.07%	2.18%
	2020		0.00%	0.90%	13.52	23.87	25,138	522,583	0.21%	0.97%	2.23%
	2019		0.15%	0.90%	13.39	23.64	24,514	512,379	17.52%	18.41%	1.90%
	2018		0.15%	0.90%	11.32	19.97	22,826	402,733	-8.75%	-8.04%	2.54%
	2017		0.15%	0.90%	12.50	21.72	19,591	370,006	15.38%	16.25%	1.96%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class
	2021		0.15%	0.15%	15.31	15.31	1,448	22,178	12.52%	12.52%	1.38%
	2020		0.15%	0.15%	13.61	13.61	1,272	17,313	1.83%	1.83%	1.96%
	2019		0.15%	0.15%	13.36	13.36	738	9,862	17.88%	17.88%	2.24%
	2018		0.15%	0.15%	11.34	11.34	422	4,786	-3.15%	-3.15%	2.33%
	2017		0.15%	0.15%	11.71	11.71	30	355	14.18%	14.18%	2.30%
LVIP BlackRock Global Real Estate Fund - Standard Class
	2021		0.10%	0.90%	14.56	27.52	38,066	674,894	26.87%	27.89%	6.34%
	2020		0.10%	0.90%	11.39	21.53	47,852	666,326	-3.09%	-2.31%	5.34%
	2019		0.10%	0.90%	11.89	22.05	51,343	768,893	23.80%	24.78%	3.39%
	2018		0.10%	0.90%	9.61	17.68	55,559	672,551	-9.16%	-8.43%	4.01%
	2017		0.10%	0.90%	10.58	19.32	52,456	699,851	9.87%	10.78%	4.51%
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
	2021		0.15%	0.60%	11.26	13.63	79,196	1,015,813	4.05%	4.52%	7.09%
	2020		0.15%	0.60%	10.79	13.04	69,122	851,777	4.65%	5.12%	0.17%
	2019		0.15%	0.60%	10.29	12.41	68,931	819,339	5.26%	5.73%	2.45%
	2018		0.15%	0.60%	9.75	11.73	59,459	680,535	-0.33%	0.13%	4.96%
	2017		0.15%	0.60%	9.76	11.72	62,364	715,484	1.57%	2.03%	1.67%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class
	2021		0.15%	0.15%	16.27	16.27	1,709	27,805	14.49%	14.49%	1.33%
	2020		0.15%	0.15%	14.21	14.21	1,577	22,419	3.19%	3.19%	1.54%
	2019		0.15%	0.15%	13.77	13.77	1,221	16,815	18.72%	18.72%	1.92%
	2018		0.15%	0.15%	11.60	11.60	702	8,148	-2.88%	-2.88%	1.96%
	2017		0.15%	0.15%	11.95	11.95	69	821	13.32%	13.32%	2.77%
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
	2021		0.10%	0.90%	18.18	45.60	14,034	420,301	29.69%	30.77%	0.00%
	2020		0.10%	0.90%	13.92	35.16	15,645	351,736	22.70%	23.74%	0.41%
	2019		0.10%	0.90%	14.06	28.65	13,834	264,370	18.85%	19.88%	0.69%
	2018		0.10%	0.90%	11.75	24.11	14,142	241,724	-5.17%	-4.42%	0.67%
	2017		0.10%	0.90%	12.31	25.42	15,263	285,022	25.00%	26.03%	0.65%
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
	2021		0.15%	0.60%	17.15	35.90	5,501	157,832	12.61%	13.12%	0.00%
	2020		0.15%	0.60%	15.17	31.74	5,892	152,699	26.96%	27.52%	0.00%
	2019		0.15%	0.60%	14.22	24.89	6,489	135,291	24.17%	24.73%	0.00%
	2018		0.15%	0.60%	11.40	19.95	7,202	124,159	-0.28%	0.21%	0.00%
	2017		0.15%	0.60%	13.94	19.91	7,892	140,554	24.83%	25.37%	0.00%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class
	2021		0.15%	0.15%	$17.73	$17.73	1,751	$31,045	21.86%	21.86%	0.56%
	2020		0.15%	0.15%	14.55	14.55	1,730	25,167	14.69%	14.69%	0.92%
	2019	5/24/19	0.15%	0.15%	12.69	12.69	1,846	23,420	12.44%	12.44%	1.53%
LVIP ClearBridge Large Cap Managed Volatility Fund - Standard Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.10%
	2018		0.15%	0.15%	10.81	10.81	1,708	18,463	-5.68%	-5.68%	1.01%
	2017		0.15%	0.15%	11.46	11.46	1,811	20,754	17.86%	17.86%	1.05%
LVIP Delaware Bond Fund - Standard Class
	2021		0.00%	0.90%	11.24	21.21	380,536	5,442,584	-2.68%	-1.80%	2.12%
	2020		0.00%	0.90%	12.05	23.73	326,627	4,889,639	8.88%	9.77%	2.37%
	2019		0.10%	0.90%	11.47	21.79	333,284	4,649,646	8.23%	9.09%	2.99%
	2018		0.10%	0.90%	10.53	20.13	358,011	4,596,666	-1.72%	-0.91%	3.20%
	2017		0.10%	0.90%	10.63	20.49	349,804	4,614,283	3.44%	4.27%	2.94%
LVIP Delaware Diversified Floating Rate Fund - Standard Class
	2021		0.15%	0.60%	10.54	11.69	139,633	1,590,431	-0.20%	0.25%	1.26%
	2020		0.15%	0.60%	10.87	11.66	119,629	1,363,964	0.76%	1.21%	1.61%
	2019		0.15%	0.60%	10.74	11.52	112,093	1,266,996	3.98%	4.45%	2.85%
	2018		0.15%	0.90%	10.32	11.03	103,478	1,120,123	-0.64%	0.12%	3.87%
	2017		0.15%	0.90%	10.30	11.02	100,010	1,083,579	1.92%	2.39%	1.21%
LVIP Delaware Diversified Income Fund - Standard Class
	2021		0.00%	0.90%	11.47	21.65	262,601	3,925,819	-2.18%	-1.40%	5.05%
	2020		0.10%	0.90%	12.20	22.13	235,607	3,587,349	10.04%	10.92%	2.62%
	2019		0.10%	0.90%	11.39	20.11	233,726	3,266,955	9.44%	10.31%	2.94%
	2018		0.10%	0.90%	10.33	18.38	249,026	3,219,921	-3.00%	-2.21%	2.95%
	2017		0.10%	0.90%	10.58	18.94	232,473	3,085,988	4.28%	5.13%	2.52%
LVIP Delaware High Yield Fund - Standard Class
	2021		0.00%	0.90%	12.05	39.55	75,639	1,081,050	3.98%	4.92%	9.70%
	2020		0.00%	0.90%	12.01	38.03	67,084	958,404	6.28%	7.13%	5.88%
	2019		0.10%	0.90%	12.05	35.78	67,123	922,681	15.39%	16.30%	6.88%
	2018		0.10%	0.90%	10.37	31.01	82,854	1,031,524	-5.33%	-4.54%	6.09%
	2017		0.10%	0.90%	10.88	32.76	89,732	1,210,706	6.52%	7.39%	5.84%
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class
	2021		0.10%	0.90%	10.59	14.04	143,567	1,777,275	-1.56%	-0.80%	1.81%
	2020		0.10%	0.90%	11.05	14.16	129,927	1,621,936	3.37%	4.16%	1.80%
	2019		0.10%	0.90%	10.90	13.59	123,884	1,516,974	4.26%	5.05%	2.71%
	2018		0.10%	0.90%	10.38	12.94	124,429	1,454,238	-0.66%	0.10%	2.71%
	2017		0.10%	0.90%	10.39	13.64	127,131	1,486,432	1.25%	2.13%	2.05%
LVIP Delaware Mid Cap Value Fund - Standard Class
	2021		0.15%	0.90%	14.43	46.11	31,713	1,074,838	30.72%	31.72%	1.36%
	2020		0.15%	0.90%	10.96	35.01	34,339	904,967	-0.40%	0.36%	3.01%
	2019		0.15%	0.90%	14.90	34.88	26,632	750,125	29.24%	30.23%	1.21%
	2018		0.15%	0.90%	11.44	26.78	25,797	562,278	-15.51%	-14.84%	1.49%
	2017		0.15%	0.90%	13.47	31.47	20,388	559,189	16.70%	17.57%	1.53%
LVIP Delaware REIT Fund - Standard Class
	2021		0.00%	0.90%	13.94	52.56	97,209	2,154,241	41.79%	43.07%	3.02%
	2020		0.00%	0.90%	11.11	42.63	103,544	1,643,128	-11.21%	-10.54%	1.93%
	2019		0.15%	0.90%	13.16	48.01	95,167	1,748,746	25.67%	26.62%	2.15%
	2018		0.15%	0.90%	10.40	38.20	113,941	1,672,631	-8.06%	-7.36%	2.10%
	2017		0.10%	0.90%	11.23	41.55	114,568	1,862,323	0.63%	1.43%	1.55%
LVIP Delaware SMID Cap Core Fund - Standard Class
	2021		0.00%	0.90%	14.94	67.70	108,373	3,049,129	22.07%	23.18%	0.96%
	2020		0.00%	0.90%	12.15	55.45	88,275	2,567,047	10.09%	10.92%	0.54%
	2019		0.15%	0.90%	14.47	50.37	84,389	2,314,831	28.47%	29.44%	0.54%
	2018		0.15%	0.90%	11.18	39.21	94,470	2,067,191	-12.91%	-12.25%	0.18%
	2017		0.15%	0.90%	12.75	45.02	97,463	2,475,803	17.58%	18.47%	0.29%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Social Awareness Fund - Standard Class
	2021		0.00%	0.90%	$23.18	$63.62	29,578	$770,844	25.30%	26.51%	0.86%
	2020		0.15%	0.90%	18.37	50.77	24,366	596,716	18.61%	19.51%	1.35%
	2019		0.15%	0.90%	15.38	42.80	26,084	529,207	30.79%	31.78%	2.02%
	2018		0.15%	0.90%	11.67	32.73	27,624	443,249	-5.42%	-4.71%	1.33%
	2017		0.15%	0.90%	12.26	34.60	28,128	467,110	19.12%	20.01%	1.36%
LVIP Delaware U.S. Growth Fund - Standard Class
	2021		0.00%	0.90%	19.28	66.17	66,904	2,776,861	17.04%	18.10%	0.00%
	2020		0.00%	0.90%	21.51	56.11	65,469	2,346,895	42.84%	43.99%	0.00%
	2019		0.10%	0.90%	14.96	38.99	75,082	1,839,501	26.11%	27.13%	0.00%
	2018		0.10%	0.90%	11.78	30.69	76,848	1,484,368	-3.87%	-3.10%	0.00%
	2017		0.10%	0.90%	12.17	31.68	80,632	1,593,216	27.13%	28.15%	0.00%
LVIP Delaware Value Fund - Standard Class
	2021		0.15%	0.90%	13.83	47.15	82,947	2,209,762	21.32%	22.23%	5.75%
	2020		0.15%	0.90%	11.32	38.86	78,700	1,815,037	-0.49%	0.26%	2.06%
	2019		0.15%	0.90%	12.97	39.05	78,377	1,810,197	18.86%	19.79%	1.72%
	2018		0.15%	0.90%	12.20	32.85	81,937	1,610,497	-3.64%	-2.88%	1.68%
	2017		0.15%	0.90%	12.57	34.08	94,115	1,956,077	12.78%	13.63%	1.60%
LVIP Delaware Wealth Builder Fund - Standard Class
	2021		0.00%	0.90%	14.31	25.03	14,484	217,325	10.79%	11.56%	2.20%
	2020		0.20%	0.90%	12.84	22.59	12,993	175,432	4.67%	5.40%	1.71%
	2019		0.20%	0.90%	12.18	25.87	18,089	231,822	14.87%	15.67%	3.58%
	2018		0.20%	0.90%	10.53	22.52	13,834	153,879	-6.08%	-5.41%	3.06%
	2017		0.20%	0.90%	11.57	23.98	13,850	164,594	11.24%	12.07%	2.32%
LVIP Dimensional International Core Equity Fund - Standard Class
	2021		0.15%	0.15%	14.26	14.26	5,131	73,178	13.05%	13.06%	2.41%
	2020		0.15%	0.15%	12.61	12.62	4,568	57,630	6.70%	6.71%	1.90%
	2019		0.15%	0.15%	11.82	11.82	3,958	46,800	20.66%	20.68%	3.33%
	2018		0.15%	0.15%	9.79	9.80	2,937	28,773	-17.68%	-17.68%	2.33%
	2017		0.15%	0.20%	11.90	11.90	1,795	21,360	27.12%	27.17%	1.84%
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class
	2021		0.15%	0.60%	13.03	13.65	32,552	427,117	14.68%	15.20%	3.01%
	2020		0.15%	0.60%	11.36	11.85	34,193	390,879	-6.98%	-6.56%	1.86%
	2019		0.15%	0.60%	12.21	12.68	29,082	357,428	16.11%	16.64%	2.55%
	2018		0.15%	0.60%	10.52	10.87	32,147	340,677	-16.59%	-16.21%	1.89%
	2017		0.15%	0.60%	12.61	12.98	29,339	372,621	25.41%	25.97%	2.24%
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
	2021		0.15%	0.35%	17.34	51.92	18,435	478,898	27.13%	27.36%	1.20%
	2020		0.15%	0.35%	13.62	40.76	18,557	377,256	16.00%	16.23%	1.90%
	2019		0.15%	0.60%	15.77	35.07	10,088	186,731	29.33%	29.93%	1.95%
	2018		0.15%	0.60%	12.14	27.00	7,553	122,293	-7.84%	-7.40%	1.41%
	2017		0.15%	0.60%	13.12	29.17	8,047	142,382	20.16%	20.76%	1.57%
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
	2021		0.15%	0.20%	16.72	22.02	8,521	182,436	27.51%	27.58%	1.16%
	2020		0.15%	0.20%	13.11	17.26	8,030	134,398	15.11%	15.17%	1.58%
	2019		0.15%	0.20%	14.99	14.99	6,579	96,925	28.63%	28.63%	1.35%
	2018		0.15%	0.60%	11.46	11.65	5,566	64,789	-10.17%	-9.77%	1.19%
	2017		0.15%	0.60%	12.76	12.91	4,574	59,031	17.57%	18.13%	1.33%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class
	2021		0.15%	0.60%	19.46	29.36	38,275	1,015,929	26.93%	27.50%	1.04%
	2020		0.15%	0.60%	15.27	23.02	39,967	840,964	14.61%	15.12%	1.17%
	2019		0.15%	0.60%	13.27	20.00	37,643	709,904	18.86%	19.40%	1.19%
	2018		0.15%	0.60%	11.12	16.75	39,319	625,754	-8.34%	-7.93%	1.00%
	2017		0.15%	0.60%	13.28	18.19	39,364	682,752	18.46%	18.99%	1.17%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class
	2021		0.15%	0.60%	13.44	24.26	12,219	220,295	16.62%	17.14%	1.20%
	2020		0.15%	0.60%	11.48	20.71	12,478	190,755	11.99%	12.50%	1.15%
	2019		0.15%	0.60%	11.01	18.41	12,167	163,448	12.12%	12.63%	1.90%
	2018		0.15%	0.60%	9.78	16.34	13,210	156,183	-9.71%	-9.26%	1.36%
	2017		0.15%	0.60%	10.80	18.01	13,730	181,623	20.67%	21.23%	1.13%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
	2021		0.00%	0.90%	$13.87	$23.00	38,074	$718,543	6.67%	7.51%	3.55%
	2020		0.10%	0.90%	12.90	21.56	39,078	704,946	6.12%	6.94%	1.42%
	2019		0.10%	0.90%	12.07	20.32	120,803	1,728,425	13.98%	14.86%	2.68%
	2018		0.10%	0.90%	10.51	17.83	120,555	1,504,339	-5.31%	-4.57%	2.61%
	2017		0.10%	0.90%	11.01	19.53	108,528	1,566,843	9.51%	10.33%	2.36%
LVIP Global Growth Allocation Managed Risk Fund - Standard Class
	2021		0.00%	0.90%	12.77	23.28	197,066	3,039,180	11.76%	12.60%	3.05%
	2020		0.15%	0.90%	11.35	20.67	217,197	2,956,572	4.91%	5.71%	2.13%
	2019		0.15%	0.90%	12.12	19.56	250,850	3,287,510	14.82%	15.68%	2.31%
	2018		0.10%	0.90%	10.48	16.91	258,485	2,945,887	-7.17%	-6.42%	2.23%
	2017		0.10%	0.90%	11.21	18.89	280,522	3,626,410	14.60%	15.52%	2.34%
LVIP Global Income Fund - Standard Class
	2021		0.10%	0.90%	10.95	14.36	45,378	592,380	-5.93%	-5.19%	3.14%
	2020		0.10%	0.90%	11.89	15.15	45,533	623,167	6.14%	6.67%	1.77%
	2019		0.10%	0.60%	11.16	14.20	37,528	484,537	6.10%	6.63%	3.13%
	2018		0.10%	0.60%	10.49	13.32	27,928	345,002	1.29%	1.79%	4.32%
	2017		0.10%	0.60%	10.31	13.08	23,601	287,426	4.42%	4.93%	0.00%
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
	2021		0.00%	0.90%	12.65	22.94	233,226	3,848,576	9.83%	10.68%	3.11%
	2020		0.15%	0.90%	11.44	20.89	238,043	3,555,782	5.15%	5.94%	2.10%
	2019		0.15%	0.90%	12.00	19.86	232,863	3,432,833	13.99%	14.85%	2.40%
	2018		0.15%	0.90%	10.45	17.43	240,951	3,228,330	-6.28%	-5.57%	2.31%
	2017		0.15%	0.90%	11.08	19.56	244,945	3,864,394	13.29%	14.15%	2.27%
LVIP Government Money Market Fund - Standard Class
	2021		0.00%	0.90%	9.70	10.35	316,406	3,198,439	-0.88%	0.02%	0.01%
	2020		0.00%	0.90%	9.76	10.64	271,903	2,791,026	-0.64%	0.13%	0.29%
	2019		0.15%	0.90%	9.79	10.70	329,110	3,360,717	0.87%	1.64%	1.78%
	2018		0.15%	0.90%	9.67	10.61	341,278	3,420,974	0.48%	1.24%	1.39%
	2017		0.15%	0.90%	9.60	10.87	335,536	3,329,537	-0.49%	0.26%	0.41%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Standard Class
	2018		0.15%	0.15%	11.06	11.06	30	330	-8.94%	-8.94%	2.27%
	2017		0.15%	0.15%	12.14	12.14	21	258	10.97%	10.97%	1.51%
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class
	2021		0.15%	0.15%	17.41	17.41	52	904	20.42%	20.42%	1.60%
	2020		0.15%	0.15%	14.46	14.46	48	690	7.16%	7.16%	1.85%
	2019	5/24/19	0.15%	0.15%	13.49	13.49	37	505	11.03%	11.03%	1.78%
LVIP JPMorgan High Yield Fund - Standard Class
	2021		0.15%	0.90%	12.28	19.92	70,915	1,150,700	5.48%	6.27%	4.77%
	2020		0.15%	0.90%	11.56	18.74	60,970	967,531	4.61%	5.40%	4.37%
	2019		0.15%	0.90%	12.21	17.78	94,368	1,413,774	11.96%	12.81%	5.73%
	2018		0.15%	0.90%	10.82	15.76	90,415	1,212,222	-3.72%	-2.99%	5.80%
	2017		0.15%	0.90%	11.16	16.25	84,052	1,210,939	5.81%	6.61%	6.14%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
	2021		0.10%	0.60%	13.62	31.09	8,877	216,645	28.30%	28.97%	0.98%
	2020		0.10%	0.90%	10.57	24.12	10,806	198,178	1.03%	1.80%	1.34%
	2019		0.10%	0.90%	11.75	23.70	7,328	144,346	15.13%	15.99%	1.08%
	2018		0.10%	0.90%	10.13	20.43	9,977	154,254	-12.58%	-11.93%	1.55%
	2017		0.10%	0.90%	11.53	23.20	9,698	168,422	13.67%	14.54%	1.08%
LVIP MFS International Growth Fund - Standard Class
	2021		0.10%	0.90%	14.42	27.47	72,791	1,634,962	10.25%	11.13%	0.77%
	2020		0.10%	0.90%	12.99	24.73	65,604	1,318,599	13.51%	14.42%	0.86%
	2019		0.10%	0.90%	14.27	21.62	67,526	1,271,321	26.42%	27.44%	1.75%
	2018		0.10%	0.90%	11.21	16.97	58,629	905,136	-9.08%	-8.33%	1.27%
	2017		0.10%	0.90%	12.26	18.53	59,082	1,003,283	30.68%	31.73%	1.21%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP MFS Value Fund - Standard Class
	2021		0.10%	0.90%	$15.40	$41.70	259,973	$6,762,093	24.36%	25.39%	1.38%
	2020		0.10%	0.90%	12.30	33.28	269,924	5,661,954	2.75%	3.60%	1.97%
	2019		0.10%	0.90%	15.06	32.16	122,312	3,165,971	29.06%	29.79%	1.69%
	2018		0.10%	0.60%	11.62	24.80	131,600	2,677,469	-10.53%	-10.06%	1.78%
	2017		0.10%	0.60%	12.94	27.60	119,595	2,801,376	16.92%	17.52%	1.89%
LVIP Mondrian International Value Fund - Standard Class
	2021		0.00%	0.90%	10.77	28.89	81,780	1,077,241	10.27%	11.26%	3.36%
	2020		0.00%	0.90%	9.70	26.20	89,622	1,078,106	-5.82%	-5.09%	2.32%
	2019		0.10%	0.90%	11.34	27.82	86,214	1,158,747	17.19%	18.09%	3.55%
	2018		0.10%	0.90%	9.61	23.74	94,529	1,093,827	-12.28%	-11.60%	3.27%
	2017		0.10%	0.90%	10.88	27.06	91,103	1,214,292	20.13%	21.29%	3.48%
LVIP SSGA Bond Index Fund - Standard Class
	2021		0.10%	0.60%	11.57	15.60	95,678	1,228,456	-2.56%	-2.12%	2.44%
	2020		0.10%	0.90%	11.83	15.93	61,027	838,779	6.53%	7.32%	2.12%
	2019		0.10%	0.90%	11.32	14.85	65,727	843,539	7.27%	8.08%	2.97%
	2018		0.10%	0.90%	10.48	13.74	56,226	689,011	-1.22%	-0.47%	2.83%
	2017		0.10%	0.90%	10.53	13.81	49,891	620,679	2.25%	3.18%	2.49%
LVIP SSGA Conservative Index Allocation Fund - Standard Class
	2021		0.15%	0.60%	14.60	19.78	19,862	328,247	5.76%	6.21%	2.22%
	2020		0.15%	0.60%	13.75	18.62	17,840	282,093	11.56%	12.02%	2.11%
	2019		0.15%	0.60%	12.27	16.62	15,627	220,269	14.15%	14.66%	2.39%
	2018		0.15%	0.60%	10.70	14.50	16,143	199,413	-4.91%	-4.48%	2.33%
	2017		0.15%	0.60%	11.21	15.18	15,131	218,121	10.05%	10.55%	2.25%
LVIP SSGA Conservative Structured Allocation Fund - Standard Class
	2021		0.15%	0.60%	14.10	19.11	5,895	105,299	6.78%	7.27%	3.86%
	2020		0.15%	0.60%	13.14	17.81	5,483	90,884	9.02%	9.52%	2.17%
	2019		0.15%	0.60%	12.00	16.27	5,472	82,879	12.96%	13.48%	2.75%
	2018		0.15%	0.60%	10.58	14.33	5,546	74,099	-5.58%	-5.15%	2.95%
	2017		0.15%	0.60%	11.15	15.11	5,323	74,742	9.04%	9.53%	4.88%
LVIP SSGA Developed International 150 Fund - Standard Class
	2021		0.15%	0.60%	12.14	18.15	14,755	186,296	12.49%	12.99%	4.50%
	2020		0.15%	0.60%	10.75	16.06	13,858	159,198	-4.67%	-4.24%	1.28%
	2019		0.15%	0.60%	11.23	16.78	34,273	502,124	14.73%	15.25%	4.44%
	2018		0.15%	0.60%	9.75	15.84	32,733	418,241	-15.74%	-15.36%	4.28%
	2017		0.15%	0.60%	11.53	18.76	22,411	361,075	22.84%	23.39%	4.62%
LVIP SSGA Emerging Markets 100 Fund - Standard Class
	2021		0.10%	0.60%	10.39	16.89	29,941	410,141	8.14%	8.65%	5.65%
	2020		0.10%	0.90%	9.57	15.54	31,557	405,520	1.73%	2.60%	3.77%
	2019		0.10%	0.90%	9.48	15.15	30,155	388,066	6.64%	7.50%	4.00%
	2018		0.10%	0.90%	8.84	14.09	25,249	303,137	-13.10%	-12.35%	4.64%
	2017		0.10%	0.90%	10.12	16.08	23,418	324,386	22.72%	23.83%	2.61%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
	2021		0.00%	0.60%	13.24	21.51	47,057	799,056	11.90%	12.58%	5.28%
	2020		0.00%	0.90%	12.48	19.14	44,798	676,913	6.06%	6.86%	1.99%
	2019		0.15%	0.90%	11.68	17.91	43,299	615,555	14.72%	15.58%	2.56%
	2018		0.15%	0.90%	10.11	15.50	58,012	705,307	-9.00%	-8.24%	2.90%
	2017		0.15%	0.90%	11.03	16.90	53,864	756,849	13.79%	14.64%	4.07%
LVIP SSGA International Index Fund - Standard Class
	2021		0.15%	0.90%	12.20	20.55	100,292	1,645,862	10.07%	10.89%	2.82%
	2020		0.15%	0.90%	11.01	18.53	86,122	1,271,644	6.88%	7.69%	3.38%
	2019		0.15%	0.90%	11.05	17.22	29,582	440,509	20.49%	21.40%	2.62%
	2018		0.15%	0.90%	9.17	14.22	23,641	305,246	-14.48%	-13.83%	2.74%
	2017		0.15%	0.90%	10.72	16.53	20,028	302,896	23.56%	24.50%	2.80%
LVIP SSGA International Managed Volatility Fund - Standard Class
	2021		0.15%	0.60%	10.94	11.79	3,374	38,544	10.10%	10.59%	2.31%
	2020		0.15%	0.60%	9.94	10.66	3,239	33,489	-1.57%	-1.12%	2.09%
	2019		0.15%	0.60%	10.10	10.78	3,037	31,843	18.08%	18.62%	2.53%
	2018		0.15%	0.60%	8.55	9.09	2,848	25,204	-12.72%	-12.33%	2.24%
	2017		0.15%	0.60%	9.80	10.37	2,938	29,598	23.53%	24.09%	2.27%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Large Cap 100 Fund - Standard Class
	2021		0.15%	0.60%	$15.41	$50.19	24,985	$897,464	31.09%	31.68%	2.29%
	2020		0.15%	0.60%	11.71	38.12	23,646	670,306	2.37%	2.83%	2.37%
	2019		0.15%	0.60%	14.82	37.07	34,246	823,064	26.53%	27.10%	2.64%
	2018		0.15%	0.60%	11.66	29.17	35,058	702,976	-11.64%	-11.23%	2.63%
	2017		0.15%	0.60%	13.15	32.86	21,239	617,308	18.05%	18.58%	2.91%
LVIP SSGA Moderate Index Allocation Fund - Standard Class
	2021		0.15%	0.90%	16.04	23.67	53,744	1,190,708	9.40%	10.23%	2.26%
	2020		0.15%	0.90%	14.55	21.48	53,807	1,085,279	13.15%	13.66%	2.28%
	2019		0.15%	0.60%	12.80	18.89	49,631	884,073	17.53%	18.06%	2.34%
	2018		0.15%	0.60%	10.85	16.00	51,402	778,154	-6.83%	-6.41%	2.29%
	2017		0.15%	0.60%	11.59	17.10	48,297	782,876	13.87%	14.38%	2.30%
LVIP SSGA Moderate Structured Allocation Fund - Standard Class
	2021		0.15%	0.60%	15.27	22.66	75,396	1,536,247	11.48%	11.98%	5.06%
	2020		0.15%	0.60%	13.63	20.23	63,457	1,236,090	9.20%	9.69%	2.66%
	2019		0.15%	0.60%	12.43	18.45	57,168	1,036,815	15.87%	16.40%	2.95%
	2018		0.15%	0.60%	10.68	15.85	56,064	874,261	-7.68%	-7.26%	3.21%
	2017		0.15%	0.60%	11.52	17.09	53,951	909,016	12.47%	13.04%	4.13%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
	2021		0.15%	0.60%	16.45	25.05	41,303	762,954	10.70%	11.20%	2.29%
	2020		0.15%	0.60%	14.80	22.53	35,179	593,230	13.60%	14.11%	2.27%
	2019		0.15%	0.60%	12.98	19.74	41,443	641,812	19.01%	19.55%	2.36%
	2018		0.15%	0.60%	10.86	16.52	41,792	539,214	-7.98%	-7.56%	2.11%
	2017		0.15%	0.60%	11.78	17.87	24,913	421,415	16.27%	16.91%	2.24%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class
	2021		0.15%	0.60%	15.49	24.07	53,757	1,138,113	13.00%	13.51%	5.16%
	2020		0.15%	0.60%	13.64	21.20	53,228	1,015,825	8.62%	9.11%	2.05%
	2019		0.15%	0.60%	12.50	19.43	89,511	1,495,417	16.72%	17.25%	2.95%
	2018		0.15%	0.60%	10.66	16.57	89,365	1,271,053	-8.75%	-8.33%	3.44%
	2017		0.15%	0.60%	11.63	18.08	81,122	1,305,395	14.21%	14.72%	4.38%
LVIP SSGA S&P 500 Index Fund - Standard Class
	2021		0.15%	0.90%	18.33	56.66	531,634	16,931,400	27.27%	28.23%	1.32%
	2020		0.15%	0.90%	14.30	44.19	512,073	13,216,079	16.97%	17.86%	1.88%
	2019		0.15%	0.90%	14.51	37.49	294,715	6,781,200	30.02%	31.00%	1.80%
	2018		0.15%	0.90%	12.65	28.62	232,285	4,396,075	-5.51%	-4.79%	1.87%
	2017		0.15%	0.90%	13.29	30.06	222,273	4,516,985	20.49%	21.39%	2.11%
LVIP SSGA Small-Cap Index Fund - Standard Class
	2021		0.15%	0.60%	14.38	42.63	87,833	1,904,471	13.87%	14.39%	0.94%
	2020		0.15%	0.90%	12.58	37.27	74,481	1,446,133	18.13%	19.02%	1.14%
	2019		0.15%	0.90%	14.01	31.31	39,531	790,036	23.91%	24.85%	1.03%
	2018		0.15%	0.90%	11.23	25.08	32,487	546,053	-12.16%	-11.50%	1.02%
	2017		0.15%	0.90%	12.69	28.34	27,260	550,195	13.19%	14.04%	1.07%
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
	2021		0.15%	0.60%	14.49	41.59	63,203	1,638,053	32.86%	33.46%	2.43%
	2020		0.15%	0.60%	10.86	31.16	69,694	1,343,929	5.35%	5.82%	3.13%
	2019		0.15%	0.60%	12.55	29.45	42,578	909,387	19.11%	19.65%	2.19%
	2018		0.15%	0.60%	10.51	24.61	35,494	670,779	-13.99%	-13.59%	3.21%
	2017		0.15%	0.60%	12.16	28.48	30,191	691,515	5.61%	6.17%	2.71%
LVIP T. Rowe Price 2020 Fund - Standard Class
	2021		0.20%	0.20%	15.81	15.81	4,970	78,577	10.01%	10.01%	2.90%
	2020		0.20%	0.20%	14.37	14.37	5,272	75,774	13.04%	13.04%	2.23%
	2019		0.20%	0.20%	12.71	12.71	6,132	77,972	18.69%	18.69%	2.45%
	2018		0.20%	0.20%	10.71	10.71	8,225	88,114	-5.77%	-5.77%	1.94%
	2017		0.60%	0.60%	14.48	14.48	6,466	93,617	11.36%	11.36%	2.02%
LVIP T. Rowe Price 2030 Fund - Standard Class
	2021		0.00%	0.20%	16.15	16.66	14,338	226,196	13.37%	13.37%	2.26%
	2020		0.20%	0.35%	14.24	20.39	13,072	213,002	14.84%	15.02%	2.16%
	2019		0.20%	0.35%	12.38	17.76	14,432	203,633	21.72%	21.91%	2.32%
	2018		0.20%	0.60%	10.16	13.14	17,058	199,059	-8.14%	-7.79%	1.92%
	2017		0.20%	0.60%	14.31	14.46	11,424	162,806	12.79%	12.89%	1.86%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP T. Rowe Price 2040 Fund - Standard Class
	2021		0.00%	0.20%	$16.97	$17.55	14,165	$228,230	16.70%	16.70%	2.65%
	2020		0.20%	0.35%	14.54	21.33	11,003	197,095	16.21%	16.39%	2.21%
	2019		0.20%	0.35%	12.49	18.35	10,826	165,514	24.01%	24.19%	2.31%
	2018		0.20%	0.35%	10.06	10.06	10,951	134,693	-8.89%	-8.89%	2.77%
	2017		0.20%	0.60%	11.04	13.78	5,236	69,309	13.94%	14.39%	1.84%
LVIP T. Rowe Price Growth Stock Fund - Standard Class
	2021		0.15%	0.90%	19.49	73.00	48,065	2,067,917	19.38%	20.29%	0.00%
	2020		0.15%	0.90%	16.21	60.69	44,934	1,681,164	35.25%	36.26%	0.00%
	2019		0.15%	0.90%	17.92	44.54	50,762	1,332,340	29.88%	30.86%	0.08%
	2018		0.15%	0.90%	13.70	34.03	47,218	957,752	-2.01%	-1.27%	0.20%
	2017		0.15%	0.90%	13.88	34.47	35,786	821,904	32.49%	33.82%	0.14%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
	2021		0.00%	0.90%	17.26	78.03	39,159	1,337,088	12.84%	13.85%	0.01%
	2020		0.00%	0.90%	16.59	57.03	36,207	1,138,259	30.91%	31.50%	0.00%
	2019		0.15%	0.60%	16.89	43.37	32,728	737,497	36.58%	37.19%	0.19%
	2018		0.15%	0.60%	12.32	31.61	27,133	497,121	-3.67%	-3.22%	0.44%
	2017		0.15%	0.60%	12.74	33.98	20,310	431,030	23.99%	24.56%	0.20%
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class
	2021		0.15%	0.15%	16.01	16.01	487	7,795	15.20%	15.20%	2.83%
	2020		0.15%	0.15%	13.90	13.90	369	5,129	8.33%	8.33%	1.85%
	2019		0.15%	0.15%	12.83	12.83	241	3,098	17.00%	17.00%	1.63%
	2018		0.15%	0.15%	10.96	10.96	139	1,528	-4.79%	-4.79%	1.87%
	2017		0.15%	0.15%	11.52	11.52	39	449	15.05%	15.05%	1.88%
LVIP Vanguard Bond Allocation Fund - Standard Class
	2021		0.15%	0.60%	11.64	12.83	117,954	1,454,304	-1.88%	-1.43%	1.56%
	2020		0.15%	0.60%	11.81	13.02	100,287	1,256,246	5.05%	5.52%	1.83%
	2019		0.15%	0.60%	11.20	12.34	55,398	661,753	6.83%	7.32%	2.72%
	2018		0.15%	0.60%	10.43	11.50	48,885	548,414	-0.75%	-0.30%	2.23%
	2017		0.15%	0.60%	10.46	11.53	47,089	531,709	2.33%	2.79%	1.92%
LVIP Vanguard Domestic Equity ETF Fund - Standard Class
	2021		0.15%	0.90%	24.17	39.36	40,164	1,306,630	24.61%	25.55%	1.30%
	2020		0.15%	0.90%	19.25	31.35	36,711	977,117	18.75%	19.68%	1.38%
	2019		0.15%	0.90%	16.09	26.20	38,308	840,313	29.12%	30.13%	1.77%
	2018		0.15%	0.90%	12.37	20.14	29,802	530,683	-5.78%	-5.07%	1.56%
	2017		0.15%	0.90%	13.03	21.22	26,111	510,788	19.09%	19.99%	1.65%
LVIP Vanguard International Equity ETF Fund - Standard Class
	2021		0.15%	0.60%	12.17	20.19	115,083	1,867,942	7.52%	8.00%	3.10%
	2020		0.15%	0.90%	11.27	18.74	99,125	1,534,413	9.90%	10.73%	2.63%
	2019		0.15%	0.90%	12.16	16.95	53,151	748,514	21.46%	22.02%	3.72%
	2018		0.15%	0.60%	9.99	13.92	33,783	393,474	-15.22%	-14.83%	2.36%
	2017		0.15%	0.60%	11.73	16.38	28,679	398,367	27.54%	28.12%	2.11%
LVIP Wellington Capital Growth Fund - Standard Class
	2021		0.10%	0.60%	21.59	75.76	46,682	2,577,907	16.42%	17.06%	0.00%
	2020		0.10%	0.60%	18.47	64.78	44,822	2,214,484	42.17%	42.96%	0.00%
	2019		0.10%	0.60%	19.84	45.36	40,977	1,425,256	40.54%	41.32%	0.00%
	2018		0.10%	0.60%	14.06	32.13	38,880	1,080,102	0.75%	1.28%	0.00%
	2017		0.10%	0.60%	23.16	31.75	36,529	1,067,812	34.99%	35.81%	0.00%
LVIP Wellington SMID Cap Value Fund - Standard Class
	2021		0.10%	0.90%	14.41	40.49	26,731	822,610	27.05%	28.07%	0.51%
	2020		0.10%	0.90%	11.26	31.63	27,103	653,043	0.86%	1.67%	0.99%
	2019		0.10%	0.90%	13.24	31.13	25,349	592,585	29.42%	30.46%	1.09%
	2018		0.10%	0.90%	10.16	23.87	20,858	401,513	-15.30%	-14.62%	0.71%
	2017		0.10%	0.90%	11.91	27.97	19,814	455,999	12.41%	13.32%	0.45%
M Capital Appreciation Fund
	2021		0.20%	0.20%	17.04	17.04	625	10,648	17.48%	17.48%	0.00%
	2020		0.20%	0.20%	14.50	14.50	677	9,820	17.49%	17.49%	0.00%
	2019		0.20%	0.20%	12.34	12.34	633	7,813	28.59%	28.59%	0.35%
	2018		0.20%	0.20%	9.60	9.60	574	5,514	-14.32%	-14.32%	0.31%
	2017		0.50%	0.50%	37.95	37.95	170	6,453	18.42%	18.42%	0.00%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
M International Equity Fund
	2021		0.20%	0.20%	$13.62	$13.62	1,141	$15,550	10.83%	10.83%	2.50%
	2020		0.20%	0.20%	12.29	12.29	1,154	14,187	8.68%	8.68%	1.79%
	2019		0.20%	0.20%	11.31	11.31	1,016	11,492	20.09%	20.09%	2.99%
	2018		0.20%	0.20%	9.42	9.42	904	8,515	-20.73%	-20.73%	1.54%
	2017		0.50%	0.50%	15.86	15.86	609	9,654	23.44%	23.44%	1.68%
M Large Cap Growth Fund
	2021		0.20%	0.20%	25.88	25.88	612	15,829	21.26%	21.26%	0.00%
	2020		0.20%	0.20%	21.35	21.35	595	12,698	28.63%	28.63%	0.00%
	2019		0.20%	0.20%	16.59	16.59	705	11,706	35.82%	35.82%	0.00%
	2018		0.20%	0.20%	12.22	12.22	733	8,954	-5.14%	-5.14%	0.00%
	2017		0.50%	0.50%	33.09	33.09	294	9,735	38.29%	38.29%	0.00%
M Large Cap Value Fund
	2021		0.20%	0.20%	14.94	14.94	1,074	16,038	29.75%	29.75%	1.62%
	2020		0.20%	0.20%	11.51	11.51	1,169	13,453	-3.36%	-3.36%	2.17%
	2019		0.20%	0.20%	11.91	11.91	957	11,396	21.27%	21.27%	1.87%
	2018		0.20%	0.20%	9.82	9.82	874	8,580	-12.25%	-12.25%	1.46%
	2017		0.50%	0.50%	23.26	23.26	425	9,897	14.43%	14.43%	1.56%
MFS® VIT Growth Series - Initial Class
	2021		0.00%	0.90%	19.01	93.51	52,047	2,208,951	22.20%	23.53%	0.00%
	2020		0.00%	0.90%	25.73	76.38	41,370	1,786,350	30.67%	31.84%	0.00%
	2019		0.10%	0.90%	19.55	58.45	39,745	1,567,217	36.89%	38.11%	0.00%
	2018		0.10%	0.90%	14.18	42.69	41,634	1,214,542	1.52%	2.55%	0.09%
	2017		0.10%	0.90%	13.84	41.96	42,219	1,200,504	30.17%	31.34%	0.10%
MFS® VIT Total Return Series - Initial Class
	2021		0.00%	0.90%	13.79	33.20	139,921	2,862,807	13.09%	14.12%	1.82%
	2020		0.00%	0.90%	12.57	29.36	124,233	2,419,608	8.83%	9.76%	2.31%
	2019		0.10%	0.90%	12.37	26.98	125,124	2,326,804	19.30%	20.35%	2.39%
	2018		0.10%	0.90%	11.12	22.61	130,891	2,005,116	-6.46%	-5.71%	2.29%
	2017		0.10%	0.90%	11.80	24.17	121,349	2,034,032	11.29%	12.17%	2.29%
MFS® VIT Utilities Series - Initial Class
	2021		0.00%	0.90%	13.39	77.80	122,824	3,169,604	13.07%	14.09%	1.75%
	2020		0.00%	0.90%	13.23	68.81	112,682	2,724,856	4.95%	5.84%	2.50%
	2019		0.10%	0.90%	13.37	65.56	104,430	2,615,102	23.95%	25.02%	4.01%
	2018		0.10%	0.90%	10.71	52.89	121,662	2,337,407	0.15%	0.96%	1.11%
	2017		0.10%	0.90%	10.62	52.81	118,350	2,401,889	13.80%	14.73%	4.24%
MFS® VIT II Core Equity Portfolio - Initial Class
	2021		0.20%	0.35%	26.47	42.10	668	22,974	24.85%	25.08%	0.46%
	2020		0.20%	0.35%	33.18	33.71	587	15,777	18.27%	18.30%	0.54%
	2019		0.35%	0.35%	28.05	28.49	1,193	33,906	32.69%	32.74%	0.85%
	2018		0.35%	0.35%	21.14	21.47	1,101	23,582	-4.17%	-4.16%	0.72%
	2017		0.35%	0.35%	22.06	22.40	991	22,146	24.39%	24.41%	1.09%
Neuberger Berman AMT Large Cap Value Portfolio - I Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.02%
	2018		0.35%	0.35%	20.68	20.68	5,399	111,632	-1.39%	-1.39%	1.20%
	2017		0.35%	0.35%	20.97	20.97	5,546	116,282	12.96%	12.96%	0.57%
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class
	2021		0.00%	0.90%	17.76	74.55	61,826	1,637,469	11.98%	12.99%	0.00%
	2020		0.00%	0.90%	21.13	66.57	54,117	1,495,180	38.73%	39.70%	0.00%
	2019		0.20%	0.90%	15.12	47.99	56,914	1,196,364	31.56%	32.48%	0.00%
	2018		0.20%	0.90%	11.42	36.48	68,157	1,109,189	-7.24%	-6.59%	0.00%
	2017		0.20%	0.90%	12.22	39.33	72,340	1,280,951	24.17%	25.04%	0.00%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
	2021		0.00%	0.90%	13.58	45.07	22,736	424,628	31.61%	32.79%	0.62%
	2020		0.00%	0.90%	11.18	34.25	25,753	360,786	-3.49%	-2.81%	1.33%
	2019		0.20%	0.90%	11.50	35.49	22,713	328,211	15.70%	16.51%	0.71%
	2018		0.20%	0.90%	9.87	30.67	31,291	419,318	-16.04%	-15.44%	0.65%
	2017		0.20%	0.90%	11.67	38.12	34,444	555,887	15.67%	16.52%	0.86%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class
	2021		0.00%	0.00%	$17.02	$17.02	11,094	$188,802	23.48%	23.48%	0.38%
	2020		0.35%	0.35%	30.14	30.14	5,167	155,722	19.14%	19.14%	0.62%
	2019	4/30/19	0.35%	0.35%	25.30	25.30	5,278	133,507	9.15%	9.15%	0.41%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class
	2021		0.10%	0.90%	8.03	12.49	52,841	559,797	32.15%	33.22%	4.23%
	2020		0.10%	0.90%	6.04	9.38	71,227	560,357	0.44%	1.21%	6.45%
	2019		0.10%	0.90%	5.98	8.83	85,243	639,206	10.77%	11.28%	4.49%
	2018		0.10%	0.90%	5.39	7.94	81,833	551,888	-14.90%	-14.22%	2.08%
	2017		0.10%	0.90%	6.29	9.26	84,935	661,236	1.24%	2.15%	11.14%
Putnam VT Global Health Care Fund - Class IB
	2021		0.20%	0.90%	36.50	54.58	6,971	186,353	18.33%	18.98%	1.03%
	2020		0.35%	0.90%	30.67	46.13	3,894	140,921	15.24%	15.87%	0.49%
	2019		0.35%	0.90%	26.47	40.03	3,972	124,613	29.12%	29.84%	0.00%
	2018		0.35%	0.90%	20.39	31.00	3,342	82,561	-1.48%	-0.94%	0.95%
	2017		0.35%	0.90%	20.58	31.47	3,682	90,809	14.26%	14.93%	0.51%
Putnam VT Growth & Income Fund - Class IB
	2017		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.09%
Putnam VT Large Cap Value Fund - Class IB
	2021		0.20%	0.35%	31.73	31.73	1,794	48,945	26.86%	26.86%	1.19%
	2020		0.35%	0.90%	25.01	28.94	1,519	38,844	4.85%	5.43%	1.69%
	2019		0.35%	0.90%	23.72	27.60	1,532	37,197	29.23%	29.95%	1.98%
	2018		0.35%	0.90%	18.26	21.36	1,547	28,947	-9.30%	-8.81%	0.69%
	2017	5/12/17	0.35%	0.90%	20.02	23.55	1,563	32,104	12.56%	12.95%	0.00%
Templeton Foreign VIP Fund - Class 1
	2021		0.55%	0.55%	15.19	15.19	22,406	340,338	3.86%	3.86%	2.03%
	2020		0.55%	0.55%	14.62	14.62	22,171	324,242	-1.46%	-1.46%	3.54%
	2019		0.55%	0.55%	14.84	14.84	20,592	305,605	12.22%	12.22%	1.93%
	2018		0.55%	0.55%	13.23	13.23	19,120	252,870	-15.73%	-15.73%	2.84%
	2017		0.55%	0.55%	15.69	15.69	19,002	298,242	16.38%	16.38%	2.74%
Templeton Foreign VIP Fund - Class 2
	2021		0.00%	0.35%	11.08	15.09	7,525	84,502	3.79%	4.16%	1.84%
	2020		0.00%	0.35%	14.54	14.54	5,460	76,661	-1.50%	-1.50%	3.34%
	2019		0.35%	0.90%	14.76	16.89	5,218	77,901	11.52%	12.14%	1.72%
	2018		0.35%	0.90%	13.16	15.15	5,385	71,687	-16.21%	-15.74%	2.35%
	2017		0.35%	0.90%	15.62	18.08	8,072	127,068	15.65%	16.29%	2.55%
Templeton Global Bond VIP Fund - Class 1
	2021		0.15%	0.90%	8.98	17.92	134,186	1,282,055	-5.48%	-4.77%	0.00%
	2020		0.15%	0.90%	9.65	18.96	123,770	1,241,812	-5.92%	-5.22%	8.17%
	2019		0.15%	0.90%	10.23	20.16	111,922	1,192,715	1.33%	2.10%	7.00%
	2018		0.15%	0.90%	10.06	19.89	117,059	1,244,513	1.30%	2.06%	0.00%
	2017		0.15%	0.90%	9.87	20.65	99,795	1,120,591	1.24%	2.00%	0.00%
Templeton Growth VIP Fund - Class 1
	2021		0.20%	0.90%	12.22	25.67	23,905	365,510	4.32%	5.05%	1.30%
	2020		0.20%	0.90%	11.89	24.61	23,116	359,732	5.04%	5.77%	3.23%
	2019		0.20%	0.90%	11.24	23.43	25,057	383,481	14.40%	15.20%	3.03%
	2018		0.20%	0.90%	9.76	20.48	24,360	325,900	-15.38%	-14.78%	2.23%
	2017		0.20%	0.90%	11.45	24.20	29,290	444,096	17.70%	18.53%	1.82%
Templeton Growth VIP Fund - Class 2
	2021		0.00%	0.00%	12.20	12.20	2,744	33,471	4.87%	4.87%	1.09%
	2020		0.00%	0.35%	19.84	19.84	1,898	30,521	5.43%	5.43%	2.91%
	2019		0.35%	0.35%	18.82	18.82	1,423	26,776	14.75%	14.75%	2.95%
	2018		0.35%	0.35%	16.40	16.40	1,647	26,999	-15.15%	-15.15%	2.13%
	2017		0.35%	0.90%	19.32	20.28	2,318	44,791	17.44%	18.12%	1.62%
TOPS® Moderate Growth ETF Portfolio - Class 2 Shares
	2021	5/3/21	0.15%	0.15%	13.67	13.67	1,366	18,678	4.40%	4.40%	1.34%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2021:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Global Thematic Growth Portfolio - Class A	$279,676	$118,268
AB VPS Growth and Income Portfolio - Class A	77,113	91,976
AB VPS International Value Portfolio - Class A	76,229	44,640
AB VPS Large Cap Growth Portfolio - Class A	50,228	177,280
AB VPS Small/Mid Cap Value Portfolio - Class A	265,369	672,437
American Century VP Balanced Fund - Class I	47,348	16,445
American Century VP Inflation Protection Fund - Class I	136,300	170,116
American Funds Global Growth Fund - Class 2	598,639	234,442
American Funds Global Small Capitalization Fund - Class 2	356,078	393,077
American Funds Growth Fund - Class 2	2,060,764	1,115,613
American Funds Growth-Income Fund - Class 2	478,644	549,593
American Funds International Fund - Class 2	1,106,990	322,830
BlackRock Global Allocation V.I. Fund - Class I	829,079	188,072
ClearBridge Variable Mid Cap Portfolio - Class I	348,540	40,547
Delaware VIP® Emerging Markets Series - Standard Class	446,869	158,953
Delaware VIP® Small Cap Value Series - Standard Class	216,928	498,967
DWS Alternative Asset Allocation VIP Portfolio - Class A	39,351	14,497
DWS Equity 500 Index VIP Portfolio - Class A	316,156	365,913
DWS Small Cap Index VIP Portfolio - Class A	102,530	126,336
Fidelity® VIP Asset Manager Portfolio - Initial Class	22,005	28,775
Fidelity® VIP Contrafund® Portfolio - Service Class	976,531	499,321
Fidelity® VIP Equity-Income Portfolio - Initial Class	44,146	29,830
Fidelity® VIP Equity-Income Portfolio - Service Class	53,423	13,000
Fidelity® VIP Growth Opportunities Portfolio - Service Class	69,451	38,881
Fidelity® VIP Growth Portfolio - Service Class	731,911	205,727
Fidelity® VIP High Income Portfolio - Service Class	14,968	2,172
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	35,477	23,094
Fidelity® VIP Mid Cap Portfolio - Service Class	560,254	394,635
Fidelity® VIP Overseas Portfolio - Service Class	97,059	86,559
Franklin Income VIP Fund - Class 1	562,269	299,437

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Franklin Mutual Shares VIP Fund - Class 1	$165,805	$219,141
Franklin Small-Mid Cap Growth VIP Fund - Class 1	255,016	63,800
Invesco V.I. American Franchise Fund - Series I Shares	214,817	68,039
Invesco V.I. Core Equity Fund - Series I Shares	69,989	79,871
Invesco V.I. Core Plus Bond Fund - Series I Shares	27,656	29,445
Invesco V.I. International Growth Fund - Series I Shares	120,833	32,015
Janus Henderson Balanced Portfolio - Institutional Shares	12,665	7,393
Janus Henderson Balanced Portfolio - Service Shares	12,348	23,330
Janus Henderson Enterprise Portfolio - Service Shares	31,308	14,187
Janus Henderson Global Research Portfolio - Institutional Shares	54,976	25,620
Janus Henderson Global Research Portfolio - Service Shares	9,919	5,091
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	19,109	15,568
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	188,896	14,631
LVIP Baron Growth Opportunities Fund - Service Class	127,965	123,327
LVIP Baron Growth Opportunities Fund - Standard Class	39,335	16,493
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	86,354	56,126
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	5,026	1,581
LVIP BlackRock Global Real Estate Fund - Standard Class	92,417	187,733
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	212,926	25,462
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	5,806	2,272
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	45,274	43,720
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	10,779	20,187
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	2,369	1,761
LVIP Delaware Bond Fund - Standard Class	931,619	115,401
LVIP Delaware Diversified Floating Rate Fund - Standard Class	303,022	63,290
LVIP Delaware Diversified Income Fund - Standard Class	871,667	190,851
LVIP Delaware High Yield Fund - Standard Class	205,105	32,058
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	291,024	93,845
LVIP Delaware Mid Cap Value Fund - Standard Class	70,194	161,422
LVIP Delaware REIT Fund - Standard Class	182,259	310,275
LVIP Delaware SMID Cap Core Fund - Standard Class	318,486	191,534
LVIP Delaware Social Awareness Fund - Standard Class	101,524	51,496
LVIP Delaware U.S. Growth Fund - Standard Class	761,732	146,898
LVIP Delaware Value Fund - Standard Class	444,767	119,737
LVIP Delaware Wealth Builder Fund - Standard Class	32,478	1,967
LVIP Dimensional International Core Equity Fund - Standard Class	13,212	3,912
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	37,767	47,966
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	45,353	24,477
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	18,529	5,338
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	56,681	102,962
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	15,804	16,567
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	88,528	83,502
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	287,382	336,192
LVIP Global Income Fund - Standard Class	173,579	143,628
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	408,177	243,219
LVIP Government Money Market Fund - Standard Class	3,674,994	3,267,581
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	105	12
LVIP JPMorgan High Yield Fund - Standard Class	185,306	16,288
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	24,382	57,284
LVIP MFS International Growth Fund - Standard Class	336,897	74,993
LVIP MFS Value Fund - Standard Class	398,214	519,008
LVIP Mondrian International Value Fund - Standard Class	160,060	246,163
LVIP SSGA Bond Index Fund - Standard Class	549,205	111,389
LVIP SSGA Conservative Index Allocation Fund - Standard Class	50,111	13,127
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	16,864	4,705
LVIP SSGA Developed International 150 Fund - Standard Class	22,350	8,358
LVIP SSGA Emerging Markets 100 Fund - Standard Class	60,494	66,851
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	147,372	24,029
LVIP SSGA International Index Fund - Standard Class	309,836	40,996
LVIP SSGA International Managed Volatility Fund - Standard Class	4,165	1,927
LVIP SSGA Large Cap 100 Fund - Standard Class	195,308	64,584
LVIP SSGA Moderate Index Allocation Fund - Standard Class	113,486	85,598

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	$273,845	$43,093
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	135,107	17,984
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	146,489	94,782
LVIP SSGA S&P 500 Index Fund - Standard Class	1,686,452	1,253,369
LVIP SSGA Small-Cap Index Fund - Standard Class	481,330	163,585
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	562,104	310,487
LVIP T. Rowe Price 2020 Fund - Standard Class	5,409	6,045
LVIP T. Rowe Price 2030 Fund - Standard Class	18,304	25,423
LVIP T. Rowe Price 2040 Fund - Standard Class	9,143	2,771
LVIP T. Rowe Price Growth Stock Fund - Standard Class	251,171	64,613
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	295,458	83,674
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	2,468	521
LVIP Vanguard Bond Allocation Fund - Standard Class	269,771	32,238
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	144,016	47,729
LVIP Vanguard International Equity ETF Fund - Standard Class	357,539	69,464
LVIP Wellington Capital Growth Fund - Standard Class	484,997	249,056
LVIP Wellington SMID Cap Value Fund - Standard Class	76,709	48,060
M Capital Appreciation Fund	2,842	1,911
M International Equity Fund	1,514	1,277
M Large Cap Growth Fund	4,772	1,860
M Large Cap Value Fund	1,053	2,082
MFS® VIT Growth Series - Initial Class	395,689	121,046
MFS® VIT Total Return Series - Initial Class	363,382	87,542
MFS® VIT Utilities Series - Initial Class	399,416	199,757
MFS® VIT II Core Equity Portfolio - Initial Class	5,193	641
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	235,803	115,532
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	39,452	82,962
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	4,903	4,050
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	46,531	201,407
Putnam VT Global Health Care Fund - Class IB	35,399	4,865
Putnam VT Large Cap Value Fund - Class IB	2,320	582
Templeton Foreign VIP Fund - Class 1	52,606	43,380
Templeton Foreign VIP Fund - Class 2	10,487	4,316
Templeton Global Bond VIP Fund - Class 1	207,447	108,805
Templeton Growth VIP Fund - Class 1	27,846	36,100
Templeton Growth VIP Fund - Class 2	3,599	1,801
TOPS® Moderate Growth ETF Portfolio - Class 2 Shares	18,359	8

5. Investments

The following is a summary of investments owned at December 31, 2021:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Global Thematic Growth Portfolio - Class A	24,234	$46.20	$1,119,596	$831,105
AB VPS Growth and Income Portfolio - Class A	26,866	36.83	989,478	767,162
AB VPS International Value Portfolio - Class A	41,724	15.72	655,904	576,242
AB VPS Large Cap Growth Portfolio - Class A	3,864	93.09	359,706	230,102
AB VPS Small/Mid Cap Value Portfolio - Class A	153,828	23.46	3,608,794	2,795,066
American Century VP Balanced Fund - Class I	27,648	9.56	264,314	217,878
American Century VP Inflation Protection Fund - Class I	61,222	11.45	700,990	644,066
American Funds Global Growth Fund - Class 2	82,453	44.94	3,705,448	2,640,246
American Funds Global Small Capitalization Fund - Class 2	120,663	32.94	3,974,639	3,000,256
American Funds Growth Fund - Class 2	109,979	126.28	13,888,096	9,459,112
American Funds Growth-Income Fund - Class 2	166,902	66.44	11,088,982	8,035,460
American Funds International Fund - Class 2	348,237	22.60	7,870,151	6,687,164
BlackRock Global Allocation V.I. Fund - Class I	168,278	17.79	2,993,673	2,912,420
ClearBridge Variable Mid Cap Portfolio - Class I	19,985	29.31	585,754	508,610

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Delaware VIP® Emerging Markets Series - Standard Class	99,710	$28.37	$2,828,775	$2,292,483
Delaware VIP® Small Cap Value Series - Standard Class	64,230	45.54	2,925,048	2,197,449
DWS Alternative Asset Allocation VIP Portfolio - Class A	22,572	15.13	341,515	297,552
DWS Equity 500 Index VIP Portfolio - Class A	142,179	30.22	4,296,650	2,948,319
DWS Small Cap Index VIP Portfolio - Class A	48,427	18.63	902,191	741,627
Fidelity® VIP Asset Manager Portfolio - Initial Class	3,341	18.33	61,249	52,854
Fidelity® VIP Contrafund® Portfolio - Service Class	113,110	54.00	6,107,921	4,451,708
Fidelity® VIP Equity-Income Portfolio - Initial Class	4,456	26.15	116,522	102,832
Fidelity® VIP Equity-Income Portfolio - Service Class	13,085	25.97	339,808	305,180
Fidelity® VIP Growth Opportunities Portfolio - Service Class	4,737	79.06	374,520	353,167
Fidelity® VIP Growth Portfolio - Service Class	27,990	101.70	2,846,550	2,127,709
Fidelity® VIP High Income Portfolio - Service Class	16,871	5.21	87,900	90,459
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	8,407	13.35	112,233	112,852
Fidelity® VIP Mid Cap Portfolio - Service Class	77,473	40.63	3,147,747	2,639,786
Fidelity® VIP Overseas Portfolio - Service Class	18,612	29.13	542,157	404,493
Franklin Income VIP Fund - Class 1	347,656	17.47	6,073,550	5,484,284
Franklin Mutual Shares VIP Fund - Class 1	113,885	19.62	2,234,418	2,134,160
Franklin Small-Mid Cap Growth VIP Fund - Class 1	43,236	26.72	1,155,261	977,316
Invesco V.I. American Franchise Fund - Series I Shares	17,090	88.63	1,514,703	1,162,874
Invesco V.I. Core Equity Fund - Series I Shares	43,057	37.79	1,627,123	1,423,389
Invesco V.I. Core Plus Bond Fund - Series I Shares	11,234	6.55	73,585	74,392
Invesco V.I. International Growth Fund - Series I Shares	17,946	41.41	743,147	683,656
Janus Henderson Balanced Portfolio - Institutional Shares	5,911	50.22	296,846	271,426
Janus Henderson Balanced Portfolio - Service Shares	6,827	53.14	362,799	285,075
Janus Henderson Enterprise Portfolio - Service Shares	2,868	92.49	265,300	182,919
Janus Henderson Global Research Portfolio - Institutional Shares	8,999	71.28	641,419	571,571
Janus Henderson Global Research Portfolio - Service Shares	1,563	69.31	108,328	90,980
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	6,382	20.91	133,446	117,154
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	17,010	20.61	350,586	314,788
LVIP Baron Growth Opportunities Fund - Service Class	11,340	91.57	1,038,366	669,821
LVIP Baron Growth Opportunities Fund - Standard Class	5,684	95.26	541,519	288,701
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	26,426	24.01	634,406	526,562
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	1,633	13.58	22,178	19,851
LVIP BlackRock Global Real Estate Fund - Standard Class	67,308	10.03	674,894	614,498
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	98,355	10.33	1,015,813	1,027,198
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	1,942	14.32	27,805	24,263
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	7,727	54.40	420,301	268,764
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	6,557	24.07	157,832	94,166
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	1,723	18.02	31,045	22,367
LVIP Delaware Bond Fund - Standard Class	397,530	13.69	5,442,584	5,556,091
LVIP Delaware Diversified Floating Rate Fund - Standard Class	160,520	9.91	1,590,431	1,617,274
LVIP Delaware Diversified Income Fund - Standard Class	372,716	10.53	3,925,819	3,939,796
LVIP Delaware High Yield Fund - Standard Class	223,127	4.85	1,081,050	1,122,219
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	181,022	9.82	1,777,275	1,794,441
LVIP Delaware Mid Cap Value Fund - Standard Class	23,361	46.01	1,074,838	828,795
LVIP Delaware REIT Fund - Standard Class	128,328	16.79	2,154,241	1,692,772
LVIP Delaware SMID Cap Core Fund - Standard Class	108,456	28.11	3,049,129	2,655,548
LVIP Delaware Social Awareness Fund - Standard Class	14,042	54.90	770,844	597,870
LVIP Delaware U.S. Growth Fund - Standard Class	222,309	12.49	2,776,861	2,418,786
LVIP Delaware Value Fund - Standard Class	74,428	29.69	2,209,762	2,055,276
LVIP Delaware Wealth Builder Fund - Standard Class	16,872	12.88	217,325	222,540
LVIP Dimensional International Core Equity Fund - Standard Class	5,735	12.76	73,178	60,384
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	40,951	10.43	427,117	379,932
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	10,335	46.34	478,898	346,802
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	8,897	20.51	182,436	112,848
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	42,704	23.79	1,015,929	614,366
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	4,803	45.87	220,295	166,267
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	48,827	14.72	718,543	675,612
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	194,782	15.60	3,039,180	2,741,944
LVIP Global Income Fund - Standard Class	54,332	10.90	592,380	628,982

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	243,211	$15.82	$3,848,576	$3,505,825
LVIP Government Money Market Fund - Standard Class	319,844	10.00	3,198,439	3,198,445
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	62	14.47	904	711
LVIP JPMorgan High Yield Fund - Standard Class	106,507	10.80	1,150,700	1,136,975
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	9,701	22.33	216,645	156,923
LVIP MFS International Growth Fund - Standard Class	72,212	22.64	1,634,962	1,305,010
LVIP MFS Value Fund - Standard Class	117,155	57.72	6,762,093	4,453,793
LVIP Mondrian International Value Fund - Standard Class	65,374	16.48	1,077,241	1,045,363
LVIP SSGA Bond Index Fund - Standard Class	106,397	11.55	1,228,456	1,239,265
LVIP SSGA Conservative Index Allocation Fund - Standard Class	21,543	15.24	328,247	276,968
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	8,153	12.92	105,299	98,655
LVIP SSGA Developed International 150 Fund - Standard Class	22,590	8.25	186,296	186,770
LVIP SSGA Emerging Markets 100 Fund - Standard Class	46,846	8.76	410,141	405,627
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	63,976	12.49	799,056	770,115
LVIP SSGA International Index Fund - Standard Class	146,716	11.22	1,645,862	1,325,871
LVIP SSGA International Managed Volatility Fund - Standard Class	3,694	10.43	38,544	33,122
LVIP SSGA Large Cap 100 Fund - Standard Class	61,269	14.65	897,464	808,755
LVIP SSGA Moderate Index Allocation Fund - Standard Class	65,658	18.14	1,190,708	933,052
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	106,892	14.37	1,536,247	1,382,198
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	40,219	18.97	762,954	604,482
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	75,905	14.99	1,138,113	981,511
LVIP SSGA S&P 500 Index Fund - Standard Class	562,785	30.09	16,931,400	10,782,432
LVIP SSGA Small-Cap Index Fund - Standard Class	48,049	39.64	1,904,471	1,423,201
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	124,293	13.18	1,638,053	1,492,226
LVIP T. Rowe Price 2020 Fund - Standard Class	6,898	11.39	78,577	78,314
LVIP T. Rowe Price 2030 Fund - Standard Class	17,208	13.15	226,196	206,704
LVIP T. Rowe Price 2040 Fund - Standard Class	17,481	13.06	228,230	208,700
LVIP T. Rowe Price Growth Stock Fund - Standard Class	28,592	72.33	2,067,917	1,401,939
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	36,875	36.26	1,337,088	1,084,167
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	581	13.42	7,795	6,741
LVIP Vanguard Bond Allocation Fund - Standard Class	133,692	10.88	1,454,304	1,456,536
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	40,370	32.37	1,306,630	790,639
LVIP Vanguard International Equity ETF Fund - Standard Class	144,790	12.90	1,867,942	1,562,650
LVIP Wellington Capital Growth Fund - Standard Class	32,489	79.35	2,577,907	1,854,736
LVIP Wellington SMID Cap Value Fund - Standard Class	26,136	31.47	822,610	631,627
M Capital Appreciation Fund	376	28.30	10,648	9,987
M International Equity Fund	1,076	14.45	15,550	13,619
M Large Cap Growth Fund	467	33.87	15,829	14,251
M Large Cap Value Fund	1,042	15.39	16,038	13,435
MFS® VIT Growth Series - Initial Class	27,835	79.36	2,208,951	1,541,157
MFS® VIT Total Return Series - Initial Class	103,053	27.78	2,862,807	2,529,422
MFS® VIT Utilities Series - Initial Class	82,736	38.31	3,169,604	2,592,171
MFS® VIT II Core Equity Portfolio - Initial Class	711	32.33	22,974	18,560
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	40,592	40.34	1,637,469	1,268,359
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	20,887	20.33	424,628	338,569
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	5,099	37.03	188,802	183,600
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	72,325	7.74	559,797	533,885
Putnam VT Global Health Care Fund - Class IB	9,981	18.67	186,353	158,572
Putnam VT Large Cap Value Fund - Class IB	1,588	30.82	48,945	38,283
Templeton Foreign VIP Fund - Class 1	24,485	13.90	340,338	335,229
Templeton Foreign VIP Fund - Class 2	6,218	13.59	84,502	86,477
Templeton Global Bond VIP Fund - Class 1	92,768	13.82	1,282,055	1,496,058
Templeton Growth VIP Fund - Class 1	30,793	11.87	365,510	380,203
Templeton Growth VIP Fund - Class 2	2,888	11.59	33,471	32,761
TOPS® Moderate Growth ETF Portfolio - Class 2 Shares	1,255	14.88	18,678	18,351

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2021, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class A	5,721	(3,859)	1,862
AB VPS Growth and Income Portfolio - Class A	3,199	(3,683)	(484)
AB VPS International Value Portfolio - Class A	5,291	(3,325)	1,966
AB VPS Large Cap Growth Portfolio - Class A	1,869	(3,017)	(1,148)
AB VPS Small/Mid Cap Value Portfolio - Class A	18,229	(25,451)	(7,222)
American Century VP Balanced Fund - Class I	2,137	(1,009)	1,128
American Century VP Inflation Protection Fund - Class I	9,806	(13,019)	(3,213)
American Funds Global Growth Fund - Class 2	23,618	(7,703)	15,915
American Funds Global Small Capitalization Fund - Class 2	18,803	(16,243)	2,560
American Funds Growth Fund - Class 2	53,124	(25,423)	27,701
American Funds Growth-Income Fund - Class 2	37,630	(16,649)	20,981
American Funds International Fund - Class 2	59,967	(17,132)	42,835
BlackRock Global Allocation V.I. Fund - Class I	23,552	(9,542)	14,010
ClearBridge Variable Mid Cap Portfolio - Class I	15,004	(2,007)	12,997
Delaware VIP® Emerging Markets Series - Standard Class	27,323	(8,107)	19,216
Delaware VIP® Small Cap Value Series - Standard Class	16,168	(23,083)	(6,915)
DWS Alternative Asset Allocation VIP Portfolio - Class A	2,531	(901)	1,630
DWS Equity 500 Index VIP Portfolio - Class A	16,411	(12,907)	3,504
DWS Small Cap Index VIP Portfolio - Class A	5,491	(5,046)	445
Fidelity® VIP Asset Manager Portfolio - Initial Class	887	(1,271)	(384)
Fidelity® VIP Contrafund® Portfolio - Service Class	28,510	(16,830)	11,680
Fidelity® VIP Equity-Income Portfolio - Initial Class	975	(927)	48
Fidelity® VIP Equity-Income Portfolio - Service Class	3,176	(399)	2,777
Fidelity® VIP Growth Opportunities Portfolio - Service Class	3,537	(1,611)	1,926
Fidelity® VIP Growth Portfolio - Service Class	8,406	(5,146)	3,260
Fidelity® VIP High Income Portfolio - Service Class	1,641	(133)	1,508
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,058	(1,534)	524
Fidelity® VIP Mid Cap Portfolio - Service Class	4,609	(13,748)	(9,139)
Fidelity® VIP Overseas Portfolio - Service Class	2,627	(5,092)	(2,465)
Franklin Income VIP Fund - Class 1	18,381	(13,180)	5,201
Franklin Mutual Shares VIP Fund - Class 1	5,352	(10,121)	(4,769)
Franklin Small-Mid Cap Growth VIP Fund - Class 1	6,726	(2,019)	4,707
Invesco V.I. American Franchise Fund - Series I Shares	13,230	(1,527)	11,703
Invesco V.I. Core Equity Fund - Series I Shares	25,008	(2,911)	22,097
Invesco V.I. Core Plus Bond Fund - Series I Shares	1,398	(1,713)	(315)
Invesco V.I. International Growth Fund - Series I Shares	5,622	(2,034)	3,588
Janus Henderson Balanced Portfolio - Institutional Shares	10,040	(339)	9,701
Janus Henderson Balanced Portfolio - Service Shares	5,504	(1,176)	4,328
Janus Henderson Enterprise Portfolio - Service Shares	1,350	(234)	1,116
Janus Henderson Global Research Portfolio - Institutional Shares	10,972	(978)	9,994
Janus Henderson Global Research Portfolio - Service Shares	1,149	(257)	892
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	297	(725)	(428)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	11,314	(900)	10,414
LVIP Baron Growth Opportunities Fund - Service Class	7,784	(3,731)	4,053
LVIP Baron Growth Opportunities Fund - Standard Class	1,195	(635)	560
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	4,014	(2,363)	1,651
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	286	(110)	176
LVIP BlackRock Global Real Estate Fund - Standard Class	3,463	(13,249)	(9,786)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	12,196	(2,122)	10,074
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	280	(148)	132
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	466	(2,077)	(1,611)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	274	(665)	(391)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	127	(106)	21
LVIP Delaware Bond Fund - Standard Class	61,117	(7,208)	53,909
LVIP Delaware Diversified Floating Rate Fund - Standard Class	25,441	(5,437)	20,004
LVIP Delaware Diversified Income Fund - Standard Class	40,162	(13,168)	26,994
LVIP Delaware High Yield Fund - Standard Class	10,618	(2,063)	8,555
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	21,492	(7,852)	13,640
LVIP Delaware Mid Cap Value Fund - Standard Class	2,027	(4,653)	(2,626)

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Delaware REIT Fund - Standard Class	11,442	(17,777)	(6,335)
LVIP Delaware SMID Cap Core Fund - Standard Class	25,595	(5,497)	20,098
LVIP Delaware Social Awareness Fund - Standard Class	7,452	(2,240)	5,212
LVIP Delaware U.S. Growth Fund - Standard Class	4,894	(3,459)	1,435
LVIP Delaware Value Fund - Standard Class	8,537	(4,290)	4,247
LVIP Delaware Wealth Builder Fund - Standard Class	1,604	(113)	1,491
LVIP Dimensional International Core Equity Fund - Standard Class	842	(279)	563
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	2,170	(3,811)	(1,641)
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	1,018	(1,140)	(122)
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	754	(263)	491
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	2,470	(4,162)	(1,692)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	783	(1,042)	(259)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	3,676	(4,680)	(1,004)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	7,259	(27,390)	(20,131)
LVIP Global Income Fund - Standard Class	11,145	(11,300)	(155)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	10,271	(15,088)	(4,817)
LVIP Government Money Market Fund - Standard Class	359,224	(314,721)	44,503
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	5	(1)	4
LVIP JPMorgan High Yield Fund - Standard Class	10,816	(871)	9,945
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	1,446	(3,375)	(1,929)
LVIP MFS International Growth Fund - Standard Class	10,937	(3,750)	7,187
LVIP MFS Value Fund - Standard Class	9,471	(19,422)	(9,951)
LVIP Mondrian International Value Fund - Standard Class	10,756	(18,598)	(7,842)
LVIP SSGA Bond Index Fund - Standard Class	43,027	(8,376)	34,651
LVIP SSGA Conservative Index Allocation Fund - Standard Class	2,742	(720)	2,022
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	665	(253)	412
LVIP SSGA Developed International 150 Fund - Standard Class	1,447	(550)	897
LVIP SSGA Emerging Markets 100 Fund - Standard Class	3,236	(4,852)	(1,616)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	3,803	(1,544)	2,259
LVIP SSGA International Index Fund - Standard Class	16,504	(2,334)	14,170
LVIP SSGA International Managed Volatility Fund - Standard Class	303	(168)	135
LVIP SSGA Large Cap 100 Fund - Standard Class	3,058	(1,719)	1,339
LVIP SSGA Moderate Index Allocation Fund - Standard Class	3,839	(3,902)	(63)
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	13,963	(2,024)	11,939
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	7,066	(942)	6,124
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	4,854	(4,325)	529
LVIP SSGA S&P 500 Index Fund - Standard Class	64,121	(44,560)	19,561
LVIP SSGA Small-Cap Index Fund - Standard Class	20,459	(7,107)	13,352
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	6,492	(12,983)	(6,491)
LVIP T. Rowe Price 2020 Fund - Standard Class	93	(395)	(302)
LVIP T. Rowe Price 2030 Fund - Standard Class	2,781	(1,515)	1,266
LVIP T. Rowe Price 2040 Fund - Standard Class	3,311	(149)	3,162
LVIP T. Rowe Price Growth Stock Fund - Standard Class	4,973	(1,842)	3,131
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	5,413	(2,461)	2,952
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	151	(33)	118
LVIP Vanguard Bond Allocation Fund - Standard Class	20,068	(2,401)	17,667
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	5,016	(1,563)	3,453
LVIP Vanguard International Equity ETF Fund - Standard Class	19,959	(4,001)	15,958
LVIP Wellington Capital Growth Fund - Standard Class	6,707	(4,847)	1,860
LVIP Wellington SMID Cap Value Fund - Standard Class	1,473	(1,845)	(372)
M Capital Appreciation Fund	69	(121)	(52)
M International Equity Fund	85	(98)	(13)
M Large Cap Growth Fund	92	(75)	17
M Large Cap Value Fund	60	(155)	(95)
MFS® VIT Growth Series - Initial Class	13,532	(2,855)	10,677
MFS® VIT Total Return Series - Initial Class	19,850	(4,162)	15,688
MFS® VIT Utilities Series - Initial Class	19,215	(9,073)	10,142
MFS® VIT II Core Equity Portfolio - Initial Class	101	(20)	81
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	11,514	(3,805)	7,709
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	2,480	(5,497)	(3,017)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	5,986	(59)	5,927
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	2,155	(20,541)	(18,386)

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Global Health Care Fund - Class IB	3,203	(126)	3,077
Putnam VT Large Cap Value Fund - Class IB	287	(12)	275
Templeton Foreign VIP Fund - Class 1	2,884	(2,649)	235
Templeton Foreign VIP Fund - Class 2	2,364	(299)	2,065
Templeton Global Bond VIP Fund - Class 1	21,454	(11,038)	10,416
Templeton Growth VIP Fund - Class 1	2,867	(2,078)	789
Templeton Growth VIP Fund - Class 2	965	(119)	846
TOPS® Moderate Growth ETF Portfolio - Class 2 Shares	1,366	—	1,366

The change in units outstanding for the year ended December 31, 2020, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class A	13,890	(27,056)	(13,166)
AB VPS Growth and Income Portfolio - Class A	6,192	(6,680)	(488)
AB VPS International Value Portfolio - Class A	10,659	(5,119)	5,540
AB VPS Large Cap Growth Portfolio - Class A	375	(1,115)	(740)
AB VPS Small/Mid Cap Value Portfolio - Class A	37,517	(21,132)	16,385
American Century VP Balanced Fund - Class I	3,769	(5,368)	(1,599)
American Century VP Inflation Protection Fund - Class I	15,199	(8,496)	6,703
American Funds Global Growth Fund - Class 2	18,397	(88,595)	(70,198)
American Funds Global Small Capitalization Fund - Class 2	11,771	(45,664)	(33,893)
American Funds Growth Fund - Class 2	34,084	(159,098)	(125,014)
American Funds Growth-Income Fund - Class 2	45,269	(188,249)	(142,980)
American Funds International Fund - Class 2	156,711	(94,648)	62,063
BlackRock Global Allocation V.I. Fund - Class I	21,169	(77,121)	(55,952)
ClearBridge Variable Mid Cap Portfolio - Class I	3,930	(3,180)	750
Delaware VIP® Emerging Markets Series - Standard Class	22,458	(33,284)	(10,826)
Delaware VIP® Small Cap Value Series - Standard Class	39,191	(18,784)	20,407
DWS Alternative Asset Allocation VIP Portfolio - Class A	2,477	(5,404)	(2,927)
DWS Equity 500 Index VIP Portfolio - Class A	34,163	(13,062)	21,101
DWS Small Cap Index VIP Portfolio - Class A	6,330	(8,025)	(1,695)
Fidelity® VIP Asset Manager Portfolio - Initial Class	2,480	(2,389)	91
Fidelity® VIP Contrafund® Portfolio - Service Class	36,836	(42,965)	(6,129)
Fidelity® VIP Equity-Income Portfolio - Initial Class	305	(455)	(150)
Fidelity® VIP Equity-Income Portfolio - Service Class	435	(841)	(406)
Fidelity® VIP Growth Opportunities Portfolio - Service Class	11,026	(1,265)	9,761
Fidelity® VIP Growth Portfolio - Service Class	10,488	(8,341)	2,147
Fidelity® VIP High Income Portfolio - Service Class	1,628	(2,011)	(383)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,917	(3,560)	(643)
Fidelity® VIP Mid Cap Portfolio - Service Class	16,884	(14,433)	2,451
Fidelity® VIP Overseas Portfolio - Service Class	2,579	(4,046)	(1,467)
Franklin Income VIP Fund - Class 1	43,770	(139,354)	(95,584)
Franklin Mutual Shares VIP Fund - Class 1	15,150	(7,067)	8,083
Franklin Small-Mid Cap Growth VIP Fund - Class 1	7,814	(8,383)	(569)
Invesco V.I. American Franchise Fund - Series I Shares	2,965	(1,822)	1,143
Invesco V.I. Core Equity Fund - Series I Shares	7,345	(3,900)	3,445
Invesco V.I. Core Plus Bond Fund - Series I Shares	3,009	(2,928)	81
Invesco V.I. International Growth Fund - Series I Shares	3,068	(6,300)	(3,232)
Janus Henderson Balanced Portfolio - Institutional Shares	667	(343)	324
Janus Henderson Balanced Portfolio - Service Shares	1,733	(819)	914
Janus Henderson Enterprise Portfolio - Service Shares	407	(158)	249
Janus Henderson Global Research Portfolio - Institutional Shares	10,002	(715)	9,287
Janus Henderson Global Research Portfolio - Service Shares	1,948	(190)	1,758
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	4,966	(164)	4,802
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	1,724	(842)	882
LVIP Baron Growth Opportunities Fund - Service Class	7,776	(6,791)	985
LVIP Baron Growth Opportunities Fund - Standard Class	2,505	(3,127)	(622)
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	5,738	(5,114)	624

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	629	(95)	534
LVIP BlackRock Global Real Estate Fund - Standard Class	9,955	(13,446)	(3,491)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	9,663	(9,472)	191
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	527	(171)	356
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	3,970	(2,159)	1,811
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	282	(879)	(597)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	38	(154)	(116)
LVIP Delaware Bond Fund - Standard Class	46,404	(53,061)	(6,657)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	18,929	(11,393)	7,536
LVIP Delaware Diversified Income Fund - Standard Class	33,251	(31,370)	1,881
LVIP Delaware High Yield Fund - Standard Class	8,054	(8,093)	(39)
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	19,917	(13,874)	6,043
LVIP Delaware Mid Cap Value Fund - Standard Class	12,781	(5,074)	7,707
LVIP Delaware REIT Fund - Standard Class	23,908	(15,531)	8,377
LVIP Delaware SMID Cap Core Fund - Standard Class	15,400	(11,514)	3,886
LVIP Delaware Social Awareness Fund - Standard Class	367	(2,085)	(1,718)
LVIP Delaware U.S. Growth Fund - Standard Class	3,284	(12,897)	(9,613)
LVIP Delaware Value Fund - Standard Class	9,209	(8,886)	323
LVIP Delaware Wealth Builder Fund - Standard Class	736	(5,832)	(5,096)
LVIP Dimensional International Core Equity Fund - Standard Class	1,587	(977)	610
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	8,765	(3,654)	5,111
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	10,859	(2,390)	8,469
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	2,040	(589)	1,451
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	5,659	(3,335)	2,324
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	1,339	(1,028)	311
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	29,371	(111,096)	(81,725)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	18,060	(51,713)	(33,653)
LVIP Global Income Fund - Standard Class	15,237	(7,232)	8,005
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	22,990	(17,810)	5,180
LVIP Government Money Market Fund - Standard Class	525,178	(582,385)	(57,207)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	11	—	11
LVIP JPMorgan High Yield Fund - Standard Class	29,416	(62,814)	(33,398)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	3,968	(490)	3,478
LVIP MFS International Growth Fund - Standard Class	16,442	(18,364)	(1,922)
LVIP MFS Value Fund - Standard Class	218,597	(70,985)	147,612
LVIP Mondrian International Value Fund - Standard Class	23,725	(20,317)	3,408
LVIP SSGA Bond Index Fund - Standard Class	7,894	(12,594)	(4,700)
LVIP SSGA Conservative Index Allocation Fund - Standard Class	8,599	(6,386)	2,213
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	229	(218)	11
LVIP SSGA Developed International 150 Fund - Standard Class	1,667	(22,082)	(20,415)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	7,336	(5,934)	1,402
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	5,776	(4,277)	1,499
LVIP SSGA International Index Fund - Standard Class	69,061	(12,521)	56,540
LVIP SSGA International Managed Volatility Fund - Standard Class	443	(241)	202
LVIP SSGA Large Cap 100 Fund - Standard Class	1,943	(12,543)	(10,600)
LVIP SSGA Moderate Index Allocation Fund - Standard Class	7,364	(3,188)	4,176
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	9,152	(2,863)	6,289
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	1,966	(8,230)	(6,264)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	21,698	(57,981)	(36,283)
LVIP SSGA S&P 500 Index Fund - Standard Class	312,746	(95,388)	217,358
LVIP SSGA Small-Cap Index Fund - Standard Class	59,958	(25,008)	34,950
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	44,145	(17,029)	27,116
LVIP T. Rowe Price 2020 Fund - Standard Class	276	(1,136)	(860)
LVIP T. Rowe Price 2030 Fund - Standard Class	344	(1,704)	(1,360)
LVIP T. Rowe Price 2040 Fund - Standard Class	363	(186)	177
LVIP T. Rowe Price Growth Stock Fund - Standard Class	11,866	(17,694)	(5,828)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	12,935	(9,456)	3,479
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	156	(28)	128
LVIP Vanguard Bond Allocation Fund - Standard Class	53,752	(8,863)	44,889
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	6,119	(7,716)	(1,597)
LVIP Vanguard International Equity ETF Fund - Standard Class	54,241	(8,267)	45,974
LVIP Wellington Capital Growth Fund - Standard Class	14,197	(10,352)	3,845

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Wellington SMID Cap Value Fund - Standard Class	3,746	(1,992)	1,754
M Capital Appreciation Fund	228	(184)	44
M International Equity Fund	240	(102)	138
M Large Cap Growth Fund	43	(153)	(110)
M Large Cap Value Fund	235	(23)	212
MFS® VIT Growth Series - Initial Class	9,327	(7,702)	1,625
MFS® VIT Total Return Series - Initial Class	14,338	(15,229)	(891)
MFS® VIT Utilities Series - Initial Class	19,304	(11,052)	8,252
MFS® VIT II Core Equity Portfolio - Initial Class	579	(1,185)	(606)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	7,854	(10,651)	(2,797)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	7,074	(4,034)	3,040
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	7	(118)	(111)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	14,335	(28,351)	(14,016)
Putnam VT Global Health Care Fund - Class IB	128	(206)	(78)
Putnam VT Large Cap Value Fund - Class IB	6	(19)	(13)
Templeton Foreign VIP Fund - Class 1	3,761	(2,182)	1,579
Templeton Foreign VIP Fund - Class 2	893	(651)	242
Templeton Global Bond VIP Fund - Class 1	19,077	(7,229)	11,848
Templeton Growth VIP Fund - Class 1	2,572	(4,513)	(1,941)
Templeton Growth VIP Fund - Class 2	570	(95)	475

7. Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of Lincoln Life & Annuity Company of New York
and

Contract Owners of Lincoln Life & Annuity Flexible Premium Variable Life Account M

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Lincoln Life & Annuity Flexible Premium Variable Life Account M ("Variable Account"), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young LLP

We have served as the Variable Account's Auditor since 1999.
Philadelphia, Pennsylvania
April 6, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
AB VPS Global Thematic Growth Portfolio - Class A	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
AB VPS Growth and Income Portfolio - Class A	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
AB VPS International Value Portfolio - Class A	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
AB VPS Large Cap Growth Portfolio - Class A	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
AB VPS Small/Mid Cap Value Portfolio - Class A	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Century VP Balanced Fund - Class I	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Century VP Inflation Protection Fund - Class I	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Global Growth Fund - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Global Small Capitalization Fund - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Growth Fund - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Growth-Income Fund - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds International Fund - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
BlackRock Global Allocation V.I. Fund - Class I	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
ClearBridge Variable Mid Cap Portfolio - Class I	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Delaware VIP® Emerging Markets Series - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Delaware VIP® Small Cap Value Series - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
DWS Alternative Asset Allocation VIP Portfolio - Class A	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
DWS Equity 500 Index VIP Portfolio - Class A	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
DWS Small Cap Index VIP Portfolio - Class A	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Asset Manager Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Contrafund® Portfolio - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Equity-Income Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Equity-Income Portfolio - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Growth Opportunities Portfolio - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Fidelity® VIP Growth Portfolio - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP High Income Portfolio - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Mid Cap Portfolio - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Overseas Portfolio - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Franklin Income VIP Fund - Class 1	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Franklin Mutual Shares VIP Fund - Class 1	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Franklin Small-Mid Cap Growth VIP Fund - Class 1	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. American Franchise Fund - Series I Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. Core Equity Fund - Series I Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. Core Plus Bond Fund - Series I Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. International Growth Fund - Series I Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Janus Henderson Balanced Portfolio - Institutional Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Janus Henderson Balanced Portfolio - Service Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Janus Henderson Enterprise Portfolio - Service Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Janus Henderson Global Research Portfolio - Institutional Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Janus Henderson Global Research Portfolio - Service Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Baron Growth Opportunities Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Baron Growth Opportunities Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP BlackRock Global Real Estate Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Bond Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Diversified Floating Rate Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Diversified Income Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware High Yield Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Mid Cap Value Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware REIT Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware SMID Cap Core Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Social Awareness Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware U.S. Growth Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Value Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Wealth Builder Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Dimensional International Core Equity Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Global Income Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Government Money Market Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP JPMorgan High Yield Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP MFS International Growth Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP MFS Value Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Mondrian International Value Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Bond Index Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Conservative Index Allocation Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Developed International 150 Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Emerging Markets 100 Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA International Index Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA International Managed Volatility Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA Large Cap 100 Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Moderate Index Allocation Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA S&P 500 Index Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Small-Cap Index Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP T. Rowe Price 2020 Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP T. Rowe Price 2030 Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP T. Rowe Price 2040 Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP T. Rowe Price Growth Stock Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Vanguard Bond Allocation Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Vanguard International Equity ETF Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Wellington Capital Growth Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Wellington SMID Cap Value Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
M Capital Appreciation Fund	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
M International Equity Fund	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
M Large Cap Growth Fund	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
M Large Cap Value Fund	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
MFS® VIT Growth Series - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT Total Return Series - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT Utilities Series - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT II Core Equity Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Putnam VT Global Health Care Fund - Class IB	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Putnam VT Large Cap Value Fund - Class IB	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Templeton Foreign VIP Fund - Class 1	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Templeton Foreign VIP Fund - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Templeton Global Bond VIP Fund - Class 1	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Templeton Growth VIP Fund - Class 1	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Templeton Growth VIP Fund - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
TOPS® Moderate Growth ETF Portfolio - Class 2 Shares	As of December 31, 2021	For the period from May 3, 2021 through December 31, 2021	For the period from May 3, 2021 through December 31, 2021